As filed with the Securities and Exchange Commission on February 27, 2004

Registration No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]	Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)          (Zip Code)

Registrant’s Telephone Number, including Area Code:        (949) 219-6767

Robin S. Yonis
Assistant Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration statement becomes effective.

It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PACIFIC SELECT FUND

700 Newport Center Drive
Post Office Box 7500
Newport Beach, California 92660

March      , 2004

Dear Variable Contract Owner:

      We are pleased to enclose a Notice for a Special Meeting of Shareholders of the Small-Cap Equity Portfolio of Pacific Select Fund (the “Fund”). The meeting is scheduled to be held at the office of Pacific Life Insurance Company (“Pacific Life”), located at 700 Newport Center Drive, Newport Beach, California 92660, at 9:00 a.m., Pacific time, on April 22, 2004.

      The purpose of the meeting is to seek your approval of the reorganization of the Small-Cap Equity Portfolio into the Small-Cap Index Portfolio, which is another portfolio of the Fund. If approved by shareholders, you would have an interest in the Small-Cap Index Portfolio on the date that the reorganization occurs. The Small-Cap Equity Portfolio is an actively managed portfolio and its investment goal is to seek long term growth of capital. The Small-Cap Index Portfolio, managed by Mercury Advisors, is managed based on an index and its investment goal is to seek results that correspond to the total return of an index of small-capitalization companies. Both portfolios use the Russell 2000 Index as their benchmark.

      The accompanying Proxy Statement/ Prospectus describes the proposed reorganization and compares the investment policies and expenses of the two portfolios for your evaluation.

      The Board of Trustees of the Fund unanimously approved this proposal and recommends shareholders vote FOR the reorganization.

      Please take the time to read the Proxy Statement/ Prospectus and cast your vote. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Thomas C. Sutton
Chairman of the Board

PACIFIC SELECT FUND

700 Newport Center Drive
Post Office Box 7500 9768
Newport Beach, California 92660

Notice of Special Meeting of Shareholders of

Small-Cap Equity Portfolio

March      , 2004

To the Variable Contract Owners of the Small-Cap Equity Portfolio:

      A Special Meeting of Shareholders of the Small-Cap Equity Portfolio of the Pacific Select Fund (the “Fund”) is scheduled for April 22, 2004, at 9:00 a.m., Pacific time, at 700 Newport Center Drive, Newport Beach, California 92660 for the following purposes:

1.	To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Small-Cap Equity Portfolio by the Small-Cap Index Portfolio in exchange for shares of the Small-Cap Index Portfolio; and

2.	To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournments thereof.

      The close of business on February 24, 2004 has been fixed as the record date for determining shareholders entitled to notice of, and to vote at, the meeting, and any adjournments thereof. Owners of variable life insurance policies and variable annuity contracts having a beneficial interest in the Small-Cap Equity Portfolio on the record date are entitled to vote as though they were shareholders. Your attention is called to the accompanying Proxy Statement/ Prospectus.

      You are cordially invited to attend the meeting. Shareholders who do not expect to attend the meeting are requested to complete, sign, date and return the enclosed voting instruction form or vote by telephone by calling toll-free 1-866-241-6192. The enclosed voting instruction form is being solicited by the Board.

Please respond—your vote is important. Whether or not you plan to attend the meeting, please vote either by telephone or by mail. If you vote by mail, only signed and dated voting instructions received by 11:00 a.m. Eastern time on April 22, 2004, at the address shown on the enclosed postage paid envelope, will be counted. If you vote by telephone, only votes cast by 11:00 a.m. Eastern time on April 22, 2004, will be counted.

By Order of the Board

Audrey L. Milfs
Secretary

PROXY STATEMENT/ PROSPECTUS

SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR

April 22, 2004

Pacific Select Fund

700 Newport Center Drive
Newport Beach, CA 92660

Small-Cap Equity Portfolio, a portfolio of Pacific Select Fund (the “Fund”)

Relating to the Reorganization into

Small-Cap Index Portfolio, a portfolio of the Fund

INTRODUCTION

      This Proxy Statement/ Prospectus provides you with information about a proposed transaction. This transaction involves the transfer of all the assets and liabilities of the Small-Cap Equity Portfolio to the Small-Cap Index Portfolio in exchange for shares of the Small-Cap Index Portfolio. The Small-Cap Equity Portfolio would then distribute to its shareholders their pro rata portion of the shares it receives of the Small-Cap Index Portfolio. The result would be a liquidation of the Small-Cap Equity Portfolio. Each shareholder would receive shares of the Small-Cap Index Portfolio having an aggregate value equal to the aggregate value of the shares the shareholder held of the Small-Cap Equity Portfolio, as of the close of business on the day the transaction closes. You are being asked to vote on the Plan of Reorganization (the “Plan”) through which this transaction would be accomplished.

      Because you, as an owner of a variable annuity or life insurance policy (Contract Owner or Variable Contract Owner) with an interest in the Small-Cap Equity Portfolio as of the record date, February 24, 2004, are being asked to approve a transaction that will result in your having an interest in the Small-Cap Index Portfolio, this Proxy Statement also serves as a Prospectus for the Small-Cap Index Portfolio. This Proxy Statement/ Prospectus, which you should retain for future reference, contains important information about the Small-Cap Index Portfolio that you should know before investing, including a discussion of the investment objectives, strategies, restrictions and risks of the Portfolio. For a more detailed discussion of the investment objectives, strategies and restrictions of both Portfolios, see the Pacific Select Fund Prospectus and Statement of Additional Information (SAI) for the Fund, each dated May 1, 2003, as supplemented (also accessable online at www.PacificLife.com). For more detailed information concerning this Prospectus/ Proxy, see the SAI dated March      , 2004 relating to this Prospectus/ Proxy Statement. The Fund also provides periodic reports to its shareholders that highlight certain important information about the Fund, including investment results and financial information. The two SAIs, the Fund’s Prospectus, and the Fund’s annual report dated December 31, 2003, may each be obtained without charge by calling 1-800-722-2333 for variable annuity contract owners and 1-800-800-7681 for variable life insurance policy owners.

      The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, files reports and other information with the Securities and Exchange Commission (“SEC”), including the information discussed above. You can get a copy of such documents by contacting the SEC: by visiting the EDGAR database at: www.sec.gov; by writing to SEC Public Reference Section, Washington, D.C. 20549-0102; by email at publicinfo@sec.gov; or by phone: 1-202-942-8090. The SEC may charge you a fee for this information.

      The Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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SUMMARY

      You should read this entire Proxy Statement/ Prospectus carefully, including the Appendices, which are also a part of this Proxy Statement/ Prospectus. For additional information, you should consult the Fund’s Prospectus and the Plan that is attached hereto as Appendix A.

The Proposed Reorganization. On February 24, 2004, the Board of Trustees of the Fund (the “Board”) approved the Plan. The Plan provides for: the transfer of all of the assets and liabilities of the Small-Cap Equity Portfolio to the Small-Cap Index Portfolio, in exchange for shares of the Small-Cap Index Portfolio; the assumption by the Small-Cap Index Portfolio of all of the assets and liabilities of the Small-Cap Equity Portfolio; and the distribution of the Small-Cap Index Portfolio shares to the shareholders of the Small-Cap Equity Portfolio in complete liquidation of the Small-Cap Equity Portfolio (together, the “Reorganization”).

      The Reorganization is expected to be effective as of the close of business on April 30, 2004 or on a later date as the parties may agree (the “Closing Date”). As a result of the Reorganization, each shareholder of the Small-Cap Equity Portfolio would become a shareholder of the Small-Cap Index Portfolio. Each shareholder would hold, immediately after the closing of the Reorganization, shares of the Small-Cap Index Portfolio having an aggregate value equal to the aggregate value of the shares of the Small-Cap Equity Portfolio held by that shareholder as of the close of business on the Closing Date.

      After careful consideration, the Board unanimously approved the proposed Reorganization. The Board recommends that you vote FOR the proposed Reorganization. Approval of the Plan further requires the affirmative vote of a majority of the outstanding shares, as of the record date, of the Small-Cap Equity Portfolio.

      Information comparing the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio (each generally a “Portfolio”, and collectively, the “Portfolios”) follows. A few important points to note are:

•	The Small-Cap Equity Portfolio is an actively managed portfolio and its investment goal is to seek long-term growth of capital;

•	The Small-Cap Index Portfolio is managed based on an index and its investment goal is to seek investment results that correspond to the total return of an index of small capitalization companies. This Portfolio is not considered actively managed because individual stock selection is virtually eliminated;

•	Both Portfolios invest at least 80% of their assets in securities with small market capitalizations;

•	Both Portfolios use the Russell 2000 Index as their benchmark index;

•	The lower advisory fee and total net expenses of the Small-Cap Index Portfolio compared to the Small-Cap Equity Portfolio;

•	The better relative performance of the Small-Cap Index Portfolio compared to the Small-Cap Equity Portfolio for the one-, three-, and five-year periods ending December 31, 2003; and

•	The Portfolios have the same distribution and purchase options, exchange rights, and redemption procedures.

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COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

OF THE PORTFOLIOS

	Small-Cap Equity Portfolio	Small-Cap Index Portfolio

Investment Adviser	Pacific Life Insurance Company	Pacific Life Insurance Company

Portfolio Manager (Sub-Adviser)	Capital Guardian Trust Company	Mercury Advisors

Persons Responsible for Management	The portfolio is managed by a team of individuals.	The portfolio is managed by a team of individuals.

Investment Goal	To seek long-term growth of capital. The realization of current income will not be a factor in considering portfolio securities.	To seek results that correspond to the total return of an index of small-capitalization companies.

Portfolio Type	Classified as diversified. This portfolio is actively managed.	Classified as diversified. This portfolio is not considered actively managed because individual stock selection is virtually eliminated.

Primary Investment Strategies	This portfolio’s principal investment strategy is to invest at least 80% of its assets in equity securities of companies that have small market capitalizations (between $50 million and $1.5 billion). It invests principally in common stocks. The portfolio may also invest in fixed income securities, including those that can be converted into equity securities, and foreign securities that are listed on a U.S. stock exchange or over the counter market.

The portfolio is managed by a team of portfolio managers. The portfolio is divided into segments, and each has its own manager who makes independent decisions within portfolio guidelines and objectives.	This portfolio’s principal investment strategy is to invest at least 80% of its assets in equity securities of companies with small market capitalizations that are included in the Russell 2000 Index or representative of that index (including derivatives). The portfolio principally invests in common stock.

The goal of an index fund is to mirror the performance of a specific index. Because individual investment selection is virtually eliminated, active portfolio management is not required and transaction costs are reduced.

The portfolio management team has two objectives:

• match the returns of the index before taking into account portfolio costs

The portfolio can invest in any number of the stocks in the index and tries to match its industry weightings. Since the portfolio generally invests in securities that are included in the index, it has similar risk characteristics and performance. The team periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. It will not, however, actively manage the portfolio or carry out a financial analysis of its holdings.

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Small-Cap Equity Portfolio	Small-Cap Index Portfolio

Primary Investment Strategies (Continued)	When assessing companies, the team uses a value-oriented approach in which it tries to identify the difference between the underlying value of a company and the market price of its security. Value is identified in a number of ways, including the relationship of the stock’s current price to earnings, the strength of the company’s balance sheet, and price-to-book value. The team looks at a number of variables, including the fundamental long-term outlook for the company, the extent to which shares may be considered undervalued and the expectations of the market as a whole.

The team considers strong company management important, and investment decisions may be based on meetings with the company’s senior executives and its competitors, as well as on information from economists, government officials and industry specialists.	The team frequently uses index futures contracts as a substitute for securities and to provide equity exposure to the portfolio’s cash position.

Portfolio returns will likely be lower than the index because of transaction costs and other expenses the portfolio has to pay. The portfolio’s ability to match the returns of the index will also depend on the size of the portfolio, its cash flow, and how easy it is to sell the investments it holds.

• lower transaction costs

This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

The manager may also invest in derivatives (such as index options and futures contracts) to help achieve the portfolio’s investment goal.

      In connection with the Reorganization, it is anticipated that a substantial majority of the securities (approximately 90%) in the Small-Cap Equity Portfolio would need to be sold and other securities purchased in order to restructure the Small-Cap Equity Portfolio so that, once its assets are acquired by the Small-Cap Index Portfolio, the Portfolio will be structured to track the Russell 2000 Index in order for the Small-Cap Index Portfolio to comply with its investment strategies as described in the above chart and the Fund’s prospectus and SAI. Prior to the Reorganization, the requisite holdings of the Small-Cap Equity Portfolio would be sold by a transition agent approved by the Board and additional securities would be purchased to track the Russell 2000 Index. Under the arrangement with the transition agent the Small-Cap Equity Portfolio will not bear any brokerage costs associated with the sale and purchase of securities in connection with the portfolio restructuring relating to the Reorganization. The Portfolio could bear certain settlement and custodial expenses caused by the Reorganization, but such expenses are not expected to be significant.

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Comparison of Portfolio Characteristics

      The following table is intended to help you understand the differences between the two Portfolios. It compares certain characteristics of the Portfolios as of December 31, 2003:

	Small-Cap Equity	Small-Cap Index

Net Assets	$612,739,702	$645,567,861
Number of Holdings	215	1945
Average Market Capitalization	$1.1 billion	$856.3 million
Portfolio Turnover Rate (year ended 12/31/03)	36.9%	19.1%
Brokerage Commissions (for the year ended 12/31/03)	$983,813.86	$242,130.50
% of net assets in:
• U.S. Common Stocks	95.36%	88.69%
• Short-Term Investments	4.57%	10.94%

Significant Sector Positions	Commercial Banks – 5.1%	U.S. Treasury Issues – 11.0%
(as a % of total investments)	U.S. Government Agency Issues – 4.6%	Commercial Banks – 7.4%
	Instrument Meas. & Test Elec. – 4.4%	Real Estate Investment Trusts – 4.9%
	Real Estate Investment Trusts – 4.2%	Prepackaged Software – 3.1%
	Semiconductors & Related Devices – 4.1%	Semiconductors & Related Devices – 2.6%

Top 10 Holdings	Methanex Corp – 1.89%	Health Care Reit Inc. – 0.20%
(as a % of net assets)	Cymer Inc – 1.72%	AMR Corp – 0.20%
	AmeriCredit Corp – 1.48%	Louisiana-Pacific Corp – 0.18%
	LTX Corp – 1.41%	UCBH Holdings Inc – 0.18%
	Scotts Co – 1.32%	Sybase Inc – 0.18%
	IndyMac Bancorp Inc – 1.30%	Allegheny Energy Inc – 0.18%
	Wilson Greatbatch Tech. Inc – 1.28%	Activision Inc – 0.18%
	Ferro Corp – 1.28%	Titan Corp – 0.17%
	AptarGroup Inc – 1.19%	Gen-Probe Inc – 0.17%
	Veeco Instruments – 1.16%	RF Micro Devices Inc – 0.17%

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Relative Performance

      Information on the performance of the Small-Cap Equity Portfolio and Small-Cap Index Portfolio is presented below to help you understand the differences between the Portfolios. The following table shows, for certain periods through December 31, 2003, the annual total return for (a) the Small-Cap Equity Portfolio, (b) the Small-Cap Index Portfolio, and (c) the Russell 2000 Index. The index is diversified by industry and has inherent performance advantages over the Portfolios since the index holds no cash and incurs no transaction or operating expenses. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Returns do not reflect fees and expenses of any variable annuity contract or life insurance policy, and would be lower if they did.

Calendar Year Ended	Small-Cap Equity	Small-Cap Index	Russell 2000 Index[1]

2003	40.81%	46.53%	47.25%
2002	(23.58%)	(21.19%)	(20.48%)
2001	(2.54%)	1.74%	2.49%
2000	(22.41%)	(3.61%)	(3.02%)
1999[2]	47.52%	19.36%	21.26%
1998	2.69%	N/A	(2.55%)

[1]	The Russell 2000 Index, an index of the 2,000 smallest companies listed in the Russell 3000 Index. Results include reinvested dividends.

[2]	The return shown is for the period January 4, 1999, when the Small-Cap Index Portfolio commenced operations, through December 31, 1999.

	Total Returns for period
	ended 12/31/04

Fund	1-Year	3-Years	5-Years

Small-Cap Equity	40.81	1.60	3.72
Small-Cap Index	46.53	5.52	*
Russell 2000 Index	47.25	6.27	7.13

*	Based on inception date of January 4, 1999.

Comparison of Risks Involved in Investing in the Portfolios

      Because both Portfolios invest principally in small-cap stocks, the risks of an investment in the Portfolios are similar. The principal risk of investment in either Portfolio is fluctuation in the net asset value of the Portfolio’s shares. Market conditions, financial conditions of issuers represented in the Portfolio, and other factors affect such fluctuations. It should also be noted that the Small-Cap Equity Portfolio typically has fewer security holdings (issuers) (215 as of 12/31/03) than the Small-Cap Index Portfolio (which held 1,945 different securities as of 12/31/03). This means that investments in the Small-Cap Equity Portfolio, while well diversified, are more concentrated than investments in each security held by the Small-Cap Index Portfolio. The more concentrated the investment in any particular security, the greater the risk of loss as a result of an adverse business development with respect to such security.

      Certain risks are summarized below in “Comparison of Securities and Investment Techniques.”

Comparison of Securities and Investment Techniques

      The following is a summary of the types of securities in which the Portfolios may invest and strategies the Portfolios may employ in pursuit of their investment objectives. As with any security, an investment in a Portfolio’s shares involves certain risks, including loss of principal. The Portfolios are subject to varying degrees of financial and market risk.

The Small-Cap Index Portfolio may be affected by the following risks, among others:

•	price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in small-capitalization companies, which tend to have greater price swings than larger companies because they have fewer financial resources, limited

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product and market diversification, greater potential volatility in earnings and business prospects and many are dependent on a few key managers.

•	stock market – The portfolio is not actively managed, and invests in securities included in the index regardless of their investment merit. The team cannot change its investment strategy even temporarily to protect the portfolio from loss during poor economic conditions. This means the portfolio is susceptible to a general decline in the U.S. stock market.

•	derivatives – such as index options and futures contracts derive their value from the value of an underlying security, group of securities or an index. Use of derivatives could increase a portfolio’s volatility and reduce returns. Derivatives may not be liquid and may not correlate precisely to the underlying securities or index.

The Small-Cap Equity Portfolio may be affected by the following risk, among others:

•	price volatility – the portfolio principally invests in equity securities, which go up or down in value, sometimes rapidly and unpredictably. This portfolio invests in companies with smaller capitalizations, which may give the portfolio a higher risk of price volatility than a portfolio that invests in companies with larger capitalizations.

In addition, the securities of smaller companies generally have less liquidity and may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers. Smaller companies may have a harder time securing financing and may be more sensitive to a setback in sales or to economic downturns than larger, more established companies.

Loans of Portfolio Securities

      For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. If the borrower fails to deliver the loaned securities on a timely basis (as defined in the loan agreement), the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. It should be noted that in connection with the lending of its portfolio securities, the Portfolio is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has authorized State Street Bank & Trust Company (the “Lending Agent”) to engage in securities lending. In determining whether to lend securities, the Lending Agent considers all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the portfolio manager wishes to vote on matters put before shareholders.

COMPARISON OF FEES AND EXPENSES

      The following describes and compares the fees and expenses that shareholders pay in connection with investment in the Portfolios.

Advisory and Management Fees

      The advisory fee paid by the Small-Cap Index Portfolio is 0.15% lower than the advisory fee paid by the Small-Cap Equity Portfolio. The Small-Cap Index Portfolio pays an advisory fee to Pacific Life at an annual

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rate of 0.50% of the Portfolio’s average daily net assets. The Small-Cap Equity Portfolio pays an advisory fee to Pacific Life at an annual rate of 0.65% of the Portfolio’s average daily net assets.

      Pacific Life pays a monthly management fee to Mercury Advisors (Mercury) based on an annual percentage of the combined average daily net assets of the Small-Cap Index Portfolio and the Equity Index Portfolio (another portfolio of the Fund, which had net assets as of December 31, 2003 of $1,641,091,737) of 0.08% on the first $100 million, 0.04% on the next $100 million, and 0.02% on the excess. Pacific Life pays a monthly fee to Capital Guardian based on an annual percentage of the average daily net assets of the Small-Cap Equity Portfolio of 0.50% on the first $30 million, 0.40% on the next $30 million, and 0.30% on the excess. The management (sub-advisory) fee is paid by Pacific Life and not by the Portfolios.

Expense Limitation Arrangement

      Pacific Life has agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed 0.10% of each Portfolio’s average daily net assets subject to recoupment in future years. Pacific Life does this voluntarily, pursuant to an expense limitation agreement, and does not guarantee that it will continue to do so after December 31, 2004. Since each Portfolio’s expenses were below 0.10%, Pacific Life was not required to make any reimbursements or waive its advisory fees in connection with either Portfolio for 2003.

Expense Table

      The current expenses of each Portfolio and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Portfolios are based upon the operating expenses incurred for the year ended December 31, 2003. Pro forma fees show estimated fees of the Small-Cap Index Portfolio after giving effect to the proposed Reorganization. The table does not reflect expenses or charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy (collectively, “Variable Contracts”). Pro forma numbers are estimated in good faith and are hypothetical.

Annual Portfolio Operating Expenses

that are deducted from Portfolio assets
shown as a ratio of expenses to average daily net assets1

	Advisory	Other	12b-1	Total	Less Adviser’s	Total Net
Portfolio	Fees	Expenses	Amounts[2]	Expenses	Reimbursements[3]	Expenses

Small-Cap Index[4]	0.50%	0.06%	0.00%	0.56%	—	0.56%
Small-Cap Equity[4]	0.65%	0.05%	0.03%	0.73%	—	0.73%
Pro Forma (Combined Portfolios) [4]	0.50%	0.05% [5]	0.00%	0.55%	—	0.55%

[1]	Expenses are shown for each Portfolio, and on a pro forma basis, based upon expenses incurred by each Portfolio for the year ended December 31, 2003. These expenses do not reflect charges imposed under the Variable Contracts whose proceeds are invested in the Fund.

[2]	The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above. See “Additional Information About the Portfolios—Brokerage Enhancement Plan”.

[3]	To help limit Fund expenses Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2004.

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[4]	Total adjusted net expenses for these portfolios, after deduction of any custodian credits and the 12b-1 fee recapture were: 0.55% for the Small-Cap Index Portfolio, 0.70% for the Small-Cap Equity Portfolio, and 0.55% for the pro forma combined portfolios.

[5]	Other expenses do not include non-recurring Reorganization expenses. See notes to Pro Forma financial statements for details.

Examples

      The examples are intended to help you compare the cost of investing in the Portfolios and in the combined Portfolios on a pro forma basis—assuming the Portfolios have been combined. The examples do not reflect expenses and charges that are, or may be, imposed under your Variable Contract. If such expenses were reflected, the expenses indicated would be higher. The examples assume that a shareholder invests $10,000 in each Portfolio and in the surviving Portfolio after the Reorganization for the time periods indicated. The examples also assume that the investment earns a 5% return each year and that each Portfolio’s operating expenses remain the same and both interest and expenses are credited and charged at the end of each month. In calculating the expenses below, we used total net expenses through December 31, 2004 (reflecting the contractual expense cap during the period) and the total expenses thereafter. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, a shareholder would incur the following expenses for each period shown. Because this is an estimate, actual expenses may be higher or lower.

Small-Cap Index Portfolio				Small-Cap Equity Portfolio				Pro Forma: Combined Portfolios*

1	3	5	10	1	3	5	10	1	3	5	10
Year	Years	Years	Years	Year	Years	Years	Years	Year	Years	Years	Years

$57	$179	$313	$701	$75	$233	$406	$906	$56	$176	$307	$689

*	Estimated.

INFORMATION ABOUT THE SMALL-CAP INDEX PORTFOLIO

Investment Personnel

The Quantitative Advisors Division of Mercury Advisors (Mercury) has day-to-day responsibility for management of this portfolio. Mercury is a division of Merrill Lynch Investment Managers (MLIM). MLIM is the world’s third largest active global investment management organization, managing $           billion in assets as of December 31, 2003. MLIM has both experience and expertise to offer a broad range of investment services to many diversified market segments. MLIM is comprised of various divisions and subsidiaries including Fund Asset Management, L.P., doing business as Mercury Advisors.

Performance of the Small-Cap Index Portfolio

      The bar chart shows how the portfolio’s performance has varied since its inception. The table below the bar chart compares portfolio performance to its benchmark index, the Russell 2000 Index, an unmanaged broad-based index. The index has inherent performance advantages over the Small-Cap Index Portfolio since it holds no cash and incurs no expense. An investor cannot invest directly in an index. Total returns include reinvestment of dividends and capital gain distributions, if any. Returns do not reflect fees and expenses of any variable contract, and would be lower if they did. Past performance is important, but it’s no guarantee of future performance. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, the Portfolio’s performance would have been reduced.

Calendar Year-by-Year Returns (%) of the Small-Cap Index Portfolio1

as of December 31 of each year

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[Bar Chart to be inserted here]

Average annual total return

as of December 31, 2003

	1 year	3 years	Since Inception

Small-Cap Index Portfolio[1]	46.53%	5.52%	6.22%
Russell 2000 Index[2]	47.25%	6.27%

[1]	Operations commenced on January 4, 1999.

[2]	The Russell 2000 Index, an index of the 2,000 smallest companies listed in the Russell 3000 Index. Results include reinvested dividends.

     Additional information about the Small-Cap Index Portfolio is included in Appendix B to this Proxy Statement/ Prospectus.

The Portfolio Manager’s Discussion of the Small-Cap Index Portfolio

The following is Mercury Advisors’ discussion regarding the performance of the Small-Cap Index Portfolio during 2003.

Q. How did the portfolio perform over the year ended December 31, 2003?

A. For the year ended December 31, 2003, the Small-Cap Index Portfolio returned 46.53%**, compared to a 47.25%* return for its benchmark, the Russell 2000 Index. The portfolio seeks to replicate as closely as possible, before expenses, the total return of the Russell 2000 Index.

Q. Discuss both positive and negative factors that materially affected the portfolio’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. 2003 marked the end of the longest and deepest equity bear market since the Great Depression. Punctuated by better-than-expected earnings due to stunning productivity and modest revenue growth, the equity market recorded better-than-consensus returns. After a setback related to the start of war with Iraq, the market did not look back and never had more than a 5% pullback. As is common after a major bear market low, the best performers featured low-quality, high beta and small capitalization issues as well as those with earnings losses and low prices.

The S&P 500 Index added 28.67%* for the year. The DJIA Index also closed the year up 28.27%*. The NASDAQ surged 50.01%* for the year as technology stocks outperformed the broader market.

In 2003, the portfolio met its objective of closely tracking the return of its benchmark. Growth stocks modestly out-performed value stocks within the Russell 2000 Indices for the year, with the Russell 2000 Growth Index posting a 48.54%* return versus a 46.03%* return for the Russell 2000 Value Index.

Turning to sector performance, all twelve Russell 2000 sectors posted positive returns for 2003. The top performer of the year was technology, returning an impressive 65.64%, followed by health care and producer durables, up 59.55% and 58.99% respectively. The worst performer for the year was consumer staples, with a

*	All indices are unmanaged. Sources for indices: Lipper Analytical Services.

**	The total return for the Portfolio includes reinvestment of all dividends and capital gain distributions, if any. The total return does not include deductions at the separate account or contract level for cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Past performance is not predictive of future performance.

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return of 28.15%, followed by utilities, up 32.65%, and other (which includes many conglomerates), up 38.73%.

We at Mercury believe that favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations have been responsible for the equity bull market that began in October 2002. The stimulus from falling interest rates and excess liquidity is passing at the same time the growth baton is being passed from the U.S. consumer to the rest of the U.S. economy and the world. Higher confidence levels regarding sustainability of growth, the waning of deflation fears and a declining dollar are likely to cause rising interest rates. Earnings growth is key for the equity bull market to continue. Along with stimulative monetary and fiscal policy, and a consumer that continues to spend, capital spending has decisively turned, job growth has begun and export markets are awakening. With that in mind, the portfolio is expected to continue to meets its objectives.

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INFORMATION ABOUT THE REORGANIZATION

      The Reorganization. The Reorganization involves the transfer of all of the assets and liabilities of the Small-Cap Equity Portfolio to the Small-Cap Index Portfolio in exchange for shares of the Small-Cap Index Portfolio. The Small-Cap Equity Portfolio would then distribute to its shareholders their portion of the shares of the Small-Cap Index Portfolio it receives in the Reorganization. The result would be a liquidation of the Small-Cap Equity Portfolio.

      After the Reorganization, each shareholder of the Small-Cap Equity Portfolio will own shares in the Small-Cap Index Portfolio having an aggregate value equal to the aggregate value of shares in the Small-Cap Equity Portfolio held by that shareholder as of the close of business on the business day preceding the Closing as that term is defined in the attached copy of the Reorganization Plan in Appendix A. In the interest of economy and convenience, shares of the Small-Cap Index Portfolio generally will not be represented by physical certificates.

      Until the Closing, shareholders of the Small-Cap Equity Portfolio will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests for the redemption of its shares received by the shareholders of the Small-Cap Index Portfolio in the Reorganization.

      The obligations of the Portfolios under the Reorganization Plan are subject to various conditions, including approval of the shareholders of record as of the Record Date of the Small-Cap Equity Portfolio. The Reorganization Plan also requires that each Portfolio take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. The Reorganization Plan, and the transactions contemplated under it, may be terminated by resolution of the Board of Trustees of the Fund at any time prior to the date of the Closing. For a complete description of the terms and conditions of the Reorganization, see a copy of the Reorganization Plan in APPENDIX A.

      Reasons for the Reorganization. The proposed Reorganization was presented to the Board for consideration and approval on February 24, 2004. For the reasons discussed below, the Board, including all of the Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940), unanimously determined that participation in the proposed Reorganization is in the best interests of the Small-Cap Equity Portfolio and its respective shareholders and that the interests of the shareholders of both Portfolios will not be diluted as a result of the proposed Reorganization.

      As shareholders of the Small-Cap Index Portfolio, these shareholders will continue to be able to exchange shares of the Small-Cap Index Portfolio into shares of other portfolios offered by the Fund subject to investment options available to them under their applicable Variable Contracts. A list of the current portfolios offered by the Fund is attached as APPENDIX C.

      Board Consideration. The Board, in recommending the proposed transaction, considered a number of factors, including the following:

•	the potential benefits of the transaction to Small-Cap Equity Portfolio shareholders including, in particular, the 15 basis points reduction in advisory fees and better historical performance of the Small-Cap Index Portfolio;

•	the relative past performance of the Small-Cap Equity Portfolio versus the Small-Cap Index Portfolio;

•	the comparability of investment goals, policies, restrictions, management and investment holdings of both portfolios and common benchmark (Russell 2000 Index);

•	the relative size of both portfolios;

•	the terms and conditions of the agreements and the Plan of Reorganization, which might affect the price of outstanding shares for the Small-Cap Equity Portfolio;

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•	the direct or indirect costs to be incurred by the Small-Cap Equity Portfolio and its shareholders in connection with the proposed Reorganization and the fact that the Small-Cap Equity Portfolio would not bear reorganizational expenses or brokerage transaction costs associated with the Portfolio’s;

•	the U.S. Federal tax implications to each Portfolio and its respective shareholders;

•	whether the interests of the shareholders of either Portfolio and its respective shareholders would be diluted; and

•	any benefits that may be realized by the Investment Adviser or portfolio manager of the Small-Cap Index Portfolio, including, in particular, the increased retention amount for the Investment Adviser.

      The Board recommends that shareholders of the Small-Cap Equity Portfolio approve the Reorganization.

      Tax Considerations. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (Code). Accordingly, pursuant to this treatment, neither the Small-Cap Equity Portfolio, nor its shareholders, nor the Small-Cap Index Portfolio, nor its shareholders, is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan, except as otherwise provided by the Code. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Fund.

      As of December 31, 2003, the Small-Cap Equity Portfolio had accumulated capital loss carryforwards in the amount of approximately $196,715,391. As of December 31, 2003, the Small-Cap Index Portfolio had accumulated capital loss carryforwards of approximately $6,183,237. After the Reorganization, the losses of the Small-Cap Equity Portfolio will be available to the Small-Cap Index Portfolio to offset its capital gains, although the amount of these losses that may offset the Small-Cap Index Portfolio’s future capital gains in any given year may be limited. The ability of the Small-Cap Index Portfolio to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of the Small-Cap Index Portfolio’s capital loss carryforwards currently are available only to pre-Reorganization shareholders of that Portfolio. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the Small-Cap Index Portfolio.

      Expenses of the Reorganization. Pacific Life Insurance Company, Investment Adviser to the Fund, will bear the cost of the Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the Securities and Exchange Commission. Reorganization costs do not include transaction costs described earlier. Mercury, the portfolio manager of the Small-Cap Index Portfolio, has agreed to reimburse a portion of the Reorganization costs to Pacific Life by waiving a portion of its management fee (based on net assets of the Small-Cap Equity Portfolio at closing), for the six-months following the Reorganization. The principal solicitation will be by mail, but voting instructions also may be solicited electronically and by telephone. Alamo Direct, 280 Oser Avenue, Hauppauge, New York 11788-3610, has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to Variable Contract Owners).

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

      Form of Organization. The Small-Cap Index Portfolio and the Small-Cap Equity Portfolio are each separate portfolios of the Fund, which is a Massachusetts business trust. The Fund also offers other portfolios (See APPENDIX C), which are not involved in the Reorganization. The Fund is governed by the Board of Trustees, which is composed of six Trustees, including five Independent Trustees.

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      Distributor. Pacific Select Distributors, Inc. (the “Distributor”) whose address is 700 Newport Center Drive, P.O. Box 9000, Newport Beach, CA 92660, is the principal distributor for both the Small-Cap Index Portfolio and the Small-Cap Equity Portfolio.

      Capitalization. The following table shows on an unaudited basis the capitalization of the Small-Cap Index Portfolio and the Small-Cap Equity Portfolio as of December 31, 2003, and on a pro forma basis as of December 31, 2003, giving effect to the Reorganization:

		Net Asset Value	Total Shares
Portfolios	Net Assets	Per Share	Outstanding

Small-Cap Index	$645,567,861	$11.749	54,944,317
Small-Cap Equity	$612,739,702	$18.538	33,053,170
Pro Forma (Combined Portfolios)	$1,259,028,634	$11.756	107,094,626

      Brokerage Enhancement Plan. The Fund has adopted a brokerage enhancement plan under which the Fund, through its distributor, Pacific Select Distributors, Inc., can ask Pacific Life and each of the Fund’s portfolio managers to allocate brokerage transactions to particular broker-dealers, subject to best price and execution, to help promote the distribution of the Fund’s shares. In return for brokerage transactions, certain broker-dealers may give brokerage credits, other benefits or services or other compensation that, under the plan, may be used with broker-dealers to help obtain certain distribution-related activities or services. These credits or other compensation may be applied toward another service or benefit provided by a broker-dealer such as (but not limited to) the ability to promote the Fund at a conference or meeting sponsored by a broker-dealer.

      The plan is not expected to increase brokerage costs to the Small-Cap Equity Portfolio. The granting of brokerage credits or receipt of other compensation under the plan may be a factor considered by a portfolio manager or the adviser in allocating brokerage. In addition, a portfolio manager or the adviser is always free to consider the sale of Fund shares or variable contracts in allocating brokerage.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

      Voting Rights. This Proxy Statement/ Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Fund. Shares of the Small-Cap Equity Portfolio entitle their holders to one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. Shares have noncumulative voting rights. The Small-Cap Equity Portfolio is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing Trustees, changing fundamental policies or approving an investment advisory agreement. You may vote by mail, telephone or in person. If you vote by mail, your proxy card must be received at the address noted on the reply envelope by 11:00 a.m. Eastern time on April 22, 2004. If you vote by telephone, you must call in your vote by 11:00 a.m. Eastern time on April 22, 2004. You may also vote by attending the shareholder meeting.

      A Contract Owner may revoke the accompanying voting instruction at any time prior to its use by filing with Pacific Life or its subsidiary Pacific Life & Annuity Company (“PL&A”), as applicable, a written revocation or duly executed voting instruction bearing a later date. In addition, any Contract Owner who attends the Special Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given. The persons named in the accompanying voting instruction will vote as directed by the ballot, but in the absence of voting directions in any properly executed voting instruction that is signed and timely returned, they will vote FOR the Reorganization proposal and may vote in accordance with their best judgment with respect to other matters not now known to the Board that may be presented at the Meeting.

      At the close of business on February 24, 2004 (the “Record Date”) there were 32,609,847.318 outstanding shares of the Small-Cap Equity Portfolio and 55,138,758.186 outstanding shares of the Small-Cap Index Portfolio. The shares of the Portfolios are offered as an investment medium for Variable Contracts. Pacific Life and PL&A are the owners of the Small-Cap Equity Portfolio shares underlying the

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Variable Contracts, but are soliciting voting instructions from Contract Owners having contract value invested in the Small-Cap Equity Portfolio (a beneficial interest) as to how the shares will be voted. As of the Record Date, Pacific Life and PL&A owned of record 99.88% and 0.12%, respectively, of the Small-Cap Equity Portfolio’s shares and Pacific Life owned beneficially 0% of the Small-Cap Equity Portfolio’s shares. As of the Record Date, Pacific Life and PL&A owned of record 99.27% and 0.73%, respectively, of the Small-Cap Index Portfolio’s shares and Pacific Life owned beneficially 0% of the Small-Cap Index Portfolio’s shares. No Contract Owner is entitled to give voting instructions with respect to 5% or more of the outstanding shares of the Small-Cap Equity Portfolio.

      Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares, as of the Record Date, of the Small-Cap Equity Portfolio. With respect to the Small-Cap Equity Portfolio, a majority of the outstanding shares means the lesser of (a) 67% or more of the shares of the Small-Cap Equity Portfolio present at the meeting if more than 50% of the outstanding shares of the Small-Cap Equity Portfolio are represented in person or by proxy at the meeting; or (b) more than 50% of the outstanding shares of the Small-Cap Equity Portfolio. The Small-Cap Equity Portfolio must have a quorum to conduct its business at the Special Meeting. Holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present. Shares held by shareholders present in person or represented by proxy at the meeting (including Pacific Life and PL&A) will be counted both for the purpose of determining the presence of a quorum and for calculating the votes cast on any proposal before the meeting.

      Pacific Life and PL&A (each a “PL Insurer”) will each vote shares of the Portfolio held by each of their respective separate accounts that fund the Variable Contracts in accordance with instructions received from Variable Contract Owners. Each PL Insurer will also vote shares of the Portfolio held in each such separate account for which it has not received timely instructions in the same proportion as it votes shares held by that separate account for which it has received instructions. Each PL Insurer will vote any shares held by any of its separate accounts for which no voting instructions are received by its general account in the same proportion as other votes cast by all of its separate accounts in the aggregate. Shareholders and Variable Contract Owners permitted to give instructions, and the number of shares for which such instruction may be given for purposes of voting at the meeting and any adjournments thereof, will be determined as of the Record Date.

      To the knowledge of the Fund, as of February 24, 2004 no current trustee or officer of the Fund owned or had interests in 1% or more of the outstanding shares of either Portfolio and the officers and trustees, as a group, owned or had interests in less than 1% of the shares of either Portfolio.

      Other Matters to Come Before the Meeting. The Fund does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/ Prospectus. If other business should properly come before the Meeting, the proxy holders will vote thereon in accordance with their best judgment.

      Shareholder Proposals. The Fund is not required to hold regular annual meetings and to minimize costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by its management. Therefore it is not practicable to specify a date by which Shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

      Reports to Shareholders. A copy of the Fund’s annual report dated December 31, 2003 is available upon request. Requests for the reports should be directed to Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or at 1-800-722-2333 for variable annuity contract owners and 1-800-800-7681 for variable life insurance policy owners.

      Statement of Additional Information. The Statement of Additional Information (SAI) to this Proxy Statement/ Prospectus contains financial information on the Small-Cap Index Portfolio, the Small-Cap Equity

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Portfolio, and the combined Portfolios on a pro forma basis. The SAI is considered a part of this document because it is incorporated by reference.

      PLEASE TAKE A FEW MOMENTS TO COMPLETE YOUR VOTING INSTRUCTION. YOU MAY DO SO EITHER BY TELEPHONE OR BY MAIL. IF YOU VOTE BY MAIL, ONLY SIGNED AND DATED VOTING INSTRUCTIONS RECEIVED BY 11:00 A.M. EASTERN TIME ON APRIL 22, 2004, AT THE ADDRESS SHOWN ON THE ENCLOSED POSTAGE PAID ENVELOPE, WILL BE COUNTED. IF YOU VOTE BY TELEPHONE, ONLY VOTES CAST BY 11:00 A.M. EASTERN TIME ON APRIL 22, 2004, WILL BE COUNTED.

Audrey L. Milfs,
Secretary

March      , 2004
700 Newport Center Drive
Newport Beach, California 92660

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APPENDIX A

PLAN OF REORGANIZATION

      THIS PLAN OF REORGANIZATION (the “Plan”) is adopted on this 24th day of February 2004, by the Pacific Select Fund (the “Fund”), a Massachusetts business trust, with its principal place of business at 700 Newport Center Drive, Newport Beach, California 92660, on behalf of the Small-Cap Index Portfolio (the “Surviving Portfolio”), a separate series of the Fund, and the Small-Cap Equity Portfolio (the “Acquired Portfolio”), another separate series of the Fund.

      This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Surviving Portfolio in exchange solely for voting shares of beneficial interest ($.001 par value per share) of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Surviving Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

      WHEREAS, the Fund is an open-end, registered investment company of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and

      WHEREAS, the Board Trustees of the Fund (the “Board”) has determined that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio is in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and

      WHEREAS, the Board has also determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

      NOW, THEREFORE, the Fund, on behalf of the Surviving Portfolio and the Acquired Portfolio separately, hereby approves the Plan on the following terms and conditions:

1.	Transfer Of Assets Of The Acquired Portfolio To The Surviving Portfolio In Exchange For The Surviving Portfolio Shares, The Assumption Of All Acquired Portfolio Liabilities And The Liquidation Of The Acquired Portfolio.

      1.1 Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Surviving Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

      1.2 The assets of the Acquired Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividend or interest receivables that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”).

      1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date at or about 4:00 p.m. Eastern Time.

      1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Surviving Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Surviving Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Surviving Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will then represent a number of Surviving Portfolio Shares, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Surviving Portfolio Shares in connection with such exchange.

      1.5 Ownership of Surviving Portfolio Shares will be shown on the books of the Fund’s transfer agent. Shares of the Surviving Portfolio will be issued in the manner described in the Fund’s then-current prospectus and statement of additional information.

      1.6 Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.	Valuation

      2.1 The value of the Acquired Portfolio’s assets to be acquired by the Surviving Portfolio hereunder shall be the value of such assets computed at or about 4:00 p.m. Eastern time on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Fund’s then-current prospectus or statement of additional information and as established by the Board.

      2.2 The net asset value of the Surviving Portfolio Share shall be the net asset value per share computed at or about 4:00 p.m. Eastern time and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Fund’s then-current prospectus or statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Board.

      2.3 The number of Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined by dividing the value of the net assets of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Portfolio Share, determined in accordance with paragraph 2.2.

      2.4 All computations of value shall be made by the Acquired Portfolio’s designated recordkeeping agent.

3.	Closing And Closing Date

      3.1 The Closing Date shall be April 30, 2004, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be at or about 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Fund or at such other time and/or place as the parties may agree.

      3.2 The Fund shall direct State Street Bank and Trust Company of California, N.A., as custodian for the Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Portfolio’s portfolio securities, cash, and any other assets (“Assets”) shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Surviving Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Portfolio’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”). The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3 The Fund, on behalf of the Acquired Portfolio, shall direct Pacific Life Insurance Company (the “Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.

      3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations And Warranties

      4.1 The Fund, on behalf of the Acquired Portfolio, represents and warrants to the Surviving Portfolio as follows:

(a) The Acquired Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (“1933 Act”), including the shares of the Acquired Portfolio, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”) and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Portfolio’s assets to be transferred to the Surviving Portfolio pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Portfolio is a party or by which it is bound;

(g) The Acquired Portfolio has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The statement of assets and liabilities, including the schedule of investments, of the Acquired Portfolio as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, independent accountants, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2003, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquired Portfolio) and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3;

(n) The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Portfolio, this Plan will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

      4.2 The Fund, on behalf of the Surviving Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a) The Surviving Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Surviving Portfolio, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f) The Surviving Portfolio is not engaged currently, and the adoption and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Surviving Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Surviving Portfolio is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Surviving Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Surviving Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The statement of assets and liabilities, including the schedule of investments, of the Surviving Portfolio as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2003, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change;

(j) On the Closing Date, all federal and other tax returns and reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation, the Surviving Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

(l) All issued and outstanding Surviving Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio, could, under certain circumstances, be held personally liable for obligations of the Surviving Portfolio and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

(m) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board on behalf of the Surviving Portfolio and this Plan will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Surviving Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable by the Fund;

(o) The information to be furnished by the Surviving Portfolio for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Fund or the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder.

5.	Covenants Of The Surviving Portfolio And The Acquired Portfolio

      5.1 The Surviving Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2 The Fund will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 The Acquired Portfolio covenants that the Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

      5.4 Subject to the provisions of this Plan, the Surviving Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

      5.5 As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Surviving Portfolio Shares received at the Closing.

      5.6 The Surviving Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

      5.7 The Acquired Portfolio covenants that it will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Surviving Portfolio’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.

      5.8 The Surviving Portfolio will use all reasonable efforts to obtain such regulatory approvals and authorizations as may be necessary, including those required by the 1933 Act and the 1940 Act, in order to continue its operations after the Closing Date.

6.	Conditions Precedent To Obligations Of The Acquired Portfolio

      The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at the Acquired Portfolio’s election, to the performance by the Surviving Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of the Surviving Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2 The Fund and the Surviving Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund and the Surviving Portfolio on or before the Closing Date; and

      6.3 The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent To Obligations Of The Surviving Portfolio

      The obligations of the Surviving Portfolio to complete the transactions provided for herein shall be subject, at the Surviving Portfolio’s election, to the performance by the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Acquired Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2 The Fund and the Acquired Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund or the Acquired Portfolio on or before the Closing Date;

      7.3 The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

      7.4 The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, that has accrued through the Closing Date as of 4:00 p.m. Eastern Time.

8.	Further Conditions Precedent To Obligations Of The Surviving Portfolio And The Acquired Portfolio

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Portfolio or the Surviving Portfolio, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

      8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, By-Laws, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Surviving Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;

      8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Surviving Portfolio or the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5 The parties shall have received the opinion of Dechert LLP addressed to the Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Fund. Notwithstanding anything herein to the contrary, the Fund may not waive the condition set forth in this paragraph 8.5.

9.	Brokerage Fees And Expenses

      9.1 The Surviving Portfolio represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquired and Surviving Portfolios. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	Entire Agreement; Survival Of Warranties

      The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	Termination

      This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Plan inadvisable.

12.	Amendments

      This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Fund; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Surviving Portfolio shares to be issued to the Acquired Portfolio Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.	Notices

      Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Pacific Select Fund at 700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660, attn: Robin S. Yonis, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, attn: Jeffrey S. Puretz.

14.	Headings; Counterparts; Governing Law; Assignment; Limitation Of Liability

      14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

      14.2 This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

      14.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

      14.4 The obligations imposed by this Plan shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

      IN WITNESS WHEREOF, the Board has caused this Plan to be approved on behalf of the Surviving Portfolio and the Acquired Portfolio.

PACIFIC SELECT FUND

By:

President

APPENDIX B

FURTHER INFORMATION REGARDING

THE SMALL-CAP INDEX PORTFOLIO (the “Portfolio”)

      Purchases and Redemptions. Shares of the Portfolio are not sold directly to the general public. Shares of the Portfolio are currently offered only for purchase by the separate accounts of Pacific Life Insurance Company and its affiliate, Pacific Life and Annuity Company to serve as an investment medium for a variable annuity or variable life insurance policy (Variable Contract) issued or administered by Pacific Life or its affiliate. For information on purchase of a Variable Contract, consult a prospectus for the applicable Variable Contract.

      Shares of the Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days as described in the Fund’s Statement of Additional Information.

      Exchanges Among the Portfolios. Owners of a Variable Contract (Variable Contract Owners) do not deal directly with the Fund to purchase, redeem, or exchange shares of the Fund, and Variable Contract Owners should refer to the Prospectus for the Variable Contract for information on the allocation of premiums and on transfers of accumulated value among options available under the Variable Contract.

Management of the Portfolio

      Investment Adviser. Pacific Life Insurance Company (“Pacific Life”) has overall responsibility for the management of the Portfolio. Founded in 1868, Pacific Life, the adviser and administrator of the Portfolios, provides life and health insurance products, individual annuities, mutual funds, group employee benefits, and offers to individuals, businesses and pension plans a variety of investment products and services. Over the past six years, the company has grown from the 20th to the 15th largest life insurance company in the nation, based on assets as of December 31, 2003 the Pacific Life family of companies currently has as clients more than half of the 100 largest U.S. companies. Additional information about Pacific Life can be obtained at its web site, www.PacificLife.com.

      In its role as investment adviser, Pacific Life supervises the management of all of the Fund’s portfolios. Pacific Life manages two portfolios directly: the Money Market Portfolio and the High Yield Bond Portfolio. To manage the other portfolios, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. Some of the portfolios are managed by a team of managers whose members could change from time to time.

      Portfolio Manager. Pacific Life has retained Mercury Advisors to manage the Small-Cap Index Portfolio. Mercury Advisors (Mercury) is a division of Merrill Lynch Investment Managers (MLIM). MLIM is the world’s third largest active global investment management organization, managing $500 billion in assets as of December 31, 2003. MLIM has both experience and expertise to offer a broad range of investment services to many diversified market segments. MLIM is comprised of various divisions and subsidiaries including Fund Asset Management, L.P., doing business as Mercury Advisors.

      Mercury manages the Equity Index Portfolio and the Small-Cap Index Portfolio.

      Portfolio Availability. The Pacific Select Fund is available only to people who own certain variable annuity contracts or variable life insurance policies. You do not buy, sell or exchange shares of the Fund’s portfolios—you choose investment options through your variable annuity contract or variable life insurance policy. The insurance company then invests in the portfolios of the Pacific Select Fund according to the investment options you’ve chosen. The Fund may, subject to approval by the board of trustees, pay for a sale or exchange, in whole or part, by a distribution of securities from a portfolio, in lieu of cash, in accordance with applicable rules.

      How Share Price is Calculated. Each Pacific Select Fund portfolio is divided into shares. The price of a portfolio’s shares is called its net asset value (NAV) per share. The NAV per share forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. It is calculated by taking the total value of a portfolio’s assets, subtracting the liabilities, and then dividing by the number of shares outstanding. The value of a portfolio’s assets is based on the total market value of all of the securities it holds.

      Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier. Generally, for any transaction, the NAV that will apply is the NAV calculated after receipt of a request to buy, sell or exchange shares.

      In general, the value of each security is based on its actual or estimated market value, with special provision for assets without readily available market quotes, for short-term debt securities, and for situations where market quotations are deemed unreliable or stale. For purposes of calculating the NAV, the portfolios normally use pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.

      Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets or market participants for those securities. Pricing data is obtained from various sources approved by the board of trustees. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day. In unusual circumstances, the Fund may value securities at fair value as estimated in good faith under procedures established by the board of trustees, based upon recommendations provided by the managers. Fair valuation may be used when market quotations are not readily available or reliable, or if extraordinary events occur after the close of the relevant market but prior to the NYSE close. The estimated fair value of a security may differ from the value that would have been assigned to the security had other valuations (such as last trade price) been used.

      A delay in calculating NAV may happen in any of the following situations:

•	the NYSE closes on a day other than a regular holiday or weekend

•	trading on the NYSE is restricted

•	an emergency exists as determined by the SEC, making securities sales or determinations of variable account asset valuations not practicable

•	the SEC permits a delay for the protection of shareholders.

      Because foreign securities can be traded on weekends, U.S. holidays and other times when the NYSE is closed, changes in the market value of these securities are not always reflected in the portfolio’s NAV. It’s not possible to buy, sell, exchange or reinvest shares on days the NYSE is closed, even if there has been a change in the market value of these securities. For a list of holidays observed, call Pacific Life or see the Fund’s SAI.

      Dividends and Distributions. The Fund intends to distribute substantially all of its net investment income and realized capital gains to shareholders at least once a year, although distributions could occur more frequently. Dividends are generally distributed according to the following schedule:

      Debt portfolios (Money Market, Inflation Managed, Managed Bond and High Yield Bond Portfolios):

•	Dividends declared and paid monthly

      All other portfolios:

•	Dividends declared and paid annually

      Dividends may be declared less frequently if it is advantageous to the portfolio, but in no event less frequently than annually.

FINANCIAL HIGHLIGHTS

      The information presented below for the Small-Cap Index Portfolio has been audited by Deloitte & Touche LLP, independent auditors.

	Small-Cap Index Portfolio

	2003	2002	2001	2000	1999

OPERATING PERFORMANCE (per share data)
Net asset value, beginning of year	$8.06	$10.30	$11.13	$11.74	$10.00
Plus income from investment operations
Net investment income	0.06	0.07	0.10	0.13	0.06
Net realized and unrealized gain (loss) on securities	3.69	(2.24)	0.08	(0.55)	1.87

Total from investment operations	$3.75	$(2.17)	$0.18	$(0.42)	$1.93
Less distributions
Dividends from net investment income	(0.06)	(0.07)	(0.09)	(0.13)	(0.06)
Distributions from capital gains	—	—	(0.92)	(0.06)	(0.13)
Total distributions	(0.06)	(0.07)	(1.01)	(0.19)	(0.19)
Net asset value, end of year	$11.75	$8.06	$10.30	$11.13	$11.74

RATIOS AND SUPPLEMENTAL DATA
Total investment returns[1]	46.53%	(21.19% )	1.74%	(3.61% )	19.36%
Net assets, end of year (in thousands)	$645,568	$301,367	$219,725	$182,355	$115,052
Ratios of expenses to average net assets
• after expense reductions[2,3]	0.55%	0.56%	0.57%	0.60%	0.75%
• before expense reductions[3]	0.56%	0.56%	0.57%	0.62%	0.94%
Ratios of net investment income to average net assets
• after expense reductions[3]	0.80%	0.91%	1.05%	1.18%	0.99%
• before expense reductions[2,3]	0.80%	0.91%	1.05%	1.16%	0.80%
Portfolio turnover rate	19.09%	49.51%	51.78%	67.45%	52.06%

[1]	Total investment returns are not annualized for periods of less than one full year.

[2]	The ratios of expenses to average daily net assets after expense reductions are after custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any.

[3]	The ratios of expenses and net investment income (loss) to average daily net assets are annualized for periods of less than one full year.

APPENDIX C

PACIFIC SELECT FUND

THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO MANAGERS

(listed alphabetically by portfolio manager)

Blue Chip Portfolio	AIM
Aggressive Growth Portfolio	AIM
Diversified Research Portfolio	Capital Guardian
Small-Cap Equity Portfolio[1]	Capital Guardian
Short Duration Bond Portfolio	Goldman Sachs
I-Net TollkeeperSM Portfolio	Goldman Sachs
Financial Services Portfolio	INVESCO
Health Sciences Portfolio	INVESCO
Technology Portfolio	INVESCO
Growth LT Portfolio	Janus
Focused 30 Portfolio	Janus
Mid-Cap Value Portfolio	Lazard
International Value Portfolio	Lazard
Capital Opportunities Portfolio	MFS
International Large-Cap Portfolio	MFS
Equity Index Portfolio	Mercury Advisors
Small-Cap Index Portfolio	Mercury Advisors
Multi-Strategy Portfolio	Oppenheimer
Main Street® Core Portfolio	Oppenheimer
Emerging Markets Portfolio	Oppenheimer
Inflation Managed Portfolio	PIMCO
Managed Bond Portfolio	PIMCO
Small-Cap Value Portfolio	PIMCO Advisors—NFJ
Money Market Portfolio	Pacific Life
High Yield Bond Portfolio	Pacific Life
Equity Income Portfolio	Putnam
Equity Portfolio	Putnam
Aggressive Equity Portfolio	Putnam
Large-Cap Value Portfolio	Salomon Brothers
Comstock Portfolio	Van Kampen
Real Estate Portfolio	Van Kampen
Mid-Cap Growth Portfolio	Van Kampen

1 If approved by shareholders, this Portfolio will be reorganized into the Small-Cap Index Portfolio.

C-1

PART B

PACIFIC SELECT FUND

Statement of Additional Information
March       , 2004

Acquisition of the Assets and Liabilities of the Small-Cap Equity Portfolio (a portfolio of Pacific Select Fund) 700 Newport Center Drive Newport Beach, CA 92660	By and in Exchange for Shares of the Small-Cap Index Portfolio (a portfolio of Pacific Select Fund) 700 Newport Center Drive Newport Beach, CA 92660

     This Statement of Additional Information is available in connection with a proposed transaction whereby all of the assets and liabilities of the Small-Cap Equity Portfolio will be transferred to the Small-Cap Index Portfolio, in exchange for shares of the Small-Cap Index Portfolio.

     This Statement of Additional Information for Pacific Select Fund consists of this cover page and the attached documents, in addition to the following documents, which have been filed electronically with the Securities and Exchange Commission and are incorporated herein by reference:

1.	The Statement of Additional Information for Pacific Select Fund dated May 1, 2003, as supplemented.

2.	The Financial Statements of the Small-Cap Index Portfolio and Small-Cap Equity Portfolio included in the Annual Report of Pacific Select Fund dated December 31, 2003.

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

     A Prospectus/Proxy Statement dated March       , 2004 relating to the Reorganization of the Small-Cap Equity Portfolio may be obtained, without charge, by writing to Pacific Select Fund at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660 or by calling (800) 722-2333 for variable annuity contract owners and (800) 800-7681 for variable life insurance policy owners.

PACIFIC SELECT FUND

     The Pro Forma information included in the following sections is presented on a Pro Forma basis—assuming that the Small-Cap Equity Portfolio was combined with the Small-Cap Index Portfolio for the periods shown. The information is based on the financial statements of the Small-Cap Index Portfolio and Small-Cap Equity Portfolio as of and for the year and period ended December 31, 2003. The Pro Forma information has not been audited.

PACIFIC SELECT FUND

Pro Forma Statement of Assets and Liabilities
December 31, 2003 (Unaudited)
(In thousands, except per share amounts)

	Small-Cap	Small-Cap			Pro Forma
	Index	Equity	Adjustments		Combined

ASSETS
Investments, at value	$696,944	$763,538	$-		$1,460,482
Repurchase agreements, at value	70,606	-	-		70,606
Cash (a)	4,055	-	-		4,055
Receivables:
Dividends and interest	566	530	-		1,096
Fund shares sold	14	369	-		383
Securities sold	1,029	1,694	-		2,723

Total Assets	773,214	766,131	-		1,539,345

LIABILITIES
Payable upon return of securities loaned	124,405	151,217	-		275,622
Payables:
Fund shares redeemed	1,426	1,073	-		2,499
Securities purchased	-	419	-		419
Due to custodian	483	297	-		780
Variation margin	962	-	-		962
Accrued advisory fees	265	328	(708	) (b)	(115)
Accrued custodian and portfolio accounting fees	62	29	(13	) (b)	78
Accrued trustee deferred compensation and retirement benefits	11	13	-		24
Accrued other	32	15	-		47

Total Liabilities	127,646	153,391	(721)		280,316

NET ASSETS	$645,568	$612,740	$721		$1,259,029

NET ASSETS CONSIST OF:
Paid-in capital	$581,029	$760,765	$-		$1,341,794
Accumulated undistributed net investment income	459	57	721	(b)	1,237
Accumulated undistributed net realized loss	(13,504)	(196,668)	-		(210,172)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	77,584	48,586	-		126,170

NET ASSETS	$645,568	$612,740	$721		$1,259,029

Shares of beneficial interest outstanding of $.001 par value	54,944	33,053	19,098	(c)	107,095

Net Asset Value Per Share	$11.749	$18.538	$-		$11.756

Investments and repurchase agreements, at cost	$692,736	$714,951	$-		$1,407,687

(a)	Includes margin deposits segregated for futures contracts in the Small-Cap Index Portfolio of $4,055.

(b)	Adjustments reflect (1) reduction in advisory fees from 0.65% for the Small-Cap Equity Portfolio to 0.50% for the Small-Cap Index Portfolio, and (2) reduction in custodian transaction costs and distribution (12b-1) expenses and recapture, assuming the actual portfolio turnover rate and percentage of distribution (12b-1) expenses and recapture to average daily net assets of the surviving portfolio were in effect for the entire reporting period (See Notes 9 and 10 to Pro Forma Financial Statements).

(c)	Adjustment reflects new shares issued, net of retired shares of the Small-Cap Equity Portfolio (See Note 8 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

Pro Forma Statement of Operations
For the Year Ended December 31, 2003 (Unaudited)
(In thousands)

	Small-Cap	Small-Cap			Pro Forma
	Index	Equity	Adjustments		Combined

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$5,234	$4,857	$-		$10,091
Interest	242	244	-		486
Securities lending	206	251	-		457

Total Investment Income	5,682	5,352	-		11,034

EXPENSES
Advisory fees	2,091	3,081	(708	) (a)	4,464
Custodian fees and expenses	71	40	(13	) (a)	98
Portfolio accounting fees	67	78	-		145
Printing expenses	29	36	-		65
Postage and mailing expenses	19	23	-		42
Distribution expenses	12	164	(151	) (a)	25
Legal fees	14	16	-		30
Trustees’ fees and expenses	12	14	-		26
Interest expenses	1	2	-		3
Other	22	21	-		43

Total Expenses	2,338	3,475	(872)		4,941
Custodian Credits	(1)	-	-		(1)
Recaptured Distribution Expenses	(12)	(164)	151	(a)	(25)

Net Expenses	2,325	3,311	(721)		4,915

NET INVESTMENT INCOME	3,357	2,041	721		6,119

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(2,216)	(42,089)	-		(44,305)
Futures contracts and written option transactions	10,429	-	-		10,429

Net Realized Gain (Loss)	8,213	(42,089)	-		(33,876)

Change in net unrealized appreciation (depreciation) on:
Investment security transactions	149,563	207,219	-		356,782
Futures contracts and written options	3,201	-	-		3,201

Change in Net Unrealized Appreciation	152,764	207,219	-		359,983

NET GAIN	160,977	165,130	-		326,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$164,334	$167,171	$721		$332,226

Foreign taxes withheld on dividends	$2	$26	$-		$28

(a)	Adjustments reflect (1) reduction in advisory fees from 0.65% for the Small-Cap Equity Portfolio to 0.50% for the Small-Cap Index Portfolio, and (2) reduction in custodian transaction costs and distribution (12b-1) expenses and recapture, assuming the actual portfolio turnover rate and percentage of distribution (12b-1) expenses and recapture to average daily net assets of the surviving portfolio were in effect for the entire reporting period (See Notes 9 and 10 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

			COMMON STOCKS - 91.88%

			Autos & Transportation - 3.92%

18,100		18,100	AAR Corp *	$270,595		$270,595
6,400		6,400	Aftermarket Technology Corp *	87,808		87,808
49,900		49,900	AirTran Holdings Inc *	593,810		593,810
13,800	174,900	188,700	Alaska Air Group Inc *	376,602	$4,773,021	5,149,623
29,700		29,700	Alexander & Baldwin Inc	1,000,593		1,000,593
20,900		20,900	America West Holdings Corp ‘B’ *	259,160		259,160
100,900		100,900	AMR Corp *	1,306,655		1,306,655
8,100		8,100	Arctic Cat Inc	200,070		200,070
16,600		16,600	Arkansas Best Corp	521,074		521,074
5,400		5,400	ASV Inc *	201,744		201,744
32,100		32,100	Atlantic Coast Airlines Holdings Inc *	317,790		317,790
19,500	6,300	25,800	Aviall Inc *	302,445	97,713	400,158
9,800	41,000	50,800	Bandag Inc	403,760	1,689,200	2,092,960
	14,800	14,800	BorgWarner Inc		1,259,036	1,259,036
	29,600	29,600	Central Freight Lines Inc *		525,400	525,400
13,500		13,500	Coachmen Industries Inc	244,485		244,485
35,500		35,500	Collins & Aikman Corp *	153,715		153,715
43,800		43,800	Continental Airlines Inc ‘B’ *	712,626		712,626
41,300		41,300	Cooper Tire & Rubber Co	882,994		882,994
7,000		7,000	Covenant Transport Inc ‘A’ *	133,070		133,070
	133,200	133,200	Delta Air Lines Inc		1,573,092	1,573,092
10,700		10,700	Dura Automotive Systems Inc ‘A’ *	136,639		136,639
21,250		21,250	EGL Inc *	373,150		373,150
20,600		20,600	ExpressJet Holdings Inc *	309,000		309,000
21,000		21,000	Fleetwood Enterprises Inc *	215,460		215,460
9,100		9,100	Florida East Coast Industries	301,210		301,210
10,000		10,000	Forward Air Corp *	275,000		275,000
21,200		21,200	Frontier Airlines Inc *	302,312		302,312
11,400		11,400	Genesee & Wyoming Inc ‘A’ *	359,100		359,100
800		800	Greenbrier Cos Inc *	13,400		13,400
7,700		7,700	Gulfmark Offshore Inc *	107,800		107,800
2,100		2,100	Hayes Lemmerz International Inc *	42		42
19,822		19,822	Heartland Express Inc	479,494		479,494
40,200	263,700	303,900	Kansas City Southern *	575,664	3,776,184	4,351,848
9,300		9,300	Keystone Automotive Industries Inc *	235,848		235,848
9,600	18,000	27,600	Kirby Corp *	334,848	627,840	962,688
12,675		12,675	Knight Transportation Inc *	325,114		325,114
21,400		21,400	Landstar System Inc *	814,056		814,056
4,100		4,100	MAIR Holdings Inc *	29,848		29,848
200		200	Marine Products Corp	3,760		3,760
1,100		1,100	Maritrans Inc	18,381		18,381
21,400		21,400	Mesa Air Group Inc *	267,928		267,928
13,800		13,800	Modine Manufacturing Co	372,324		372,324
17,225		17,225	Monaco Coach Corp *	409,955		409,955
43,300		43,300	Northwest Airlines Corp *	546,446		546,446
9,700		9,700	Offshore Logistics Inc *	237,844		237,844
7,500		7,500	Old Dominion Freight Line Inc *	255,600		255,600
19,100	28,200	47,300	Oshkosh Truck Corp	974,673	1,439,046	2,413,719
	27,500	27,500	Overnite Corp *		625,625	625,625
12,700		12,700	Overseas Shipholding Group	432,435		432,435
15,400		15,400	Pacer International Inc *	311,388		311,388
1,700		1,700	PAM Transportation Services Inc *	36,261		36,261
1,700		1,700	Petroleum Helicopters Inc *	41,650		41,650
	185,500	185,500	Pinnacle Airlines Corp *		2,576,595	2,576,595
	43,200	43,200	Polaris Industries Inc		3,826,656	3,826,656
5,300		5,300	Quixote Corp	129,373		129,373
14,000		14,000	RailAmerica Inc *	165,200		165,200
10,300		10,300	Raytech Corp DE *	34,196		34,196
2,000		2,000	Sauer-Danfoss Inc	32,400		32,400
9,850	24,200	34,050	SCS Transportation Inc *	173,163	425,436	598,599
3,000		3,000	Seabulk International Inc *	24,360		24,360
35,400		35,400	Skywest Inc	641,448		641,448

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

6,200		6,200	Sports Resorts International Inc *	$31,372		$31,372
5,400		5,400	Standard Motor Products Inc	65,610		65,610
6,100		6,100	Stoneridge Inc *	91,805		91,805
1,200		1,200	Strattec Security Corp *	73,092		73,092
12,500		12,500	Superior Industries International Inc	544,000		544,000
12,000		12,000	TBC Corp *	309,720		309,720
19,800		19,800	Tenneco Automotive Inc *	132,462		132,462
93,600		93,600	The Goodyear Tire & Rubber Co *	735,696		735,696
11,100		11,100	Thor Industries Inc	624,042		624,042
113		113	TIMCO Aviation Services Inc *	86		86
25,300		25,300	Tower Automotive Inc *	172,799		172,799
2,900	77,100	80,000	U.S. Xpress Enterprises Inc ‘A’ *	35,525	$944,475	980,000
20,600		20,600	USF Corp	704,314		704,314
94,400		94,400	Visteon Corp	982,704		982,704
16,700		16,700	Wabash National Corp *	489,310		489,310
26,810		26,810	Wabtec Corp	456,842		456,842
7,400		7,400	Winnebago Industries Inc	508,750		508,750
27,865		27,865	Yellow Roadway Corp *	1,007,887		1,007,887

				25,231,782	24,159,319	49,391,101

			Consumer Discretionary - 18.59%

2,800		2,800	1-800 CONTACTS Inc *	58,800		58,800
17,200		17,200	1-800-FLOWERS.com Inc ‘A’ *	190,232		190,232
5,000		5,000	4Kids Entertainment Inc *	130,100		130,100
8,800		8,800	A.C. Moore Arts & Crafts Inc *	169,488		169,488
16,550		16,550	Aaron Rents Inc	333,152		333,152
19,600		19,600	ABM Industries Inc	341,236		341,236
2,000		2,000	ACME Communications Inc *	17,580		17,580
13,000		13,000	Action Performance Cos Inc	254,800		254,800
62,700		62,700	Activision Inc *	1,141,140		1,141,140
16,100		16,100	Administaff Inc *	279,818		279,818
7,600		7,600	Advanced Marketing Services Inc	86,640		86,640
17,900	140,650	158,550	ADVO Inc	568,504	4,467,044	5,035,548
12,400		12,400	Aeropostale Inc *	340,008		340,008
31,900		31,900	Alderwoods Group Inc *	300,498		300,498
31,000		31,000	Alliance Gaming Corp *	764,150		764,150
32,000	262,800	294,800	Alloy Inc *	166,720	1,369,188	1,535,908
700		700	Ambassadors Group Inc	16,443		16,443
300		300	Ambassadors International Inc	3,750		3,750
18,000		18,000	AMC Entertainment Inc *	273,780		273,780
38,300	72,138	110,438	American Eagle Outfitters Inc *	628,120	1,183,063	1,811,183
38,400	53,300	91,700	American Greetings Corp ‘A’ *	839,808	1,165,671	2,005,479
4,100		4,100	American Woodmark Corp	225,705		225,705
3,800		3,800	America’s Car-Mart Inc *	102,296		102,296
7,300		7,300	Ameristar Casinos Inc *	178,631		178,631
7,810	137,069	144,879	AMN Healthcare Services Inc *	134,020	2,352,104	2,486,124
	301,200	301,200	ANC Rental Corp *		30	30
9,800		9,800	Angelica Corp	215,600		215,600
27,550		27,550	AnnTaylor Stores Corp *	1,074,450		1,074,450
12,200		12,200	APAC Customer Services Inc *	31,720		31,720
10,000		10,000	Applica Inc *	76,000		76,000
25,600		25,600	aQuantive Inc *	262,400		262,400
19,400	109,900	129,300	Arbitron Inc *	809,368	4,585,028	5,394,396
11,900		11,900	Argosy Gaming Co *	309,281		309,281
4,100		4,100	Asbury Automotive Group Inc *	73,431		73,431
24,900		24,900	Ask Jeeves Inc *	451,188		451,188
7,900		7,900	Atari Inc *	33,180		33,180
26,000		26,000	Autobytel Inc *	236,080		236,080
19,400		19,400	Aztar Corp *	436,500		436,500
15,500		15,500	Bally Total Fitness Holding Corp *	108,500		108,500
17,300		17,300	Banta Corp	700,650		700,650
8,500		8,500	Bassett Furniture Industries Inc	140,250		140,250
4,800		4,800	Beasley Broadcasting Group Inc ‘A’ *	78,864		78,864
4,900		4,900	Bebe Stores Inc *	127,351		127,351
4,700		4,700	Big 5 Sporting Goods Corp *	98,465		98,465
42,600		42,600	BJ’s Wholesale Club Inc *	978,096		978,096

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

2,300		2,300	Blair Corp	$55,982		$55,982
7,600		7,600	Blue Rhino Corp *	105,564		105,564
22,400		22,400	Bob Evans Farms Inc	727,104		727,104
10,900		10,900	Boca Resorts Inc ‘A’ *	163,064		163,064
	87,400	87,400	Borders Group Inc *		$1,915,808	1,915,808
17,500		17,500	Bowne & Co Inc	237,300		237,300
25,300		25,300	Boyd Gaming Corp	408,342		408,342
8,400		8,400	Boyds Collection Ltd *	35,700		35,700
8,300		8,300	Bright Horizons Family Solutions Inc *	348,600		348,600
9,150		9,150	Brookstone Inc *	194,986		194,986
10,100		10,100	Brown Shoe Co Inc	383,093		383,093
9,500		9,500	Burlington Coat Factory Warehouse Corp	201,020		201,020
14,700	223,800	238,500	California Pizza Kitchen Inc *	295,911	4,505,094	4,801,005
40,500		40,500	Callaway Golf Co	682,425		682,425
2,900		2,900	Carmike Cinemas Inc *	101,065		101,065
10,500		10,500	Casella Waste Systems Inc ‘A’ *	143,745		143,745
22,200		22,200	Casual Male Retail Group Inc *	154,068		154,068
25,200		25,200	Catalina Marketing Corp *	508,032		508,032
10,500		10,500	CDI Corp	343,875		343,875
14,500	96,000	110,500	CEC Entertainment Inc *	687,155	4,549,440	5,236,595
4,800		4,800	Central European Distribution Corp *	151,680		151,680
10,700		10,700	Central Garden & Pet Co *	299,921		299,921
16,100		16,100	Central Parking Corp	240,373		240,373
38,500		38,500	Century Business Services Inc *	172,095		172,095
6,900		6,900	Charles River Associates Inc *	220,731		220,731
9,700		9,700	Charlotte Russe Holding Inc *	134,442		134,442
58,200		58,200	Charming Shoppes Inc *	314,280		314,280
158,500		158,500	Charter Communications Inc ‘A’ *	637,170		637,170
7,300		7,300	Cherokee Inc	166,002		166,002
8,800		8,800	Chicago Pizza & Brewery Inc *	131,296		131,296
10,800		10,800	Choice Hotels International Inc *	380,700		380,700
21,900	73,500	95,400	Christopher & Banks Corp	427,707	1,435,455	1,863,162
2,100		2,100	Churchill Downs Inc	76,022		76,022
	47,000	47,000	Citadel Broadcasting Corp *		1,051,390	1,051,390
21,300		21,300	CKE Restaurants Inc *	136,107		136,107
9,900		9,900	Clark Inc *	190,476		190,476
6,300		6,300	Clean Harbors Inc *	56,133		56,133
231,100		231,100	CMGI Inc *	411,358		411,358
62,900	89,000	151,900	CNET Networks Inc *	428,978	606,980	1,035,958
14,600		14,600	Coinstar Inc *	263,676		263,676
3,298		3,298	Coldwater Creek Inc *	36,278		36,278
8,300		8,300	Cole National Corp *	166,000		166,000
16,300		16,300	Concord Camera Corp *	150,775		150,775
6,800		6,800	Consolidated Graphics Inc *	214,744		214,744
44,100		44,100	Copart Inc *	727,650		727,650
8,100		8,100	Cornell Cos Inc *	110,565		110,565
25,098		25,098	Corrections Corp of America *	723,575		723,575
15,475		15,475	Cost Plus Inc CA *	634,475		634,475
10,300	110,700	121,000	CoStar Group Inc *	429,304	4,613,976	5,043,280
1,950		1,950	Courier Corp	75,018		75,018
6,600		6,600	CPI Corp	133,386		133,386
17,000		17,000	Cross Country Healthcare Inc *	253,640		253,640
11,800		11,800	Crown Media Holdings Inc ‘A’ *	97,586		97,586
17,200		17,200	CSK Auto Corp *	322,844		322,844
2,850		2,850	CSS Industries Inc	88,378		88,378
31,800	68,300	100,100	Cumulus Media Inc ‘A’ *	699,600	1,502,600	2,202,200
13,100		13,100	Dave & Buster’s Inc *	166,108		166,108
800		800	Deb Shops Inc	17,200		17,200
1,213		1,213	DEL Laboratories Inc *	30,319		30,319
4,100		4,100	Department 56 Inc *	53,710		53,710
	54,000	54,000	DeVry Inc *		1,357,020	1,357,020
8,300		8,300	Dick’s Sporting Goods Inc *	403,878		403,878
6,500		6,500	Digital Generation Systems Inc *	14,560		14,560
11,800		11,800	DigitalThink Inc *	33,158		33,158
39,500		39,500	Dillard’s Inc ‘A’	650,170		650,170
15,200		15,200	Dollar Thrifty Automotive Group Inc *	394,288		394,288

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

12,340		12,340	Dover Downs Gaming & Entertainment Inc	$116,736		$116,736
7,500		7,500	Dover Motorsports Inc	26,250		26,250
11,670		11,670	Dress Barn Inc *	174,933		174,933
16,500		16,500	drugstore.com Inc *	90,915		90,915
84,900	100,300	185,200	EarthLink Inc *	849,000	$1,003,000	1,852,000
8,900		8,900	Electronics Boutique Holdings Corp *	203,721		203,721
13,500		13,500	Elizabeth Arden Inc *	268,920		268,920
5,100		5,100	Emerson Radio Corp *	19,176		19,176
32,300	142,800	175,100	Emmis Communications Corp ‘A’ *	873,715	3,862,740	4,736,455
	49,800	49,800	Entercom Communications Corp *		2,637,408	2,637,408
	150,000	150,000	Entravision Communications Corp ‘A’ *		1,665,000	1,665,000
8,900		8,900	eUniverse Inc *	14,240		14,240
47,100		47,100	Extended Stay America Inc	682,008		682,008
27,200		27,200	Exult Inc *	193,664		193,664
	101,900	101,900	Fairmont Hotels & Resorts Inc (Canada)		2,765,566	2,765,566
10,800		10,800	FindWhat.com *	202,500		202,500
1,300		1,300	Finlay Enterprises Inc *	18,369		18,369
17,700		17,700	First Consulting Group Inc *	99,651		99,651
1,700		1,700	Fisher Communications Inc *	86,700		86,700
10,700		10,700	Forrester Research Inc *	191,209		191,209
15,850		15,850	Fossil Inc *	443,958		443,958
	43,100	43,100	Four Seasons Hotels Inc (Canada)		2,204,565	2,204,565
27,467		27,467	Fred’s Inc	850,928		850,928
25,100		25,100	FreeMarkets Inc *	167,919		167,919
17,100		17,100	Friedman’s Inc ‘A’	114,741		114,741
200		200	FTD Inc ‘A’ *	4,928		4,928
25,674		25,674	FTI Consulting Inc *	600,001		600,001
	223,900	223,900	Furniture Brands International Inc		6,566,987	6,566,987
13,200		13,200	G&K Services Inc ‘A’	485,100		485,100
	102,700	102,700	Gaiam Inc *		611,065	611,065
5,100	22,800	27,900	Galyans Trading Co Inc *	61,404	274,512	335,916
14,100		14,100	GameStop Corp ‘A’ *	217,281		217,281
10,600		10,600	Gaylord Entertainment Co *	316,410		316,410
11,300	41,200	52,500	Genesco Inc *	170,969	623,356	794,325
9,300		9,300	Gevity HR Inc	206,832		206,832
10,500		10,500	Global Imaging Systems Inc *	333,375		333,375
12,600		12,600	Goody’s Family Clothing Inc	117,936		117,936
20,000		20,000	Gray Television Inc	302,400		302,400
706		706	Grey Global Group Inc	482,233		482,233
8,500		8,500	Group 1 Automotive Inc *	307,615		307,615
8,000		8,000	GSI Commerce Inc *	78,088		78,088
7,400		7,400	Guess? Inc *	89,318		89,318
9,200		9,200	Guitar Center Inc *	299,736		299,736
22,400		22,400	Gymboree Corp *	385,952		385,952
3,900		3,900	Hampshire Group Ltd *	122,343		122,343
13,600		13,600	Hancock Fabrics Inc DE	196,928		196,928
13,200		13,200	Handleman Co	270,996		270,996
28,700		28,700	Harris Interactive Inc *	238,210		238,210
13,600		13,600	Haverty Furniture Cos Inc	270,096		270,096
13,100		13,100	Heidrick & Struggles International Inc *	285,580		285,580
	125,000	125,000	Heska Corp *		287,375	287,375
7,350		7,350	Hibbett Sporting Goods Inc *	219,030		219,030
20,500		20,500	Hollinger International Inc	320,210		320,210
38,400		38,400	Hollywood Entertainment Corp *	528,000		528,000
500		500	Hooker Furniture Corp	20,400		20,400
29,550		29,550	Hot Topic Inc *	870,543		870,543
5,900		5,900	Hudson Highland Group Inc *	140,715		140,715
2,900		2,900	ICT Group Inc *	34,075		34,075
11,600		11,600	IHOP Corp	446,368		446,368
8,500		8,500	Information Holdings Inc *	187,850		187,850
15,800	40,800	56,600	InfoSpace Inc *	364,190	940,440	1,304,630
13,800		13,800	InfoUSA Inc *	102,396		102,396
29,631	441,000	470,631	Insight Communications Co Inc *	305,496	4,546,710	4,852,206
28,825		28,825	Insight Enterprises Inc *	541,910		541,910
4,500		4,500	Insurance Auto Auctions Inc *	58,725		58,725
	39,700	39,700	International Speedway Corp ‘A’		1,773,002	1,773,002

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

3,600		3,600	Inter Parfums Inc	$81,324		$81,324
11,000		11,000	InterTAN Inc * (Canada)	111,320		111,320
11,300		11,300	Isle of Capri Casinos Inc *	242,611		242,611
17,700		17,700	Jack in the Box Inc *	378,072		378,072
20,300		20,300	Jakks Pacific Inc *	267,148		267,148
14,850		14,850	Jarden Corp *	405,999		405,999
9,084		9,084	Jo-Ann Stores Inc *	185,314		185,314
3,300		3,300	Jos. A. Bank Clothiers Inc *	114,477		114,477
21,100		21,100	Journal Register Co *	436,770		436,770
14,600		14,600	K2 Inc *	222,066		222,066
16,000		16,000	Kellwood Co	656,000		656,000
10,900		10,900	Kelly Services Inc ‘A’	311,086		311,086
4,750		4,750	Kenneth Cole Productions Inc ‘A’	139,650		139,650
4,000		4,000	Kirkland’s Inc *	70,640		70,640
15,900		15,900	Korn/Ferry International *	212,106		212,106
26,000		26,000	Kroll Inc *	676,000		676,000
16,400		16,400	K-Swiss Inc ‘A’	394,584		394,584
27,500		27,500	Labor Ready Inc *	360,250		360,250
11,300	88,600	99,900	Landry’s Restaurants Inc	290,636	$2,278,792	2,569,428
2,500		2,500	Lawson Products Inc	82,950		82,950
4,700		4,700	Learning Tree International Inc *	81,733		81,733
10,473	118,300	128,773	Libbey Inc	298,271	3,369,184	3,667,455
9,500		9,500	Liberty Corp	429,305		429,305
5,000		5,000	Lifeline Systems Inc *	95,000		95,000
17,710		17,710	Lightbridge Inc *	161,161		161,161
21,600		21,600	LIN TV Corp ‘A’ *	557,496		557,496
27,700		27,700	Linens ’n Things Inc *	833,216		833,216
11,600	94,800	106,400	Lithia Motors Inc ‘A’	292,436	2,389,908	2,682,344
5,432		5,432	LodgeNet Entertainment Corp *	99,297		99,297
	150,000	150,000	LoJack Corp *		1,209,000	1,209,000
11,200		11,200	Lone Star Steakhouse & Saloon Inc	259,616		259,616
52,500		52,500	LookSmart Ltd *	81,375		81,375
30,200		30,200	Magna Entertainment Corp ‘A’ * (Canada)	153,114		153,114
13,600		13,600	Mail-Well Inc *	62,696		62,696
7,300		7,300	Marcus Corp	119,720		119,720
9,200		9,200	MarineMax Inc *	178,756		178,756
600		600	MarketWatch.com Inc *	5,165		5,165
9,100		9,100	Martha Stewart Living Omnimedia Inc ‘A’ *	89,635		89,635
18,700		18,700	Matthews International Corp ‘A’	553,333		553,333
10,400		10,400	MAXIMUS Inc *	406,952		406,952
11,400		11,400	Maxwell Shoe Co Inc ‘A’ *	193,458		193,458
9,100		9,100	Medical Staffing Network Holdings Inc *	99,645		99,645
5,200		5,200	MemberWorks Inc *	141,284		141,284
17,800		17,800	Metro One Telecommunications Inc *	46,280		46,280
12,700		12,700	Midas Inc *	181,610		181,610
25,400		25,400	Midway Games Inc *	98,552		98,552
7,950		7,950	Monro Muffler Inc *	159,080		159,080
3,100		3,100	Mothers Work Inc *	75,640		75,640
3,200		3,200	Movado Group Inc	90,336		90,336
19,625		19,625	Movie Gallery Inc *	366,595		366,595
59,500		59,500	MPS Group Inc *	556,325		556,325
19,900		19,900	MTR Gaming Group Inc *	204,970		204,970
7,400		7,400	Multimedia Games Inc *	304,140		304,140
2,400		2,400	National Presto Industries Inc	86,760		86,760
14,825		14,825	Nautilus Group Inc	208,291		208,291
24,000		24,000	Navigant Consulting Inc *	452,640		452,640
12,500		12,500	Navigant International Inc *	173,125		173,125
2,200		2,200	Neoforma Inc *	23,408		23,408
7,200		7,200	NetFlix Inc *	393,768		393,768
9,400		9,400	NetRatings Inc *	107,442		107,442
27,300		27,300	NIC Inc *	219,219		219,219
25,300		25,300	Nu Skin Enterprises Inc ‘A’	432,377		432,377
22,500		22,500	Oakley Inc	311,400		311,400
14,300		14,300	O’Charley’s Inc *	256,685		256,685
11,700		11,700	Oneida Ltd	68,913		68,913
	19,100	19,100	Orbitz Inc ‘A’ *		443,120	443,120

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

	88,600	88,600	Orient-Express Hotels Ltd ‘A’ (Bermuda)		$1,455,698	$1,455,698
6,330		6,330	Oshkosh B’Gosh Inc ‘A’	$135,842		135,842
7,400		7,400	Overstock.com Inc *	146,964		146,964
8,400		8,400	Oxford Industries Inc	284,592		284,592
18,600	80,000	98,600	P.F. Chang’s China Bistro Inc *	946,368	4,070,400	5,016,768
44,712		44,712	Pacific Sunwear of California Inc *	944,317		944,317
19,900		19,900	Panera Bread Co ‘A’ *	786,647		786,647
8,600		8,600	Papa John’s International Inc *	287,068		287,068
5,200		5,200	Party City Corp *	65,988		65,988
15,400		15,400	Paxson Communications Corp *	59,290		59,290
41,500		41,500	Payless Shoesource Inc *	556,100		556,100
1,950		1,950	PC Connection Inc *	16,322		16,322
5,200		5,200	PDI Inc *	139,412		139,412
3,300		3,300	Pegasus Communications Corp *	92,664		92,664
16,600		16,600	Pegasus Solutions Inc *	173,802		173,802
23,000		23,000	Penn National Gaming Inc *	530,840		530,840
2,900		2,900	Perry Ellis International Inc *	74,762		74,762
22,700	166,400	189,100	Petco Animal Supplies Inc *	691,215	5,066,880	5,758,095
13,000		13,000	Phillips-Van Heusen Corp	230,620		230,620
11,400		11,400	Pinnacle Entertainment Inc *	106,248		106,248
	16,900	16,900	Pixar Inc *		1,171,001	1,171,001
6,600		6,600	Playboy Enterprises Inc ‘B’ *	106,656		106,656
11,100		11,100	Playtex Products Inc *	85,803		85,803
8,200		8,200	Pre-Paid Legal Services Inc *	214,184		214,184
12,849		12,849	Priceline.com Inc *	229,997		229,997
26,000		26,000	Prime Hospitality Corp *	265,200		265,200
76,100		76,100	Primedia Inc *	215,363		215,363
4,100		4,100	Princeton Review Inc *	39,975		39,975
14,100	72,500	86,600	ProQuest Co *	415,245	2,135,125	2,550,370
3,700		3,700	Pulitzer Inc	199,800		199,800
33,100		33,100	Quiksilver Inc *	586,863		586,863
11,800		11,800	R.H. Donnelley Corp *	470,112		470,112
	92,700	92,700	Radio One Inc ‘A’ *		1,812,285	1,812,285
	238,000	238,000	Radio One Inc ‘D’ *		4,593,400	4,593,400
38,600		38,600	Raindance Communications Inc *	106,150		106,150
21,975		21,975	Rare Hospitality International Inc *	537,069		537,069
9,900		9,900	RC2 Corp *	205,425		205,425
6,400		6,400	Red Robin Gourmet Burgers Inc *	194,816		194,816
13,700	97,200	110,900	Regent Communications Inc *	86,995	617,220	704,215
10,265		10,265	Register.com Inc *	53,891		53,891
4,000		4,000	Renaissance Learning Inc *	96,320		96,320
11,000		11,000	Rent-Way Inc *	90,090		90,090
15,300	55,600	70,900	Resources Connection Inc *	417,843	1,518,436	1,936,279
15,600		15,600	Restoration Hardware Inc *	74,100		74,100
10,988		10,988	Revlon Inc ‘A’ *	24,613		24,613
2,300		2,300	Rex Stores Corp *	32,568		32,568
14,550		14,550	Right Management Consultants Inc *	271,503		271,503
10,050		10,050	Rollins Inc	226,628		226,628
5,100		5,100	Roto-Rooter Inc	235,110		235,110
	172,600	172,600	Ruby Tuesday Inc		4,917,374	4,917,374
4,700		4,700	Russ Berrie & Co Inc	159,330		159,330
20,900		20,900	Russell Corp	367,004		367,004
21,900		21,900	Ryan’s Family Steak Houses Inc *	331,566		331,566
5,731		5,731	Saga Communications Inc ‘A’ *	106,195		106,195
4,500		4,500	Salem Communications Corp DE ‘A’ *	122,040		122,040
3,900		3,900	Schawk Inc	53,157		53,157
12,600	76,700	89,300	School Specialty Inc *	428,526	2,608,567	3,037,093
32,900		32,900	Scientific Games Corp ‘A’ *	559,629		559,629
21,662		21,662	SCP Pool Corp *	707,914		707,914
16,100		16,100	Select Comfort Corp *	398,636		398,636
4,300		4,300	Sharper Image Corp *	140,395		140,395
2,100		2,100	Shoe Carnival Inc *	37,380		37,380
15,600		15,600	ShopKo Stores Inc *	237,900		237,900
12,800		12,800	Shuffle Master Inc *	443,136		443,136
30,200		30,200	Sinclair Broadcast Group Inc ‘A’ *	450,584		450,584
58,400		58,400	Six Flags Inc *	439,168		439,168

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

14,600		14,600	Skechers U.S.A. Inc ‘A’ *	$118,990		$118,990
9,800		9,800	SM&A *	114,660		114,660
12,300		12,300	Sohu.com Inc * (China)	369,123		369,123
14,500		14,500	Sonic Automotive Inc	332,340		332,340
28,050		28,050	Sonic Corp *	858,891		858,891
9,700		9,700	Source Interlink Cos Inc *	103,014		103,014
12,700		12,700	SOURCECORP Inc *	325,501		325,501
26,250		26,250	Spanish Broadcasting System Inc ‘A’ *	275,625		275,625
5,900	115,300	121,200	Speedway Motorsports Inc	170,628	$3,334,476	3,505,104
30,860		30,860	Spherion Corp *	302,119		302,119
12,200		12,200	Stage Stores Inc *	340,380		340,380
21,300		21,300	Stamps.com Inc *	132,060		132,060
4,700		4,700	Stanley Furniture Co Inc	148,050		148,050
5,200		5,200	StarTek Inc	212,108		212,108
8,800		8,800	Stein Mart Inc *	72,512		72,512
	124,900	124,900	Steiner Leisure Ltd * (Bahamas)		1,786,070	1,786,070
4,500		4,500	Steinway Musical Instruments Inc *	111,150		111,150
9,700		9,700	Steven Madden Ltd *	197,880		197,880
46,700		46,700	Stewart Enterprises Inc ‘A’ *	265,256		265,256
7,700		7,700	Strayer Education Inc	837,991		837,991
19,200		19,200	Stride Rite Corp	218,496		218,496
12,900		12,900	Sturm Ruger & Co Inc	146,673		146,673
10,868		10,868	Summit America Television Inc *	42,603		42,603
25,400		25,400	Sylvan Learning Systems Inc *	731,266		731,266
26,900		26,900	Take-Two Interactive Software Inc *	774,989		774,989
23,000		23,000	TeleTech Holdings Inc *	259,900		259,900
32,018		32,018	Tetra Tech Inc *	795,967		795,967
7,800	38,000	45,800	The Advisory Board Co *	272,298	1,326,580	1,598,878
17,500		17,500	The Bombay Co Inc *	142,450		142,450
33,500		33,500	The Brink’s Co	757,435		757,435
2,000		2,000	The Buckle Inc	44,300		44,300
8,700		8,700	The Cato Corp ‘A’	178,350		178,350
9,600		9,600	The Children’s Place Retail Stores Inc *	256,608		256,608
13,500		13,500	The Finish Line Inc ‘A’ *	404,595		404,595
8,900	101,400	110,300	The J. Jill Group Inc *	113,119	1,288,794	1,401,913
21,486		21,486	The Men’s Wearhouse Inc *	537,365		537,365
1,200		1,200	The Pantry Inc *	27,240		27,240
29,900		29,900	The Pep Boys-Manny, Moe & Jack	683,813		683,813
	280,100	280,100	The Reader’s Digest Association Inc		4,106,266	4,106,266
13,064		13,064	The Sports Authority Inc *	501,658		501,658
10,760		10,760	The Steak n Shake Co *	192,066		192,066
18,200		18,200	The Topps Co Inc	186,732		186,732
26,600	218,100	244,700	The Warnaco Group Inc *	424,270	3,478,695	3,902,965
16,125		16,125	The Wet Seal Inc ‘A’ *	159,476		159,476
17,700		17,700	The Yankee Candle Co Inc *	483,741		483,741
9,600		9,600	Thomas Nelson Inc	185,568		185,568
27,700		27,700	THQ Inc *	468,407		468,407
26,400		26,400	TiVo Inc *	195,360		195,360
25,900		25,900	Too Inc *	437,192		437,192
15,200		15,200	Toro Co	705,280		705,280
20,600		20,600	Tractor Supply Co *	801,134		801,134
12,000		12,000	Trans World Entertainment Corp *	85,440		85,440
19,300		19,300	Triarc Cos Inc ‘B’	208,054		208,054
9,300		9,300	Tuesday Morning Corp *	281,325		281,325
39,100		39,100	Tupperware Corp	677,994		677,994
10,400		10,400	Tweeter Home Entertainment Group Inc *	98,280		98,280
7,500	93,000	100,500	Ultimate Electronics Inc *	57,225	709,590	766,815
3,600		3,600	UniFirst Corp MA	85,356		85,356
7,900		7,900	United Auto Group Inc	247,270		247,270
14,100		14,100	United Natural Foods Inc *	506,331		506,331
30,550		30,550	United Online Inc *	512,934		512,934
22,100		22,100	United Stationers Inc *	904,332		904,332
5,400		5,400	Universal Electronics Inc *	68,796		68,796
16,200		16,200	Urban Outfitters Inc *	600,210		600,210
6,600		6,600	USANA Health Sciences Inc *	201,960		201,960
13,800		13,800	Vail Resorts Inc *	234,600		234,600

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

48,600		48,600	ValueClick Inc *	$441,288		$441,288
9,900		9,900	ValueVision Media Inc ‘A’ *	165,330		165,330
12,700		12,700	Vans Inc *	144,907		144,907
2,400		2,400	Volt Information Sciences Inc *	54,240		54,240
4,800		4,800	Wackenhut Corrections Corp *	109,440		109,440
21,400		21,400	Waste Connections Inc *	808,278		808,278
19,400		19,400	Watson Wyatt & Co Holdings *	468,510		468,510
7,200	155,000	162,200	WESCO International Inc *	63,720	$1,371,750	1,435,470
	150,400	150,400	West Corp *		3,493,792	3,493,792
8,600		8,600	West Marine Inc *	239,166		239,166
300		300	Weyco Group Inc	10,095		10,095
4,600		4,600	Whitehall Jewellers Inc *	45,402		45,402
17,600		17,600	Wilsons The Leather Experts Inc *	61,424		61,424
21,600		21,600	Wireless Facilities Inc *	320,976		320,976
14,700		14,700	WMS Industries Inc *	385,140		385,140
25,900		25,900	Wolverine World Wide Inc	527,842		527,842
6,100		6,100	World Fuel Services Corp	207,095		207,095
2,800		2,800	World Wrestling Entertainment Inc	36,680		36,680
7,700	77,000	84,700	Young Broadcasting Inc ‘A’ *	154,309	1,543,080	1,697,389
18,000		18,000	Zale Corp *	957,601		957,601

				105,474,414	128,517,100	233,991,514

			Consumer Staples - 2.23%

12,000		12,000	7-Eleven Inc *	192,600		192,600
	32,200	32,200	Adolph Coors Co ‘B’		1,806,420	1,806,420
12,000		12,000	American Italian Pasta Co ‘A’ *	502,800		502,800
700		700	Arden Group Inc ‘A’	54,250		54,250
6,400		6,400	Boston Beer Co Inc ‘A’ *	116,096		116,096
29,400		29,400	Casey’s General Stores Inc	519,204		519,204
18,100		18,100	Chiquita Brands International Inc *	407,793		407,793
4,000		4,000	Coca-Cola Bottling Co Consolidated	213,960		213,960
	637,800	637,800	Del Monte Foods Co *		6,633,120	6,633,120
30,400		30,400	DIMON Inc	205,200		205,200
18,800		18,800	Duane Reade Inc *	318,096		318,096
300		300	Farmer Brothers Co	93,375		93,375
18,550		18,550	Flowers Foods Inc	478,590		478,590
10,500		10,500	Great Atlantic & Pacific Tea Co *	88,200		88,200
1,840		1,840	Green Mountain Coffee Roasters Inc *	42,357		42,357
5,000		5,000	Horizon Organic Holding Corp *	119,750		119,750
9,900		9,900	Ingles Markets Inc ‘A’	101,673		101,673
15,800	148,400	164,200	International Multifoods Corp *	284,400	2,671,200	2,955,600
28,900		28,900	Interstate Bakeries Corp	411,247		411,247
5,000		5,000	J&J Snack Foods Corp *	188,800		188,800
5,300		5,300	John B. Sanfilippo & Son Inc *	270,512		270,512
19,000		19,000	Lance Inc	285,570		285,570
19,200		19,200	Longs Drug Stores Corp	475,008		475,008
12,700		12,700	M&F Worldwide Corp *	169,672		169,672
1,900		1,900	Maui Land & Pineapple Co Inc *	65,702		65,702
7,400		7,400	Nash Finch Co	165,316		165,316
3,000		3,000	National Beverage Corp *	48,900		48,900
4,800		4,800	Nature’s Sunshine Products Inc	40,560		40,560
31,600		31,600	NBTY Inc *	848,776		848,776
20,100		20,100	Pathmark Stores Inc *	152,760		152,760
8,200		8,200	Peet’s Coffee & Tea Inc *	142,762		142,762
	52,900	52,900	Performance Food Group Co *		1,913,393	1,913,393
4,800		4,800	Pilgrim’s Pride Corp	78,384		78,384
18,724		18,724	Ralcorp Holdings Inc *	587,185		587,185
2,800		2,800	Riviana Foods Inc	76,692		76,692
7,100	17,400	24,500	Robert Mondavi Corp ‘A’ *	275,764	675,816	951,580
26,400		26,400	Ruddick Corp	472,560		472,560
2,400		2,400	Sanderson Farms Inc	96,720		96,720
9,000		9,000	Schweitzer-Mauduit International Inc	268,020		268,020
100		100	Seaboard Corp	28,200		28,200
30,000		30,000	Sensient Technologies Corp	593,100		593,100
15,000		15,000	Smart & Final Inc *	151,200		151,200
5,100		5,100	Standard Commercial Corp	102,357		102,357

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

18,200		18,200	Star Scientific Inc *	$33,488		$33,488
15,100		15,100	The Hain Celestial Group Inc *	350,471		350,471
400		400	The Penn Traffic Co *	12		12
	75,774	75,774	Tootsie Roll Industries Inc		$2,727,864	2,727,864
18,100		18,100	Universal Corp VA	799,477		799,477
17,934		17,934	Vector Group Ltd	292,683		292,683
5,800		5,800	Weis Markets Inc	210,541		210,541
17,800		17,800	Wild Oats Markets Inc *	230,155		230,155

				11,650,938	16,427,813	28,078,751

			Energy - 3.21%

33,200		33,200	Arch Coal Inc	1,034,844		1,034,844
6,700		6,700	Atwood Oceanics Inc *	213,998		213,998
6,000		6,000	Berry Petroleum Co ‘A’	121,500		121,500
16,500	44,400	60,900	Cabot Oil & Gas Corp	484,275	1,303,140	1,787,415
26,600		26,600	Cal Dive International Inc *	641,326		641,326
7,400		7,400	CARBO Ceramics Inc	379,250		379,250
31,600		31,600	Cimarex Energy Co *	843,404		843,404
3,400		3,400	Clayton Williams Energy Inc *	98,838		98,838
17,700		17,700	Comstock Resources Inc *	341,610		341,610
29,000		29,000	Denbury Resources Inc *	403,390		403,390
2,800		2,800	Dril-Quip Inc *	45,640		45,640
2,600		2,600	Encore Acquisition Co *	64,090		64,090
20,100		20,100	Energy Partners Ltd *	279,390		279,390
23,800		23,800	Evergreen Resources Inc *	773,738		773,738
32,800		32,800	Forest Oil Corp *	937,096		937,096
18,200		18,200	Frontier Oil Corp	313,404		313,404
22,500		22,500	FuelCell Energy Inc *	292,500		292,500
50,200		50,200	Global Industries Ltd *	258,530		258,530
12,800		12,800	Global Power Equipment Group Inc *	85,504		85,504
134,800		134,800	Grey Wolf Inc *	504,152		504,152
3,700		3,700	Gulf Island Fabrication Inc *	63,011		63,011
27,000		27,000	Hanover Compressor Co *	301,050		301,050
31,000		31,000	Harvest Natural Resources Inc *	308,450		308,450
	121,800	121,800	Helmerich & Payne Inc		3,401,874	3,401,874
7,800		7,800	Holly Corp	214,500		214,500
23,200		23,200	Horizon Offshore Inc *	102,080		102,080
10,300	215,800	226,100	Hydril Co *	246,479	5,164,094	5,410,573
27,800		27,800	Input/ Output Inc *	125,378		125,378
	92,600	92,600	Key Energy Services Inc *		954,706	954,706
25,500		25,500	KFX Inc *	192,525		192,525
4,500		4,500	Lufkin Industries Inc	129,555		129,555
35,000		35,000	Magnum Hunter Resources Inc *	332,850		332,850
38,000		38,000	Massey Energy Co	790,400		790,400
12,200		12,200	Matrix Service Co *	221,430		221,430
11,200		11,200	McMoRan Exploration Co *	210,000		210,000
23,400		23,400	Meridian Resource Corp *	138,996		138,996
37,800	242,600	280,400	Newpark Resources Inc *	181,062	1,162,054	1,343,116
	26,800	26,800	Noble Energy Inc		1,190,724	1,190,724
12,800		12,800	Nuevo Energy Co *	309,376		309,376
11,700		11,700	Oceaneering International Inc *	327,600		327,600
10,100		10,100	Oil States International Inc *	140,794		140,794
66,200		66,200	Parker Drilling Co *	168,810		168,810
	23,900	23,900	Patterson-UTI Energy Inc *		786,788	786,788
18,950		18,950	Patina Oil & Gas Corp	928,360		928,360
3,800		3,800	Penn Virginia Corp	211,470		211,470
13,600		13,600	Petroleum Development Corp *	322,320		322,320
18,510		18,510	Plains Exploration & Production Co *	284,869		284,869
11,300		11,300	Plains Resources Inc *	181,365		181,365
19,000		19,000	Plug Power Inc *	137,750		137,750
	64,000	64,000	Premcor Inc *		1,664,000	1,664,000
7,250		7,250	Prima Energy Corp *	254,910		254,910
8,700		8,700	Quicksilver Resources Inc *	281,010		281,010
28,700		28,700	Range Resources Corp *	271,215		271,215
12,200		12,200	Remington Oil & Gas Corp *	240,218		240,218
7,100		7,100	Resource America Inc ‘A’	106,500		106,500

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

5,200		5,200	RPC Inc	$57,148		$57,148
8,850		8,850	Seacor Smit Inc *	371,966		371,966
12,500	80,000	92,500	Spinnaker Exploration Co *	403,375	$2,581,600	2,984,975
21,300		21,300	St. Mary Land & Exploration Co	607,050		607,050
16,851		16,851	Stone Energy Corp *	715,325		715,325
23,700		23,700	Superior Energy Services Inc *	222,780		222,780
14,700		14,700	Swift Energy Co *	247,695		247,695
32,900		32,900	Tesoro Petroleum Corp *	479,353		479,353
13,850		13,850	Tetra Technologies Inc *	335,724		335,724
6,600		6,600	The Houston Exploration Co *	241,032		241,032
27,400		27,400	Tom Brown Inc *	883,650		883,650
9,000		9,000	TransMontaigne Inc *	58,050		58,050
21,400		21,400	Unit Corp *	503,970		503,970
7,700		7,700	Universal Compression Holdings Inc *	201,432		201,432
18,900		18,900	Veritas DGC Inc *	198,072		198,072
37,400		37,400	Vintage Petroleum Inc	449,922		449,922
1,800		1,800	Westmoreland Coal Co *	31,500		31,500
19,700		19,700	W-H Energy Services Inc *	319,140		319,140

				22,167,996	18,208,980	40,376,976

			Financial Services - 18.65%

6,122		6,122	1st Source Corp	131,684		131,684
12,000		12,000	21st Century Insurance Group	165,000		165,000
3,000		3,000	ABC Bancorp	47,910		47,910
13,200		13,200	Acadia Realty Trust	165,000		165,000
7,500		7,500	Accredited Home Lenders Holding Co *	229,500		229,500
16,100		16,100	Advanta Corp ‘B’	204,792		204,792
18,200		18,200	Advent Software Inc *	317,226		317,226
12,500		12,500	Affiliated Managers Group Inc *	869,875		869,875
4,800		4,800	Alabama National Bancorp	252,240		252,240
600		600	Alexander’s Inc *	74,796		74,796
13,800		13,800	Alexandria Real Estate Equities Inc	799,020		799,020
16,400		16,400	Alfa Corp	210,904		210,904
12,100		12,100	Allegiant Bancorp Inc	339,405		339,405
31,500		31,500	Allmerica Financial Corp *	969,255		969,255
18,900		18,900	AMCORE Financial Inc	510,678		510,678
	163,100	163,100	American Capital Strategies Ltd		4,848,963	4,848,963
	69,300	69,300	American Financial Realty Trust		1,181,565	1,181,565
14,322		14,322	American Home Mortgage Investment Corp	322,393		322,393
5,000		5,000	American Land Lease Inc	99,750		99,750
8,100		8,100	American Mortgage Acceptance Co	132,030		132,030
2,400		2,400	American National Bankshares Inc VA	63,552		63,552
6,900		6,900	American Physicians Capital Inc *	126,960		126,960
2,600		2,600	AmericanWest Bancorp *	59,280		59,280
	569,200	569,200	AmeriCredit Corp *		9,067,356	9,067,356
24,500		24,500	AmerUs Group Co	856,765		856,765
13,400		13,400	AMLI Residential Properties Trust	359,120		359,120
12,400		12,400	Anchor Bancorp Wisconsin Inc	308,760		308,760
	366,000	366,000	Annaly Mortgage Management Inc		6,734,400	6,734,400
32,900	400,400	433,300	Anthracite Capital Inc	364,203	4,432,428	4,796,631
21,000		21,000	Anworth Mortgage Asset Corp	292,530		292,530
18,000		18,000	Argonaut Group Inc *	279,720		279,720
3,123		3,123	Arrow Financial Corp	86,726		86,726
8,500		8,500	Associated Estates Realty Corp	62,135		62,135
4,400		4,400	Baldwin & Lyons Inc ‘B’	123,464		123,464
1,800		1,800	BancFirst Corp	105,664		105,664
900		900	BancTrust Financial Group Inc	14,418		14,418
27,147		27,147	Bank Mutual Corp	309,204		309,204
6,450		6,450	Bank of Granite Corp	140,481		140,481
10,600		10,600	Bank of the Ozarks Inc	238,606		238,606
31,600		31,600	BankAtlantic Bancorp Inc ‘A’	600,400		600,400
5,600		5,600	Bankrate Inc *	69,328		69,328
21,600		21,600	BankUnited Financial Corp ‘A’ *	557,064		557,064
8,100		8,100	Banner Corp	203,715		203,715
10,000		10,000	Barra Inc	354,900		354,900
33,380		33,380	Bay View Capital Corp *	71,433		71,433

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

9,700		9,700	Bedford Property Investors Inc	$277,711		$277,711
4,200		4,200	Berkshire Hills Bancorp Inc	152,040		152,040
	136,971	136,971	BOK Financial Corp *		$5,303,517	5,303,517
15,800		15,800	Boston Private Financial Holdings Inc	392,472		392,472
13,800		13,800	Boykin Lodging Co	126,270		126,270
20,900		20,900	Brandywine Realty Trust	559,493		559,493
42,742		42,742	Brookline Bancorp Inc	655,662		655,662
3,600		3,600	Bryn Mawr Bank Corp	88,164		88,164
7,400		7,400	BSB Bancorp Inc	292,300		292,300
2,600		2,600	C&F Financial Corp	103,220		103,220
6,500		6,500	Camco Financial Corp	112,645		112,645
2,700		2,700	Camden National Corp	81,972		81,972
18,600		18,600	Capital Automotive REIT	595,200		595,200
4,125		4,125	Capital City Bank Group Inc	189,709		189,709
4,100		4,100	Capital Corp of the West *	162,524		162,524
3,100		3,100	Capitol Bancorp Ltd	88,040		88,040
11,400		11,400	Capstead Mortgage Corp	191,292		191,292
12,800		12,800	Cascade Bancorp	246,528		246,528
21,600		21,600	Cash America International Inc	457,488		457,488
14,974	26,300	41,274	Cathay General Bancorp	833,752	1,464,384	2,298,136
500		500	Cavalry Bancorp Inc	8,785		8,785
2,837		2,837	CB Bancshares Inc	180,150		180,150
4,100		4,100	CCBT Financial Cos Inc	143,295		143,295
9,362		9,362	CCC Information Services Group *	158,218		158,218
6,700		6,700	Center Bancorp Inc	131,722		131,722
5,200		5,200	Center Financial Corp	141,700		141,700
4,242		4,242	Central Coast Bancorp *	76,950		76,950
7,500		7,500	Central Pacific Financial Corp	225,300		225,300
3,000		3,000	Century Bancorp Inc MA ‘A’	106,380		106,380
5,000		5,000	CFS Bancorp Inc	74,200		74,200
700		700	Charter Financial Corp GA	26,089		26,089
32,000		32,000	CharterMac	676,160		676,160
14,172		14,172	Chemical Financial Corp	515,719		515,719
24,314		24,314	Chittenden Corp	817,923		817,923
31,000	175,000	206,000	Citizens Banking Corp MI	1,014,320	5,726,000	6,740,320
3,000		3,000	Citizens First Bancorp Inc	68,400		68,400
11,422		11,422	Citizens Inc *	107,712		107,712
8,700		8,700	Citizens South Banking Corp	121,365		121,365
3,600		3,600	City Bank Lynnwood WA	117,000		117,000
12,906		12,906	City Holding Co	451,710		451,710
4,900		4,900	CNA Surety Corp *	46,599		46,599
1,000		1,000	CNB Financial Corp PA	42,080		42,080
4,100		4,100	Coastal Bancorp Inc	168,551		168,551
5,445		5,445	Coastal Financial Corp	96,050		96,050
3,550		3,550	CoBiz Inc	65,391		65,391
9,400		9,400	Colonial Properties Trust	372,240		372,240
2,900		2,900	Columbia Bancorp	92,655		92,655
7,900		7,900	Columbia Bancorp OR	136,275		136,275
10,625		10,625	Columbia Banking Systems Inc	230,138		230,138
14,000		14,000	Commerce Group Inc	553,000		553,000
600		600	Commercial Bankshares Inc FL	20,136		20,136
7,200		7,200	Commercial Capital Bancorp Inc *	154,152		154,152
28,000		28,000	Commercial Federal Corp	747,880		747,880
24,400		24,400	Commercial Net Lease Realty Inc	434,320		434,320
7,900		7,900	Community Bank System Inc	387,100		387,100
7,499		7,499	Community Banks Inc	294,786		294,786
26,600	120,000	146,600	Community First Bankshares Inc	769,804	3,472,800	4,242,604
7,150		7,150	Community Trust Bancorp Inc	215,930		215,930
5,700		5,700	CompuCredit Corp *	121,296		121,296
8,600		8,600	Connecticut Bancshares Inc DE	443,244		443,244
28,400		28,400	Cornerstone Realty Income Trust Inc	248,784		248,784
14,300		14,300	Corporate Office Properties Trust	300,300		300,300
8,200		8,200	Correctional Properties Trust	236,160		236,160
7,600		7,600	Corus Bankshares Inc	239,856		239,856
11,100		11,100	Crawford & Co ‘B’	78,366		78,366
4,500	49,300	53,800	Credit Acceptance Corp *	68,850	754,290	823,140

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND

SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

8,700		8,700	Criimi MAE Inc *	$90,741		$90,741
	48,600	48,600	Cullen/ Frost Bankers Inc		$1,971,702	1,971,702
18,586		18,586	CVB Financial Corp	358,516		358,516
15,960		15,960	Delphi Financial Group ‘A’	574,560		574,560
21,600	82,700	104,300	Digital Insight Corp *	537,840	2,059,230	2,597,070
15,650		15,650	Dime Community Bancshares Inc	481,394		481,394
16,300		16,300	East West Bancorp Inc	874,984		874,984
800		800	Eastern Virginia Bankshares Inc	23,065		23,065
9,400		9,400	EastGroup Properties Inc	304,372		304,372
34,900		34,900	eFunds Corp *	605,515		605,515
5,900		5,900	Electro Rent Corp *	78,706		78,706
34,600		34,600	E-Loan Inc *	103,108		103,108
100		100	EMC INS Group Inc	2,114		2,114
	45,400	45,400	Endurance Specialty Holdings Ltd (Bermuda)		1,523,170	1,523,170
14,200		14,200	Entertainment Properties Trust	492,882		492,882
31,800		31,800	Equity Inns Inc	287,790		287,790
16,100		16,100	Equity One Inc	271,768		271,768
1,000		1,000	ESB Financial Corp	16,390		16,390
15,100		15,100	eSpeed Inc ‘A’ *	353,491		353,491
13,300		13,300	Essex Property Trust Inc	854,126		854,126
12,300		12,300	Euronet Worldwide Inc *	221,400		221,400
4,400		4,400	EverTrust Financial Group Inc	140,096		140,096
1,050		1,050	Exchange National Bancshares Inc	37,958		37,958
1,900		1,900	Farmers Capital Bank Corp	64,619		64,619
4,228		4,228	FBL Financial Group Inc ‘A’	109,082		109,082
2,900		2,900	Federal Agriculture Mortgage Corp ‘C’ *	92,684		92,684
32,600		32,600	FelCor Lodging Trust Inc *	361,208		361,208
700		700	FFLC Bancorp Inc	20,125		20,125
6,900	28,847	35,747	Fidelity Bankshares Inc	216,660	905,796	1,122,456
12,000		12,000	Financial Federal Corp *	366,600		366,600
6,700		6,700	Financial Industries Corp *	94,470		94,470
2,800		2,800	Financial Institutions Inc	79,044		79,044
6,300		6,300	First Albany Cos Inc	88,452		88,452
3,400		3,400	First Bancorp NC	106,794		106,794
4,300		4,300	First Busey Corp	116,100		116,100
14,800		14,800	First Charter Corp	289,340		289,340
3,600		3,600	First Citizens Banc Corp	102,240		102,240
3,600		3,600	First Citizens BancShares Inc ‘A’	437,508		437,508
35,244		35,244	First Commonwealth Financial Corp	502,579		502,579
10,000	9,000	19,000	First Community Bancorp CA	361,400	325,260	686,660
4,248		4,248	First Community Banshares Inc VA	140,864		140,864
2,600		2,600	First Defiance Financial Corp	69,290		69,290
4,900		4,900	First Essex Bancorp Inc	284,886		284,886
8,900		8,900	First Federal Capital Corp	200,428		200,428
500		500	First Federal Financial Corp of Kentucky	12,575		12,575
15,542		15,542	First Financial Bancorp	247,895		247,895
6,687		6,687	First Financial Bankshares Inc	278,848		278,848
7,000		7,000	First Financial Corp IN	210,070		210,070
8,000		8,000	First Financial Holdings Inc	250,080		250,080
5,450		5,450	First Indiana Corp	102,188		102,188
24,700		24,700	First Industrial Realty Trust Inc	833,625		833,625
700		700	First M & F Corp	26,530		26,530
8,906		8,906	First Merchants Corp	227,281		227,281
	137,500	137,500	First Midwest Bancorp Inc IL		4,456,375	4,456,375
4,000		4,000	First National Corp	120,040		120,040
51,651		51,651	First Niagara Financial Group Inc	770,116		770,116
1,500		1,500	First Oak Brook Bancshares Inc	45,015		45,015
4,100		4,100	First Place Financial Corp OH	80,073		80,073
9,300		9,300	First Republic Bank	332,940		332,940
11,800		11,800	First Sentinel Bancorp Inc	248,508		248,508
1,600		1,600	First South Bancorp Inc VA	58,400		58,400
6,100		6,100	First State Bancorp	211,975		211,975
1,500		1,500	First United Corp	36,555		36,555
4,935		4,935	Firstbank Corp MI	153,775		153,775
13,204		13,204	FirstFed America Bancorp	343,700		343,700
10,100		10,100	FirstFed Financial Corp *	439,350		439,350

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

700		700	Flag Financial Corp	$9,030		$9,030
16,900		16,900	Flagstar Bancorp Inc	361,998		361,998
5,300		5,300	FloridaFirst Bancorp Inc	175,430		175,430
11,625		11,625	Flushing Financial Corp	212,505		212,505
500		500	FMS Financial Corp	9,000		9,000
4,100		4,100	FNB Corp NC	86,838		86,838
3,000		3,000	FNB Corp VA	89,100		89,100
5,100		5,100	Foothill Independent Bancorp	120,666		120,666
	15,000	15,000	Franklin Bank Corp TX *		$285,000	285,000
500		500	Franklin Financial Corp TN	15,360		15,360
38,200		38,200	Fremont General Corp	645,962		645,962
7,400		7,400	Frontier Financial Corp	245,384		245,384
3,700		3,700	GA Financial Inc	128,501		128,501
5,000		5,000	Gabelli Asset Management Inc ‘A’	199,000		199,000
20,800		20,800	Gables Residential Trust	722,592		722,592
26,700		26,700	GATX Corp	747,066		747,066
700		700	GB&T Bancshares Inc	16,541		16,541
3,109		3,109	German American Bancorp	54,408		54,408
8,100		8,100	Getty Realty Corp	211,815		211,815
8,700		8,700	Glacier Bancorp Inc	281,880		281,880
9,800		9,800	Gladstone Capital Corp	219,030		219,030
16,000		16,000	Glenborough Realty Trust Inc	319,200		319,200
20,600		20,600	Glimcher Realty Trust Inc	461,028		461,028
25,100		25,100	Gold Banc Corp Inc	352,906		352,906
3,850		3,850	Great American Financial Resources Inc	62,447		62,447
14,500		14,500	Great Lakes REIT Inc	227,650		227,650
2,700		2,700	Great Southern Bancorp Inc	125,199		125,199
37,000	73,900	110,900	Greater Bay Bancorp	1,053,760	2,104,672	3,158,432
307		307	Greater Community Bancorp	5,210		5,210
1,900		1,900	Greene County Bancshares Inc	44,232		44,232
10,500		10,500	Hancock Holding Co	572,985		572,985
2,600		2,600	Hanmi Financial Corp	51,402		51,402
12,200	32,000	44,200	Harbor Florida Bancshares Inc	362,462	950,720	1,313,182
23,100		23,100	Harleysville Group Inc	459,459		459,459
13,868		13,868	Harleysville National Corp	417,427		417,427
4,800		4,800	Hawthorne Financial Corp *	134,304		134,304
36,700		36,700	Health Care REIT Inc	1,321,200		1,321,200
11,200		11,200	HealthExtras Inc *	150,080		150,080
5,850		5,850	Heartland Financial USA Inc	108,810		108,810
10,600		10,600	Heritage Commerce Corp *	129,850		129,850
1,100		1,100	Heritage Financial Corp	24,068		24,068
9,100		9,100	Heritage Property Investment Trust	258,895		258,895
39,340		39,340	Highwoods Properties Inc	999,236		999,236
19,300		19,300	Hilb Rogal & Hamilton Co	618,951		618,951
17,700		17,700	Home Properties of NY Inc	714,903		714,903
57,200		57,200	Homestore Inc *	270,556		270,556
26,300		26,300	Horace Mann Educators Corp	367,411		367,411
8,100		8,100	Horizon Financial Corp	141,831		141,831
7,300		7,300	Hudson River Bancorp	284,919		284,919
12,100		12,100	Humboldt Bancorp	211,992		211,992
12,600		12,600	Hypercom Corp *	59,976		59,976
5,800		5,800	IBERIABANK Corp	342,200		342,200
500		500	IBT Bancorp Inc PA	29,615		29,615
32,400		32,400	IMPAC Mortgage Holdings Inc	590,004		590,004
1,700		1,700	Independence Holding Co	40,664		40,664
8,800		8,800	Independent Bank Corp MA	253,616		253,616
12,051		12,051	Independent Bank Corp MI	341,766		341,766
	267,000	267,000	IndyMac Bancorp Inc		7,953,930	7,953,930
9,200		9,200	Infinity Property & Casualty Corp	304,060		304,060
14,000		14,000	Innkeepers USA Trust	117,180		117,180
8,000		8,000	Integra Bank Corp	175,815		175,815
18,400		18,400	Intelidata Technologies Corp *	30,360		30,360
11,900		11,900	InterCept Inc *	134,351		134,351
5,050		5,050	Interchange Financial Services Corp NJ	127,765		127,765
29,400		29,400	Investment Technology Group Inc *	474,810		474,810
16,300		16,300	Investors Real Estate Trust	161,370		161,370

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

3,800		3,800	iPayment Inc *	$129,200		$129,200
11,500		11,500	Irwin Financial Corp	361,100		361,100
2,300		2,300	Itla Capital Corp *	115,230		115,230
21,400		21,400	John H. Harland Co	584,220		584,220
1,600		1,600	Kansas City Life Insurance Co	73,920		73,920
16,700		16,700	Keystone Property Trust	368,903		368,903
19,400		19,400	Kilroy Realty Corp	635,350		635,350
5,400		5,400	Klamath First Bancorp Inc	143,316		143,316
50,200		50,200	Knight Trading Group Inc *	734,928		734,928
16,700		16,700	Koger Equity Inc	349,531		349,531
8,800		8,800	Kramont Realty Trust	159,280		159,280
18,412		18,412	Kronos Inc MA *	729,299		729,299
62,900		62,900	La Quinta Corp *	403,189		403,189
5,798		5,798	Lakeland Bancorp Inc	93,117		93,117
2,700		2,700	Lakeland Financial Corp	95,364		95,364
13,600		13,600	LandAmerica Financial Group Inc	710,736		710,736
17,600		17,600	LaSalle Hotel Properties	326,480		326,480
24,200		24,200	Lexington Corporate Properties Trust	488,598		488,598
3,200		3,200	LNB Bancorp Inc	64,960		64,960
13,150		13,150	Local Financial Corp *	274,046		274,046
4,400		4,400	LSB Bancshares Inc	76,560		76,560
6,900		6,900	LTC Properties Inc	101,706		101,706
	40,000	40,000	Luminent Mortgage Capital Inc		$564,000	564,000
4,305		4,305	Macatawa Bank Corp	121,875		121,875
20,461		20,461	MAF Bancorp Inc	857,316		857,316
5,400		5,400	Main Street Banks Inc	143,100		143,100
3,224		3,224	MainSource Financial Group Inc	98,865		98,865
11,300		11,300	Manufactured Home Communities Inc	425,445		425,445
3,600		3,600	MASSBANK Corp	153,360		153,360
	75,000	75,000	Max Re Capital Ltd (Bermuda)		1,683,000	1,683,000
9,750		9,750	MB Financial Inc	354,900		354,900
5,954		5,954	MBT Financial Corp	98,301		98,301
16,200		16,200	MCG Capital Corp	315,900		315,900
6,400		6,400	McGrath RentCorp	174,400		174,400
16,200	160,000	176,200	Medallion Financial Corp	153,738	1,518,400	1,672,138
6,100		6,100	Mercantile Bank Corp	222,650		222,650
1		1	Mercantile Bankshares Corp	46		46
3,600		3,600	Merchants Bancshares Inc	109,980		109,980
27,000	343,400	370,400	MeriStar Hospitality Corp *	175,770	2,235,534	2,411,304
24,300		24,300	Metris Cos Inc *	107,892		107,892
34,300	238,000	272,300	MFA Mortgage Investments Inc	334,425	2,320,500	2,654,925
13,300		13,300	Mid-America Apartment Communities Inc	446,614		446,614
18,900		18,900	Mid-State Bancshares	480,816		480,816
7,500		7,500	Midwest Banc Holdings Inc	166,875		166,875
4,500		4,500	Mission West Properties Inc	58,275		58,275
4,100		4,100	MutualFirst Financial Inc	103,894		103,894
7,600		7,600	Nara Bancorp Inc	207,480		207,480
400		400	NASB Financial Inc	16,764		16,764
900		900	National Bankshares Inc VA	44,433		44,433
	41,500	41,500	National Financial Partners Corp		1,143,325	1,143,325
18,100		18,100	National Health Investors Inc	450,328		450,328
3,200		3,200	National Health Realty Inc	63,040		63,040
12,639		12,639	National Penn Bancshares Inc	405,965		405,965
1,900		1,900	National Processing Inc *	44,745		44,745
1,100		1,100	National Western Life Insurance ‘A’ *	170,335		170,335
42,700		42,700	Nationwide Health Properties Inc	834,785		834,785
6,000		6,000	Navigators Group Inc *	185,220		185,220
3,441		3,441	NBC Capital Corp	91,771		91,771
16,695		16,695	NBT Bancorp Inc	357,941		357,941
9,300		9,300	NCO Group Inc *	211,761		211,761
21,500		21,500	NDCHealth Corp	550,830		550,830
34,300		34,300	NetBank Inc	457,905		457,905
20,650		20,650	New Century Financial Corp	819,186		819,186
12,700		12,700	Newcastle Investment Corp	344,170		344,170
200		200	Northern States Financial Corp	5,782		5,782
3,300		3,300	Northwest Bancorp Inc	70,488		70,488

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

15,000		15,000	NovaStar Financial Inc	$644,400		$644,400
2,400		2,400	NYMAGIC Inc	65,808		65,808
3,200		3,200	Oak Hill Financial Inc	98,592		98,592
5,555		5,555	OceanFirst Financial Corp	150,874		150,874
13,500		13,500	Ocwen Financial Corp *	119,610		119,610
40,700		40,700	Ohio Casualty Corp *	706,552		706,552
3,633		3,633	Old Second Bancorp Inc	179,834		179,834
4,000		4,000	Omega Financial Corp	153,960		153,960
3,500		3,500	Omega Healthcare Investors Inc	32,655		32,655
5,830		5,830	Oriental Financial Group Inc	149,831		149,831
800		800	PAB Bankshares Inc	12,432		12,432
24,766		24,766	Pacific Capital Bancorp	911,884		911,884
3,800		3,800	Pacific Union Bank	97,014		97,014
	43,900	43,900	Pan Pacific Retail Properties Inc		$2,091,835	2,091,835
2,200		2,200	Parkvale Financial Corp	59,070		59,070
4,900		4,900	Parkway Properties Inc MD	203,840		203,840
1,400		1,400	Partners Trust Financial Group Inc	47,600		47,600
5,600		5,600	Patriot Bank Corp	160,216		160,216
3,520		3,520	Peapack-Gladstone Financial Corp	109,120		109,120
8,200		8,200	Penn-America Group Inc	108,814		108,814
3,394		3,394	PennFed Financial Services Inc	113,699		113,699
3,969		3,969	PennRock Financial Services Corp	123,357		123,357
2,640		2,640	Penns Woods Bancorp Inc	123,288		123,288
22,742		22,742	Pennsylvania REIT	825,535		825,535
4,095		4,095	Peoples Bancorp Inc OH	120,843		120,843
7,980		7,980	PFF Bancorp Inc	289,514		289,514
10,400	43,400	53,800	Philadelphia Consolidated Holding Corp *	507,832	2,119,222	2,627,054
5,300		5,300	PICO Holdings Inc *	83,051		83,051
26,900		26,900	PMA Capital Corp ‘A’	137,728		137,728
17,620		17,620	Portal Software Inc *	118,583		118,583
10,100		10,100	Portfolio Recovery Associates Inc *	268,155		268,155
23,400		23,400	Post Properties Inc	653,328		653,328
20,000		20,000	Prentiss Properties Trust	659,800		659,800
12,900		12,900	Presidential Life Corp	169,764		169,764
35,050		35,050	PRG-Schultz International Inc *	171,745		171,745
10,600		10,600	Price Legacy Corp *	40,386		40,386
5,350		5,350	PrivateBancorp Inc	243,532		243,532
16,050		16,050	ProAssurance Corp *	516,008		516,008
10,000		10,000	Prosperity Bancshares Inc	225,200		225,200
1,700		1,700	Provident Bancorp Inc	79,900		79,900
17,495	113,770	131,265	Provident Bankshares Corp	515,053	3,349,389	3,864,442
3,800		3,800	Provident Financial Holdings Inc	137,826		137,826
30,300		30,300	Provident Financial Services Inc	572,670		572,670
6,200		6,200	PS Business Parks Inc	255,812		255,812
4,275		4,275	Quaker City Bancorp Inc	199,001		199,001
14,600		14,600	R&G Financial Corp ‘B’	581,080		581,080
15,800		15,800	RAIT Investment Trust	404,480		404,480
9,868		9,868	Ramco-Gershenson Properties Trust	279,264		279,264
30,900		30,900	Reckson Associates Realty Corp	750,870		750,870
8,600		8,600	Redwood Trust Inc	437,310		437,310
5,000		5,000	Republic Bancorp Inc KY ‘A’	97,700		97,700
42,411		42,411	Republic Bancorp Inc MI	572,122		572,122
8,000		8,000	Republic Bancshares Inc	251,760		251,760
4,050		4,050	Resource Bankshares Corp VA	127,696		127,696
15,200		15,200	Rewards Network Inc *	162,032		162,032
12,400		12,400	Riggs National Corp Washington DC	204,972		204,972
10,400		10,400	RLI Corp	389,584		389,584
2,438		2,438	Royal Bancshares of Pennsylvania ‘A’	62,169		62,169
20,400		20,400	S&T Bancorp Inc	609,960		609,960
51,718		51,718	S1 Corp *	416,330		416,330
2,300		2,300	Safety Insurance Group Inc	39,353		39,353
	110,000	110,000	San Juan Basin Royalty Trust		2,385,900	2,385,900
11,800		11,800	Sanders Morris Harris Group Inc	146,320		146,320
11,950		11,950	Sandy Spring Bancorp Inc	446,930		446,930
1,969		1,969	Santander BanCorp	47,945		47,945
5,500		5,500	Saul Centers Inc	157,685		157,685

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

21,900		21,900	Saxon Capital Inc *	$458,805		$458,805
9,710		9,710	Seacoast Banking Corp of Florida	168,566		168,566
20,000		20,000	Seacoast Financial Services Corp	548,200		548,200
6,600		6,600	Second Bancorp Inc	174,240		174,240
1,200		1,200	Security Bank Corp	37,800		37,800
19,900		19,900	Selective Insurance Group	643,964		643,964
26,400		26,400	Senior Housing Properties Trust	454,872		454,872
1,600		1,600	Shore Bancshares Inc	60,944		60,944
200		200	Sierra Bancorp	3,136		3,136
21,300		21,300	Silicon Valley Bancshares *	768,291		768,291
6,800		6,800	Simmons First National Corp ‘A’	189,720		189,720
11,700		11,700	Sizeler Property Investors Inc	125,307		125,307
16,600	149,400	166,000	SL Green Realty Corp	681,430	$6,132,870	6,814,300
26,600		26,600	Sotheby’s Holdings Inc ‘A’ *	363,356		363,356
4,000		4,000	Sound Federal Bancorp Inc	62,360		62,360
13,220		13,220	SoundView Technology Group Inc *	204,778		204,778
5,170		5,170	Southern Financial Bancorp Inc	222,672		222,672
6,720		6,720	Southside Bancshares Inc	124,320		124,320
9,200		9,200	Southwest Bancorp Inc OK	164,496		164,496
20,600		20,600	Southwest Bancorp of Texas Inc	800,310		800,310
6,800		6,800	Sovran Self Storage Inc	252,620		252,620
5,600		5,600	State Auto Financial Corp	130,984		130,984
3,295		3,295	State Bancorp Inc	79,937		79,937
4,400		4,400	State Financial Services Corp ‘A’	116,864		116,864
33,600		33,600	Staten Island Bancorp Inc	756,000		756,000
10,295		10,295	Sterling Bancorp NY	293,408		293,408
32,150	4,800	36,950	Sterling Bancshares Inc TX	428,560	63,984	492,544
8,825		8,825	Sterling Financial Corp PA	244,894		244,894
10,470		10,470	Sterling Financial Corp WA *	358,388		358,388
13,000		13,000	Stewart Information Services Corp	527,150		527,150
5,700		5,700	Suffolk Bancorp	196,821		196,821
4,400		4,400	Summit Bancshares Inc TX	122,584		122,584
11,900		11,900	Summit Properties Inc	285,838		285,838
5,375		5,375	Sun Bancorp Inc NJ *	141,900		141,900
2,800		2,800	Sun Bancorp Inc PA	53,088		53,088
10,900		10,900	Sun Communities Inc	421,830		421,830
29,000		29,000	Susquehanna Bancshares Inc	725,290		725,290
7,330		7,330	SWS Group Inc	130,474		130,474
5,400		5,400	SY Bancorp Inc	111,024		111,024
6,800		6,800	Tanger Factory Outlet Centers Inc	276,760		276,760
33,300		33,300	Taubman Centers Inc	685,980		685,980
100		100	Taylor Capital Group Inc	2,663		2,663
17,399		17,399	Texas Regional Bancshares Inc ‘A’	643,763		643,763
600		600	The Enstar Group Inc *	28,231		28,231
	173,500	173,500	The First American Corp		5,165,095	5,165,095
1,100		1,100	The First of Long Island Corp	47,300		47,300
2,200		2,200	The Midland Co	51,964		51,964
4,146		4,146	The Peoples Holdings Co	136,818		136,818
67,400		67,400	The Phoenix Cos Inc	811,496		811,496
38,087	7,000	45,087	The South Financial Group Inc	1,061,104	195,020	1,256,124
6,700		6,700	The Town & Country Trust	169,845		169,845
9,600		9,600	The Trust Co of New Jersey	380,928		380,928
2,000		2,000	TheStreet.com Inc *	8,240		8,240
17,700		17,700	TierOne Corp *	406,392		406,392
4,290		4,290	Tompkins Trustco Inc	197,554		197,554
11,100		11,100	TradeStation Group Inc *	98,346		98,346
5,600		5,600	Triad Guaranty Inc *	281,960		281,960
4,800		4,800	Trico Bancshares	151,488		151,488
5,300		5,300	Troy Financial Corp	185,500		185,500
54,508		54,508	TrustCo Bank Corp NY	716,780		716,780
19,300		19,300	U.S. Restaurants Properties Inc	328,872		328,872
30,000		30,000	UCBH Holdings Inc	1,169,100		1,169,100
29,500		29,500	UICI *	391,760		391,760
12,141		12,141	UMB Financial Corp	577,183		577,183
22,738	143,300	166,038	Umpqua Holdings Corp	472,723	2,979,207	3,451,930

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

4,000		4,000	Union Bankshares Corp	$122,000		$122,000
9,000		9,000	United Community Banks Inc GA	296,100		296,100
27,300		27,300	United Community Financial Corp OH	311,493		311,493
3,000		3,000	United Fire & Casualty Co	121,080		121,080
600		600	United Mobile Homes Inc	10,206		10,206
14,368		14,368	United National Bancorp NJ	513,369		513,369
4,500		4,500	United PanAm Financial Corp *	75,195		75,195
32,700		32,700	United Rentals Inc *	629,802		629,802
2,200		2,200	United Security Bancshares Inc AL	63,690		63,690
200		200	United Security Bancshares Inc CA	5,456		5,456
22,200		22,200	Universal American Financial Corp *	220,002		220,002
4,700		4,700	Universal Health Realty Income Trust	141,470		141,470
18,507		18,507	Unizan Financial Corp	374,767		374,767
7,900		7,900	Urstadt Biddle Properties Inc ‘A’	111,785		111,785
5,642		5,642	USB Holding Co Inc	109,398		109,398
8,800		8,800	USI Holdings Corp *	114,840		114,840
300		300	Value Line Inc	14,970		14,970
46,400		46,400	Ventas Inc	1,020,800		1,020,800
500		500	Virginia Commerce Bancorp Inc *	16,015		16,015
3,743		3,743	Virginia Financial Group Inc	132,951		132,951
39,780		39,780	W Holding Co Inc	740,306		740,306
	201,975	201,975	W.R. Berkley Corp		$7,059,026	7,059,026
3,400		3,400	Warwick Community Bancorp Inc	116,960		116,960
22,300		22,300	Washington REIT	651,160		651,160
6,200		6,200	Washington Trust Bancorp Inc	162,440		162,440
5,355		5,355	Wayne Bancorp Inc OH	144,210		144,210
23,255		23,255	Waypoint Financial Corp	504,401		504,401
10,100		10,100	WesBanco Inc	279,669		279,669
6,200		6,200	West Bancorp Inc	107,260		107,260
10,400		10,400	West Coast Bancorp OR	221,936		221,936
6,406		6,406	Westcorp Inc	234,139		234,139
4,245		4,245	Western Sierra Bancorp *	199,515		199,515
2,200		2,200	Westfield Financial Inc	52,272		52,272
6,137		6,137	WFS Financial Inc *	260,577		260,577
9,500		9,500	Willow Grove Bancorp Inc	168,721		168,721
15,900		15,900	Winston Hotels Inc	162,181		162,181
14,000		14,000	Wintrust Financial Corp	631,401		631,401
11,400		11,400	World Acceptance Corp *	226,975		226,975
4,500		4,500	WSFS Financial Corp	201,826		201,826
1,800		1,800	Yadkin Valley Bank & Trust Co	30,781		30,781
7,200		7,200	Yardville National Bancorp	185,329		185,329
6,900		6,900	Zenith National Insurance Corp	224,596		224,596

				128,291,860	106,527,865	234,819,725

			Health Care - 10.14%

9,800		9,800	aaiPharma Inc *	246,176		246,176
55,800		55,800	Abgenix Inc *	695,268		695,268
12,900		12,900	Able Laboratories Inc *	233,103		233,103
30,500		30,500	Accredo Health Inc *	964,105		964,105
7,300	189,100	196,400	ACLARA BioSciences Inc *	26,645	690,215	716,860
23,100		23,100	Adolor Corp *	462,462		462,462
17,200		17,200	Advanced Medical Optics Inc *	337,980		337,980
13,750		13,750	Advanced Neuromodulation Systems Inc *	632,225		632,225
18,900		18,900	Aksys Ltd *	166,887		166,887
10,200		10,200	Alaris Medical Systems Inc *	155,142		155,142
22,800		22,800	Albany Molecular Research Inc *	342,456		342,456
11,400		11,400	Alexion Pharmaceuticals Inc *	194,028		194,028
32,400		32,400	Align Technology Inc *	535,248		535,248
42,200		42,200	Alkermes Inc *	569,700		569,700
4,100		4,100	Alliance Imaging Inc *	15,170		15,170
22,700		22,700	Allscripts Healthcare Solutions Inc *	120,764		120,764
23,300		23,300	Alpharma Inc ‘A’	468,330		468,330
37,300		37,300	Alteon Inc *	58,561		58,561
19,500		19,500	American Healthways Inc *	465,465		465,465
4,500		4,500	American Medical Security Group Inc *	100,890		100,890
14,100		14,100	American Medical Systems Holdings Inc *	307,380		307,380

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

	52,050	52,050	American Pharmaceutical Partners Inc *		$1,748,880	$1,748,880
16,000		16,000	AMERIGROUP Corp *	$682,400		682,400
13,200		13,200	AmSurg Corp *	500,148		500,148
	261,100	261,100	Amylin Pharmaceuticals Inc *		5,801,642	5,801,642
13,900	8,100	22,000	Antigenics Inc *	157,348	91,692	249,040
14,600		14,600	Aphton Corp *	87,600		87,600
45,599		45,599	Applera Corp-Celera Genomics Group *	634,282		634,282
9,800		9,800	Arena Pharmaceuticals Inc *	60,760		60,760
23,800		23,800	Ariad Pharmaceuticals Inc *	177,310		177,310
11,600		11,600	Arrow International Inc	289,768		289,768
12,200		12,200	ArthroCare Corp *	298,900		298,900
1,900		1,900	Aspect Medical Systems Inc *	21,679		21,679
26,700	296,600	323,300	AtheroGenics Inc *	399,165	4,434,170	4,833,335
15,600		15,600	Atrix Labs Inc *	375,024		375,024
57,800		57,800	Avant Immunotherapeutics Inc *	158,372		158,372
14,100		14,100	AVI BioPharma Inc *	57,387		57,387
5,600		5,600	Bentley Pharmaceuticals Inc *	74,480		74,480
52,800		52,800	Beverly Enterprises Inc *	453,552		453,552
13,300		13,300	Biolase Technology Inc *	220,780		220,780
40,900		40,900	BioMarin Pharmaceuticals Inc *	317,752		317,752
23,100		23,100	Biopure Corp *	54,978		54,978
1,400		1,400	BioReliance Corp *	66,948		66,948
8,500		8,500	Biosite Inc *	246,075		246,075
3,092		3,092	Bone Care International Inc *	39,392		39,392
6,100		6,100	Bradley Pharmaceuticals Inc *	155,123		155,123
8,800		8,800	Bruker BioSciences Corp *	40,040		40,040
6,300		6,300	Candela Corp *	114,534		114,534
1,400		1,400	Cantel Medical Corp *	22,666		22,666
39,800		39,800	Cardiac Science Inc *	158,802		158,802
26,500		26,500	CardioDynamics International Corp *	158,205		158,205
17,900		17,900	Cell Genesys Inc *	231,626		231,626
16,200		16,200	Cell Therapeutics Inc *	140,940		140,940
13,850		13,850	Centene Corp *	387,938		387,938
19,200		19,200	Cepheid Inc *	183,936		183,936
17,400		17,400	Cerner Corp *	658,590		658,590
10,300		10,300	Cerus Corp *	46,762		46,762
10,800		10,800	Chattem Inc *	193,320		193,320
5,000		5,000	Cholestech Corp *	38,150		38,150
	435,500	435,500	ChromaVision Medical Systems Inc *		1,389,245	1,389,245
9,000		9,000	Chronimed Inc *	76,320		76,320
9,800		9,800	Cima Labs Inc *	319,676		319,676
15,200		15,200	Ciphergen Biosystems Inc *	170,848		170,848
5,100		5,100	Closure Medical Corp *	173,043		173,043
6,500		6,500	Collagenex Pharmaceuticals Inc *	72,865		72,865
18,100		18,100	Columbia Laboratories Inc *	114,030		114,030
5,600		5,600	Computer Programs & Systems Inc	112,672		112,672
14,800	128,400	143,200	Conceptus Inc *	157,176	1,363,608	1,520,784
22,250		22,250	CONMED Corp *	529,550		529,550
22,000		22,000	Connetics Corp *	399,520		399,520
19,300		19,300	Cooper Cos Inc	909,609		909,609
37,510		37,510	Corixa Corp *	226,560		226,560
2,300		2,300	CorVel Corp *	86,480		86,480
39,000		39,000	Covance Inc *	1,045,200		1,045,200
10,350		10,350	CryoLife Inc *	59,823		59,823
16,700	398,200	414,900	CTI Molecular Imaging Inc *	282,397	6,733,562	7,015,959
31,200		31,200	Cubist Pharmaceuticals Inc *	379,392		379,392
19,000		19,000	CuraGen Corp *	139,270		139,270
7,200		7,200	Curative Health Services Inc *	99,360		99,360
21,400		21,400	CV Therapeutics Inc *	313,724		313,724
14,500		14,500	Cyberonics Inc *	464,145		464,145
72,000		72,000	Cytyc Corp *	990,720		990,720
6,500		6,500	D&K Healthcare Resources Inc	88,140		88,140
29,500		29,500	Dade Behring Holdings Inc *	1,054,330		1,054,330
6,900		6,900	Datascope Corp	247,365		247,365
37,600		37,600	Decode Genetics Inc * (Iceland)	307,944		307,944
6,500		6,500	Dendreon Corp *	52,390		52,390

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

12,200		12,200	Diagnostic Products Corp	$560,102		$560,102
8,100		8,100	Digene Corp *	324,810		324,810
18,300		18,300	Discovery Laboratories Inc *	191,967		191,967
10,100	84,400	94,500	Diversa Corp *	93,425	$780,700	874,125
1,000		1,000	DJ Orthopedics Inc *	26,800		26,800
7,300		7,300	Dov Pharmaceutical Inc *	98,331		98,331
28,400		28,400	Durect Corp *	73,272		73,272
11,000		11,000	DVI Inc *	440		440
4,800		4,800	Dynacq Healthcare Inc *	36,864		36,864
22,500		22,500	Eclipsys Corp *	261,900		261,900
35,100		35,100	Encysive Pharmaceuticals Inc *	314,145		314,145
11,602		11,602	Enzo Biochem Inc *	207,792		207,792
33,800		33,800	Enzon Pharmaceuticals Inc *	405,600		405,600
9,300		9,300	Epix Medical Inc *	151,404		151,404
19,350		19,350	eResearch Technology Inc *	491,877		491,877
24,500		24,500	Esperion Therapeutics Inc *	847,945		847,945
14,700		14,700	Exact Sciences Corp *	148,764		148,764
4,600		4,600	Exactech Inc *	67,850		67,850
25,100		25,100	Exelixis Inc *	177,708		177,708
10,500		10,500	First Horizon Pharmaceutical Corp *	117,600		117,600
16,200		16,200	Gene Logic Inc *	84,078		84,078
2,500		2,500	Genencor International Inc *	39,375		39,375
9,100		9,100	Genesis HealthCare Corp *	207,298		207,298
30,500		30,500	Gen-Probe Inc *	1,112,335		1,112,335
25,600		25,600	Genta Inc *	266,496		266,496
19,200		19,200	Gentiva Health Services Inc *	242,688		242,688
25,800		25,800	Geron Corp *	257,226		257,226
4,600		4,600	GTC Biotherapeutics Inc *	14,674		14,674
16,400		16,400	Guilford Pharmaceuticals Inc *	111,192		111,192
10,100		10,100	Haemonetics Corp MA *	241,289		241,289
9,700		9,700	Hanger Orthopedic Group Inc *	151,029		151,029
8,510		8,510	Healthcare Services Group Inc	164,158		164,158
3,700		3,700	Hi-Tech Pharmacal Co Inc *	86,950		86,950
9,500		9,500	Hollis-Eden Pharmaceuticals Inc *	104,595		104,595
13,500		13,500	Hologic Inc *	233,955		233,955
25,600		25,600	Hooper Holmes Inc	158,208		158,208
7,300		7,300	ICU Medical Inc *	250,244		250,244
14,100		14,100	IDX Systems Corp *	378,162		378,162
11,100		11,100	IGEN International Inc *	653,901		653,901
24,400	105,700	130,100	ILEX Oncology Inc *	518,500	2,246,125	2,764,625
	312,600	312,600	Illumina Inc *		2,203,830	2,203,830
13,725		13,725	Immucor Inc *	279,853		279,853
22,900		22,900	ImmunoGen Inc *	115,645		115,645
22,100		22,100	Immunomedics Inc *	100,776		100,776
4,500		4,500	IMPAC Medical Systems Inc *	115,020		115,020
16,100		16,100	Impax Laboratories Inc *	231,679		231,679
16,500		16,500	INAMED Corp *	792,990		792,990
56,300		56,300	Incyte Inc *	385,092		385,092
23,000		23,000	Indevus Pharmaceuticals Inc *	135,470		135,470
14,700		14,700	Inspire Pharmaceuticals Inc *	208,152		208,152
13,400		13,400	Integra LifeSciences Holdings Corp *	383,642		383,642
13,500		13,500	InterMune Inc *	312,660		312,660
12,600		12,600	Interpore International Inc *	163,800		163,800
18,200		18,200	Intuitive Surgical Inc *	311,038		311,038
16,200		16,200	Invacare Corp	653,994		653,994
17,600		17,600	Inveresk Research Group Inc *	435,248		435,248
5,200		5,200	Inverness Medical Innovations Inc *	113,256		113,256
24,300		24,300	Isis Pharmaceuticals Inc *	157,950		157,950
13,600		13,600	i-STAT Corp *	208,080		208,080
	29,700	29,700	Kendle International Inc *		188,298	188,298
5,500		5,500	Kensey Nash Corp *	127,875		127,875
8,700		8,700	Kindred Healthcare Inc *	452,226		452,226
7,000		7,000	KOS Pharmaceuticals Inc *	301,280		301,280
5,500		5,500	Kosan Biosciences Inc *	54,230		54,230
19,850		19,850	KV Pharmaceutical Co ‘A’ *	506,175		506,175
11,900		11,900	Kyphon Inc *	295,477		295,477

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

22,200		22,200	La Jolla Pharmaceutical Co *	$95,238		$95,238
5,400		5,400	LabOne Inc *	175,338		175,338
6,000		6,000	Landauer Inc	244,680		244,680
3,100		3,100	Lannett Co Inc *	52,111		52,111
10,500		10,500	Laserscope *	163,695		163,695
24,000	151,000	175,000	Lexicon Genetics Inc TX *	141,360	$889,390	1,030,750
27,000	125,400	152,400	LifePoint Hospitals Inc *	795,150	3,693,030	4,488,180
35,000		35,000	Ligand Pharmaceuticals Inc ‘B’ *	514,150		514,150
6,900		6,900	Luminex Corp *	64,722		64,722
13,600		13,600	Martek Biosciences Corp *	883,592		883,592
6,408		6,408	Matria Healthcare Inc *	135,401		135,401
11,000		11,000	Maxygen Inc *	116,930		116,930
44,900		44,900	Medarex Inc *	279,727		279,727
6,300		6,300	Medical Action Industries Inc *	117,873		117,873
26,400		26,400	Medicines Co *	777,744		777,744
4,016		4,016	MedQuist Inc *	64,497		64,497
29,500		29,500	Mentor Corp MN	709,770		709,770
9,600		9,600	Meridian Bioscience Inc	100,128		100,128
15,465		15,465	Merit Medical Systems Inc *	344,258		344,258
19,500		19,500	MGI Pharma Inc *	802,425		802,425
14,900		14,900	MIM Corp *	104,747		104,747
8,700		8,700	Molecular Devices Corp *	165,213		165,213
14,000		14,000	Myriad Genetics Inc *	180,040		180,040
31,800		31,800	Nabi Biopharmaceuticals *	404,178		404,178
2,800		2,800	National Healthcare Corp *	55,720		55,720
18,200		18,200	NeighborCare Inc *	359,450		359,450
33,700		33,700	Nektar Therapeutics *	458,657		458,657
11,727		11,727	Neopharm Inc *	214,839		214,839
10,700		10,700	Neose Technologies Inc *	98,440		98,440
12,500		12,500	Noven Pharmaceuticals Inc *	190,125		190,125
5,300		5,300	Novoste Corp *	25,387		25,387
18,400	36,900	55,300	NPS Pharmaceuticals Inc *	565,616	1,134,306	1,699,922
30,800		30,800	Nuvelo Inc *	106,876		106,876
9,700		9,700	Ocular Sciences Inc *	278,487		278,487
23,350		23,350	Odyssey HealthCare Inc *	683,221		683,221
6,500		6,500	Omnicell Inc *	105,300		105,300
21,600		21,600	Onyx Pharmaceuticals Inc *	609,768		609,768
11,150		11,150	Option Care Inc *	119,082		119,082
31,200		31,200	OraSure Technologies Inc *	248,352		248,352
29,800		29,800	Orthodontic Centers of America Inc *	239,890		239,890
26,400		26,400	Orthologic Corp *	161,832		161,832
24,500		24,500	OSI Pharmaceuticals Inc *	789,145		789,145
11,300		11,300	Osteotech Inc *	99,440		99,440
18,700		18,700	Owens & Minor Inc	409,717		409,717
22,800		22,800	Pain Therapeutics Inc *	158,460		158,460
15,000		15,000	Palatin Technologies Inc *	37,500		37,500
17,300		17,300	Parexel International Corp *	281,298		281,298
14,700		14,700	Pediatrix Medical Group Inc *	809,823		809,823
13,500		13,500	Penwest Pharmaceuticals Co *	233,280		233,280
89,000		89,000	Peregrine Pharmaceuticals Inc *	196,690		196,690
46,400		46,400	Perrigo Co	729,408		729,408
17,766		17,766	Per-Se Technologies Inc *	271,109		271,109
12,300		12,300	Pharmacopeia Inc *	174,783		174,783
9,400		9,400	PolyMedica Corp	247,314		247,314
7,600		7,600	Possis Medical Inc *	150,100		150,100
13,800		13,800	Pozen Inc *	140,760		140,760
31,300		31,300	Praecis Pharmaceuticals Inc *	201,572		201,572
25,300		25,300	Priority Healthcare Corp ‘B’ *	609,983		609,983
2,600		2,600	Progenics Pharmaceuticals Inc *	49,036		49,036
	250,800	250,800	Protein Design Labs Inc *		4,489,320	4,489,320
27,650		27,650	Province Healthcare Co *	442,400		442,400
49,800		49,800	PSS World Medical Inc *	601,086		601,086
2,600		2,600	Quality Systems Inc *	115,934		115,934
	242,000	242,000	Qiagen NV * (Netherlands)		2,894,320	2,894,320
9,800		9,800	Quidel Corp *	106,036		106,036
19,300		19,300	Regeneration Technologies Inc *	211,528		211,528

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

17,800		17,800	Regeneron Pharmaceuticals Inc *	$261,838		$261,838
10,300		10,300	RehabCare Group Inc *	218,978		218,978
13,900		13,900	Repligen Corp *	60,743		60,743
800		800	Retractable Technologies Inc *	4,816		4,816
9,300		9,300	Salix Pharmaceuticals Ltd *	210,831		210,831
47,000		47,000	Savient Pharmaceuticals Inc *	216,670		216,670
25,700		25,700	SciClone Pharmaceuticals Inc *	174,246		174,246
17,400		17,400	Seattle Genetics Inc WA *	149,292		149,292
30,200		30,200	Select Medical Corp	491,656		491,656
15,800		15,800	Serologicals Corp *	293,880		293,880
4,100		4,100	SFBC International Inc *	108,896		108,896
15,300		15,300	Sierra Health Services Inc *	419,985		419,985
1,771		1,771	Sirna Therapeutics Inc *	9,209		9,209
11,400		11,400	Sola International Inc *	214,320		214,320
10,100		10,100	SonoSite Inc *	216,544		216,544
3,100		3,100	Specialty Laboratories Inc *	52,049		52,049
12,300		12,300	STAAR Surgical Co *	138,498		138,498
13,400		13,400	Sunrise Senior Living Inc *	519,116		519,116
22,300		22,300	SuperGen Inc *	245,300		245,300
9,400		9,400	SurModics Inc *	224,660		224,660
23,232		23,232	Sybron Dental Specialties Inc *	652,819		652,819
8,400		8,400	Synovis Life Technologies Inc *	170,856		170,856
18,400	93,100	111,500	Tanox Inc *	273,240	$1,382,535	1,655,775
25,200		25,200	Techne Corp *	952,056		952,056
24,400		24,400	Telik Inc *	561,444		561,444
10,700		10,700	Theragenics Corp *	58,529		58,529
18,200		18,200	Therasense Inc *	369,460		369,460
8,000		8,000	Third Wave Technologies Inc *	36,400		36,400
33,687		33,687	Thoratec Corp *	438,268		438,268
19,400		19,400	Transkaryotic Therapies Inc *	302,834		302,834
8,800	116,400	125,200	Trimeris Inc *	184,624	2,442,072	2,626,696
11,500		11,500	TriPath Imaging Inc *	89,700		89,700
33,200		33,200	Tularik Inc *	536,180		536,180
45,300		45,300	U.S. Oncology Inc *	487,428		487,428
5,950		5,950	U.S. Physical Therapy Inc *	93,594		93,594
13,200		13,200	United Surgical Partners International Inc *	441,936		441,936
11,900		11,900	United Therapeutics Corp *	273,105		273,105
19,800		19,800	VCA Antech Inc *	613,404		613,404
6,000		6,000	Ventana Medical Systems Inc *	236,400		236,400
53,700		53,700	Vertex Pharmaceuticals Inc *	549,351		549,351
15,600		15,600	Viasys Healthcare Inc *	321,360		321,360
26,600	233,900	260,500	Vicuron Pharmaceuticals Inc *	496,090	4,362,235	4,858,325
7,900		7,900	VistaCare Inc ‘A’ *	277,685		277,685
22,200		22,200	Visx Inc *	513,930		513,930
6,100		6,100	Vital Images Inc *	108,824		108,824
4,300		4,300	Vital Signs Inc	140,610		140,610
27,900		27,900	VitalWorks Inc *	123,318		123,318
13,300		13,300	Vivus Inc *	50,408		50,408
6,200		6,200	West Pharmaceutical Services Inc	210,181		210,181
11,000	152,400	163,400	Wright Medical Group Inc *	334,841	4,639,056	4,973,897
700		700	Young Innovations Inc	25,201		25,201
6,100		6,100	ZOLL Medical Corp *	216,429		216,429
4,600		4,600	Zymogenetics Inc *	71,301		71,301

				74,055,567	53,598,231	127,653,798

			Integrated Oils - 0.02%

23,900		23,900	KCS Energy Inc *	252,145		252,145
600		600	PetroCorp Inc *	8,076		8,076

				260,221	-	260,221

			Materials & Processing - 8.68%

22,900		22,900	A. Schulman Inc	488,228		488,228
2,800		2,800	Aaon Inc *	54,348		54,348
7,200		7,200	Aceto Corp	183,888		183,888
25,100		25,100	Acuity Brands Inc	647,580		647,580
67,100		67,100	AK Steel Holding Corp *	342,210		342,210

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

15,728		15,728	Albany International Corp ‘A’	$533,179		$533,179
23,000		23,000	Albemarle Corp	689,310		689,310
1,500		1,500	Alico Inc	52,140		52,140
43,500		43,500	Allegheny Technologies Inc	575,070		575,070
15,700		15,700	AMCOL International Corp	318,710		318,710
3,500		3,500	Ameron International Corp	121,415		121,415
19,600		19,600	Apogee Enterprises Inc	222,460		222,460
	186,600	186,600	AptarGroup Inc		$7,277,400	7,277,400
9,200		9,200	Arch Chemicals Inc	236,072		236,072
10,600		10,600	Armor Holdings Inc *	278,886		278,886
2,300		2,300	Avatar Holdings Inc *	84,962		84,962
9,100		9,100	Barnes Group Inc	294,021		294,021
	99,495	99,495	Boise Cascade Corp		3,269,397	3,269,397
9,000		9,000	Brady Corp ‘A’	366,750		366,750
5,700		5,700	Brookfield Homes Corp	146,889		146,889
10,100		10,100	Brush Engineered Materials Inc *	154,631		154,631
9,500		9,500	Buckeye Technologies Inc *	95,475		95,475
10,500		10,500	Building Material Holding Corp	163,065		163,065
11,400		11,400	Cabot Microelectronics Corp *	558,600		558,600
17,700		17,700	Calgon Carbon Corp	109,917		109,917
12,900		12,900	Cambrex Corp	325,854		325,854
20,800		20,800	Caraustar Industries Inc *	287,040		287,040
13,600		13,600	Carpenter Technology Corp	402,152		402,152
3,300		3,300	Centex Construction Products Inc	198,891		198,891
11,000		11,000	Century Aluminum Co *	209,110		209,110
6,200		6,200	Ceradyne Inc *	211,172		211,172
7,200		7,200	Chesapeake Corp	190,656		190,656
4,300		4,300	CIRCOR International Inc	103,630		103,630
15,200		15,200	Clarcor Inc	670,320		670,320
6,400		6,400	Cleveland-Cliffs Inc *	326,080		326,080
146,000		146,000	Coeur d’Alene Mines Corp *	843,880		843,880
14,400		14,400	Commercial Metals Co	437,760		437,760
4,100		4,100	Consolidated-Tomoka Land Co FL	134,070		134,070
22,400	121,700	144,100	Corn Products International Inc	771,680	4,192,565	4,964,245
68,819		68,819	Crompton Corp	493,432		493,432
104,700		104,700	Crown Holdings Inc *	948,582		948,582
24,000		24,000	Delta & Pine Land Co	609,600		609,600
5,000		5,000	Deltic Timber Corp	152,000		152,000
4,600		4,600	DHB Industries Inc *	32,200		32,200
5,600		5,600	Drew Industries Inc *	155,680		155,680
30,300		30,300	Dycom Industries Inc *	812,646		812,646
10,950		10,950	ElkCorp	292,365		292,365
10,000		10,000	EMCOR Group Inc *	439,000		439,000
3,900		3,900	Encore Wire Corp *	69,069		69,069
6,900		6,900	Energy Conversion Devices Inc *	62,307		62,307
14,200		14,200	Ennis Business Forms Inc	217,260		217,260
4,900		4,900	Ethyl Corp *	107,163		107,163
26,800	288,200	315,000	Ferro Corp	729,228	7,841,922	8,571,150
16,500		16,500	Georgia Gulf Corp	476,520		476,520
4,300		4,300	Gibraltar Steel Corp	108,145		108,145
20,500	251,800	272,300	Glatfelter	255,225	3,134,910	3,390,135
60,800		60,800	GrafTech International Ltd *	820,800		820,800
21,750		21,750	Granite Construction Inc	510,908		510,908
27,100		27,100	Great Lakes Chemical Corp	736,849		736,849
6,400		6,400	Greif Inc ‘A’	227,264		227,264
18,570		18,570	Griffon Corp *	376,228		376,228
21,400		21,400	H.B. Fuller Co	636,436		636,436
81,100		81,100	Hecla Mining Co *	672,319		672,319
67,500		67,500	Hercules Inc *	823,500		823,500
10,800		10,800	Hexcel Corp *	80,028		80,028
14,200		14,200	Hughes Supply Inc	704,604		704,604
79,300		79,300	IMC Global Inc	787,449		787,449
15,500		15,500	Insituform Technologies Inc ‘A’ *	255,750		255,750
12,400		12,400	Integrated Electrical Services Inc *	114,700		114,700
22,700		22,700	Interface Inc ‘A’ *	125,531		125,531
16,200		16,200	Jones Lang LaSalle Inc *	335,826		335,826

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

20,200		20,200	Kaydon Corp	$521,968		$521,968
2,000		2,000	Kronos Worldwide Inc *	44,400		44,400
25,600		25,600	Lennox International Inc	427,520		427,520
17,100		17,100	Liquidmetal Technologies Inc *	48,564		48,564
13,500		13,500	Lone Star Technologies Inc *	215,730		215,730
26,600		26,600	Longview Fibre Co	328,510		328,510
66,300		66,300	Louisiana-Pacific Corp *	1,185,444		1,185,444
8,500		8,500	LSI Industries Inc	114,750		114,750
4,800		4,800	Lydall Inc *	48,912		48,912
	69,900	69,900	Lubrizol Corp		$2,273,148	2,273,148
16,200		16,200	MacDermid Inc	554,688		554,688
7,100		7,100	Material Sciences Corp *	71,781		71,781
25,800		25,800	Maverick Tube Corp *	496,650		496,650
6,093		6,093	Medis Technologies Ltd *	65,195		65,195
1,800		1,800	Mestek Inc *	34,668		34,668
	1,030,800	1,030,800	Methanex Corp (Canada)		11,575,884	11,575,884
48,800		48,800	Millennium Chemicals Inc	618,784		618,784
9,800		9,800	Minerals Technologies Inc	580,650		580,650
9,700		9,700	Mobile Mini Inc *	191,284		191,284
2,200		2,200	Modtech Holdings Inc *	18,502		18,502
25,700		25,700	Mueller Industries Inc *	883,052		883,052
9,981		9,981	Myers Industries Inc	120,970		120,970
13,400		13,400	NCI Building Systems Inc *	320,260		320,260
4,600		4,600	New England Business Service Inc	135,700		135,700
4,000		4,000	NL Industries Inc	46,800		46,800
8,900		8,900	NN Inc	112,051		112,051
200		200	Noland Co	8,300		8,300
5,200		5,200	NS Group Inc *	50,440		50,440
8,100		8,100	Octel Corp (United Kingdom)	159,489		159,489
39,748		39,748	Olin Corp	797,345		797,345
19,200		19,200	OM Group Inc *	502,848		502,848
17,100		17,100	Omnova Solutions Inc *	82,080		82,080
	144,600	144,600	Packaging Corp of America		3,160,956	3,160,956
3,300		3,300	Penn Engineering & Manufacturing Corp	62,799		62,799
5,200		5,200	Perini Corp *	47,580		47,580
54,700		54,700	PolyOne Corp *	349,533		349,533
15,500		15,500	Pope & Talbot Inc	272,955		272,955
19,500		19,500	Potlatch Corp	678,015		678,015
4,100		4,100	Quaker Chemical Corp	126,075		126,075
12,800		12,800	Quanex Corp	590,080		590,080
41,400		41,400	Quanta Services Inc *	302,220		302,220
1,700		1,700	Reading International Inc ‘A’ *	10,064		10,064
14,050		14,050	Reliance Steel & Aluminum Co	466,600		466,600
11,300		11,300	Rock-Tenn Co ‘A’	195,038		195,038
9,300		9,300	Rogers Corp *	410,316		410,316
13,900		13,900	Royal Gold Inc	290,927		290,927
6,600		6,600	RTI International Metals Inc *	111,342		111,342
7,822		7,822	Ryerson Tull Inc	89,562		89,562
6,400		6,400	Schnitzer Steel Industries Inc ‘A’	387,200		387,200
5,300		5,300	Silgan Holdings Inc *	225,727		225,727
7,700		7,700	Simpson Manufacturing Co Inc *	391,622		391,622
11,200		11,200	Spartech Corp	275,968		275,968
28,300		28,300	Steel Dynamics Inc *	664,767		664,767
2,700		2,700	Stepan Co	69,255		69,255
13,510		13,510	Stillwater Mining Co *	129,291		129,291
13,100		13,100	Symyx Technologies Inc *	269,205		269,205
400		400	Tarragon Realty Investors Inc *	6,604		6,604
2,350		2,350	Tejon Ranch Co *	96,373		96,373
14,400		14,400	Texas Industries Inc	532,800		532,800
	137,300	137,300	The Scotts Co ‘A’ *		8,122,668	8,122,668
37,500		37,500	The Shaw Group Inc *	510,750		510,750
7,000		7,000	The Standard Register Co	117,810		117,810
14,000	203,600	217,600	Trammell Crow Co *	185,500	2,697,700	2,883,200
14,500		14,500	Tredegar Corp	225,185		225,185
7,100		7,100	Trex Co Inc *	269,658		269,658
23,700		23,700	Unifi Inc *	152,865		152,865

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

11,100		11,100	Universal Forest Products Inc	$357,198		$357,198
8,300		8,300	URS Corp *	207,583		207,583
53,800		53,800	USEC Inc	451,920		451,920
27,300		27,300	USG Corp *	452,361		452,361
19,000		19,000	Valence Technology Inc *	73,150		73,150
14,659		14,659	Valhi Inc	219,299		219,299
5,700		5,700	Valmont Industries Inc	131,955		131,955
4,600		4,600	Virbac Corp + *	23,000		23,000
40,600		40,600	W.R. Grace & Co *	104,342		104,342
18,800		18,800	Washington Group International Inc *	638,636		638,636
13,900		13,900	Watsco Inc	315,947		315,947
19,200		19,200	Wausau-Mosinee Paper Corp	259,584		259,584
10,300		10,300	WCI Communities Inc *	212,283		212,283
11,500		11,500	WD-40 Co	406,640		406,640
28,200		28,200	Wellman Inc	287,922		287,922
11,400	185,900	197,300	Wilson Greatbatch Technologies Inc *	481,878	$7,857,993	8,339,871
24,900		24,900	York International Corp	916,320		916,320

				47,839,754	61,404,543	109,244,297

			Multi-Industry - 0.22%

21,400		21,400	FMC Corp *	730,382		730,382
28,500		28,500	GenCorp Inc	306,945		306,945
49,800		49,800	Jacuzzi Brands Inc *	353,082		353,082
16,600		16,600	Kaman Corp ‘A’	211,318		211,318
5,200		5,200	Raven Industries Inc	153,400		153,400
1,900		1,900	Sequa Corp ‘A’ *	93,100		93,100
22,600		22,600	Trinity Industries Inc	696,984		696,984
3,200		3,200	United Capital Corp	66,304		66,304
14,300		14,300	Walter Industries Inc	190,905		190,905

				2,802,420	-	2,802,420

			Producer Durables - 11.41%

13,100		13,100	A.O. Smith Corp	459,155		459,155
16,800	108,800	125,600	Actuant Corp ‘A’ *	608,160	3,938,560	4,546,720
11,200	227,500	238,700	Advanced Energy Industries Inc *	291,760	5,926,375	6,218,135
700		700	Alamo Group Inc	10,682		10,682
	155,000	155,000	American Tower Corp ‘A’ *		1,677,100	1,677,100
90,567		90,567	Andrew Corp *	1,042,426		1,042,426
11,800		11,800	Applied Films Corp *	389,636		389,636
14,200		14,200	Applied Industrial Technologies Inc	338,812		338,812
7,100		7,100	Applied Signal Technology Inc	163,371		163,371
41,800		41,800	Arris Group Inc *	302,632		302,632
22,000		22,000	Artesyn Technologies Inc *	187,440		187,440
10,500		10,500	Astec Industries Inc *	128,835		128,835
24,700		24,700	Asyst Technologies Inc *	428,545		428,545
20,400		20,400	ATMI Inc *	472,056		472,056
12,300		12,300	Audiovox Corp ‘A’ *	157,932		157,932
61,600		61,600	Axcelis Technologies Inc *	629,552		629,552
15,100		15,100	Baldor Electric Co	345,035		345,035
9,386	38,700	48,086	Beazer Homes USA Inc	916,637	3,779,442	4,696,079
11,700		11,700	Belden Inc	246,753		246,753
3,800		3,800	BHA Group Holdings Inc	95,570		95,570
15,400		15,400	Briggs & Stratton Corp	1,037,960		1,037,960
22,712		22,712	Brooks Automation Inc *	548,949		548,949
14,300		14,300	C&D Technologies Inc	274,131		274,131
34,450	170,000	204,450	Cable Design Technologies Corp *	309,706	1,528,300	1,838,006
7,100		7,100	Cascade Corp	158,330		158,330
25,200		25,200	C-COR.net Corp *	280,476		280,476
27,300		27,300	Champion Enterprises Inc *	191,100		191,100
21,300		21,300	Cognex Corp	601,512		601,512
14,200		14,200	Cohu Inc	271,930		271,930
	156,200	156,200	Columbus McKinnon Corp NY *		1,351,130	1,351,130
39,840	507,300	547,140	Credence Systems Corp *	524,294	6,676,068	7,200,362
17,800		17,800	CTS Corp	204,700		204,700
12,000		12,000	CUNO Inc *	540,360		540,360
	66,200	66,200	Cummins Inc		3,239,828	3,239,828

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

12,600		12,600	Curtiss-Wright Corp	$567,126		$567,126
21,100	228,600	249,700	Cymer Inc *	974,609	$10,559,034	11,533,643
18,600		18,600	Darling International Inc *	51,336		51,336
11,000		11,000	Dionex Corp *	506,220		506,220
3,400		3,400	Dominion Homes Inc *	103,122		103,122
	43,200	43,200	Donaldson Co Inc		2,555,712	2,555,712
3,500		3,500	Ducommun Inc *	78,225		78,225
8,400		8,400	Dupont Photomasks Inc *	202,776		202,776
500		500	Duratek Inc *	6,520		6,520
14,800	220,100	234,900	Electro Scientific Industries Inc *	352,240	5,238,380	5,590,620
	387,000	387,000	EMCORE Corp *		1,822,770	1,822,770
12,875		12,875	Engineered Support Systems Inc	708,897		708,897
18,700		18,700	EnPro Industries Inc *	260,865		260,865
31,700		31,700	Entegris Inc *	407,345		407,345
9,400		9,400	ESCO Technologies Inc *	410,310		410,310
9,900		9,900	Esterline Technologies Corp *	264,033		264,033
36,100		36,100	Federal Signal Corp	632,472		632,472
18,000	278,800	296,800	FEI Co *	405,000	6,273,000	6,678,000
28,700		28,700	Flowserve Corp *	599,256		599,256
3,000		3,000	Franklin Electric Co Inc	181,470		181,470
7,400	1,100	8,500	Gardner Denver Inc *	176,638	26,257	202,895
1,400		1,400	General Binding Corp *	25,200		25,200
17,300		17,300	General Cable Corp *	140,995		140,995
9,200		9,200	Genlyte Group Inc *	537,096		537,096
5,500		5,500	Gundle/SLT Environmental Inc *	114,180		114,180
19,800		19,800	Headwaters Inc *	388,476		388,476
6,800		6,800	Heico Corp	123,760		123,760
19,500	117,700	137,200	Helix Technology Corp	401,310	2,422,266	2,823,576
20,200		20,200	IDEX Corp	840,118		840,118
8,100		8,100	Imagistics International Inc *	303,750		303,750
14,100		14,100	Ionics Inc *	449,085		449,085
13,700		13,700	Itron Inc *	251,532		251,532
25,800		25,800	JLG Industries Inc	392,934		392,934
36,535		36,535	Joy Global Inc	955,390		955,390
5,020		5,020	Kadant Inc *	108,683		108,683
4,800		4,800	Keithley Instruments Inc	87,840		87,840
20,800		20,800	Kennametal Inc	826,800		826,800
14,000		14,000	Kimball International Inc ‘B’	217,700		217,700
35,500	417,400	452,900	Kulicke & Soffa Industries Inc *	510,490	6,002,212	6,512,702
19,100		19,100	Lincoln Electric Holdings Inc	472,534		472,534
10,900		10,900	Lindsay Manufacturing Co	275,225		275,225
11,000		11,000	Littelfuse Inc *	317,020		317,020
31,000	576,300	607,300	LTX Corp *	465,930	8,661,789	9,127,719
8,500		8,500	M/I Schottenstein Homes Inc	331,925		331,925
20,150		20,150	Manitowoc Co Inc	628,680		628,680
8,400		8,400	MasTec Inc *	124,404		124,404
17,400		17,400	Mattson Technology Inc *	212,628		212,628
5,200		5,200	Meritage Corp *	344,812		344,812
4,800		4,800	Metrologic Instruments Inc *	129,600		129,600
35,300		35,300	Milacron Inc	147,201		147,201
3,153		3,153	Mine Safety Appliances Co	250,695		250,695
19,400	78,300	97,700	MKS Instruments Inc *	562,600	2,270,700	2,833,300
7,950	30,600	38,550	Moog Inc ‘A’ *	392,730	1,511,640	1,904,370
5,200		5,200	MTC Technologies Inc *	167,544		167,544
17,300		17,300	MTS Systems Corp	332,679		332,679
19,200		19,200	Mykrolis Corp *	308,736		308,736
2,400		2,400	NACCO Industries Inc ‘A’	214,752		214,752
20,000		20,000	Nordson Corp	690,600		690,600
24,000	309,300	333,300	Orbital Sciences Corp *	288,480	3,717,786	4,006,266
2,800		2,800	Orleans Homebuilders Inc *	79,324		79,324
7,800		7,800	Palm Harbor Homes Inc *	139,386		139,386
19,900		19,900	Paxar Corp *	266,660		266,660
	20,500	20,500	Pentair Inc		936,850	936,850
9,200		9,200	Photon Dynamics Inc *	370,208		370,208
21,000		21,000	Photronics Inc *	418,320		418,320
24,900		24,900	Plantronics Inc *	812,985		812,985

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND

SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

	130,900	130,900	Polycom Inc *		$2,555,168	$2,555,168
6,500		6,500	Powell Industries Inc *	$124,475		124,475
34,900	461,900	496,800	Power-One Inc *	377,967	5,002,377	5,380,344
51,300		51,300	Powerwave Technologies Inc *	392,445		392,445
17,500		17,500	Presstek Inc *	127,225		127,225
90,197		90,197	Proxim Corp ‘A’ *	150,629		150,629
22,100		22,100	Rayovac Corp *	462,995		462,995
12,200		12,200	Regal-Beloit Corp	268,400		268,400
5,300		5,300	Robbins & Myers Inc	100,647		100,647
7,700		7,700	Rofin-Sinar Technologies Inc *	266,112		266,112
17,100		17,100	Roper Industries Inc	842,346		842,346
7,300	61,900	69,200	Rudolph Technologies Inc *	179,142	1,519,026	1,698,168
15,400		15,400	SBA Communications Corp *	58,212		58,212
5,700		5,700	Semitool Inc *	61,110		61,110
1,900		1,900	Skyline Corp	66,253		66,253
10,400		10,400	Sonic Solutions Inc *	159,120		159,120
11,000		11,000	SpectraLink Corp	210,870		210,870
20,300		20,300	Standard-Pacific Corp	985,565		985,565
5,700		5,700	Standex International Corp	159,600		159,600
15,700		15,700	Stewart & Stevenson Services Inc	220,585		220,585
34,900		34,900	SureBeam Corp ‘A’ *	7,503		7,503
19,100		19,100	Symmetricom Inc *	139,048		139,048
1,200		1,200	Technical Olympic USA Inc *	33,036		33,036
24,500		24,500	Technitrol Inc *	508,130		508,130
12,300		12,300	Tecumseh Products Co ‘A’	595,689		595,689
25,300		25,300	Teledyne Technologies Inc *	476,905		476,905
4,400		4,400	Tennant Co	190,520		190,520
42,700		42,700	Terayon Communication Systems Inc *	192,150		192,150
26,900		26,900	Terex Corp *	766,112		766,112
3,100		3,100	The Gorman-Rupp Co	81,840		81,840
31,600		31,600	Thomas & Betts Corp *	723,324		723,324
4,900		4,900	Thomas Industries Inc	169,834		169,834
9,600		9,600	Tollgrade Communications Inc *	168,288		168,288
4,150		4,150	TRC Cos Inc *	87,399		87,399
7,000		7,000	Triumph Group Inc *	254,800		254,800
14,900		14,900	Ultratech Inc *	437,613		437,613
11,300		11,300	United Industrial Corp	203,965		203,965
17,600		17,600	Varian Semiconductor Equipment Associates *	768,944		768,944
17,500	252,900	270,400	Veeco Instruments Inc *	493,500	7,131,780	7,625,280
9,100		9,100	Vicor Corp *	103,831		103,831
7,400		7,400	Watts Industries Inc ‘A’	164,280		164,280
4,100		4,100	William Lyon Homes Inc *	257,357		257,357
4,600		4,600	Woodhead Industries Inc	77,740		77,740
6,300		6,300	Woodward Governor Co	358,029		358,029
10,500		10,500	X-Rite Inc	118,860		118,860
13,600	4,900	18,500	Zygo Corp *	224,264	80,801	305,065

				47,284,553	96,404,351	143,688,904

			Technology - 11.05%

16,500		16,500	Actel Corp *	397,650		397,650
29,700		29,700	ActivCard Corp *	234,036		234,036
61,000		61,000	Adaptec Inc *	538,630		538,630
38,800		38,800	Advanced Digital Information Corp *	543,200		543,200
42,598		42,598	Aeroflex Inc *	497,971		497,971
26,200		26,200	Aether Systems Inc *	124,450		124,450
28,200		28,200	Agile Software Corp DE *	279,180		279,180
20,300		20,300	Agilysys Inc	226,345		226,345
73,200		73,200	Akamai Technologies Inc *	786,900		786,900
16,300		16,300	Alliance Semiconductor Corp *	115,893		115,893
6,300		6,300	Altiris Inc *	229,824		229,824
33,100		33,100	American Management Systems Inc *	498,817		498,817
	46,400	46,400	AMIS Holdings Inc *		848,192	848,192
6,800		6,800	Analogic Corp	278,800		278,800
18,300		18,300	Anaren Inc *	258,396		258,396
18,400		18,400	Anixter International Inc *	476,192		476,192
1,100		1,100	Ansoft Corp *	14,113		14,113

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

11,500		11,500	Ansys Inc *	$456,550		$456,550
10,800		10,800	Anteon International Corp *	389,340		389,340
169,900	450,600	620,500	Ariba Inc *	509,700	$1,351,800	1,861,500
14,100		14,100	Artisan Components Inc *	289,050		289,050
40,500		40,500	Ascential Software Corp *	1,050,165		1,050,165
21,400		21,400	AsiaInfo Holdings Inc * (China)	142,952		142,952
	242,300	242,300	ASM International NV * (Netherlands)		4,904,152	4,904,152
20,400	45,400	65,800	Aspect Communications Corp *	321,504	715,504	1,037,008
29,200		29,200	Aspen Technology Inc *	299,592		299,592
13,400		13,400	At Road Inc *	178,220		178,220
30,100		30,100	Avanex Corp *	150,199		150,199
19,000		19,000	Avid Technology Inc *	912,000		912,000
3,500		3,500	BEI Technologies Inc	70,000		70,000
3,700		3,700	Bel Fuse Inc ‘B’	120,731		120,731
23,400		23,400	Benchmark Electronics Inc *	814,554		814,554
9,600		9,600	Black Box Corp	442,272		442,272
51,500		51,500	Borland Software Corp *	501,095		501,095
10,000		10,000	BroadVision Inc *	42,600		42,600
18,100		18,100	CACI International Inc ‘A’ *	880,022		880,022
	11,100	11,100	Callidus Software Inc *		196,359	196,359
2,600		2,600	Catapult Communications Corp *	37,700		37,700
27,000		27,000	Centillium Communications Inc *	152,010		152,010
10,901		10,901	Ceva Inc *	113,370		113,370
17,000		17,000	Checkpoint Systems Inc *	321,470		321,470
24,200		24,200	ChipPAC Inc ‘A’ *	183,678		183,678
26,300		26,300	CIBER Inc *	227,758		227,758
39,100		39,100	Cirrus Logic Inc *	299,897		299,897
18,600		18,600	Coherent Inc *	442,680		442,680
32,100		32,100	CommScope Inc *	524,193		524,193
8,100		8,100	Compucom Systems Inc *	42,444		42,444
32,400		32,400	Computer Horizons Corp *	127,332		127,332
19,900		19,900	Computer Network Technology Corp *	189,846		189,846
10,600		10,600	Comtech Telecommunications Corp *	306,022		306,022
13,400		13,400	Concord Communications Inc *	267,598		267,598
13,900		13,900	Concur Technologies Inc *	134,552		134,552
45,300		45,300	Concurrent Computer Corp *	197,961		197,961
173,100		173,100	Conexant Systems Inc *	860,307		860,307
1,300		1,300	Convera Corp *	4,433		4,433
198,700		198,700	Corvis Corp *	337,790		337,790
43,400		43,400	Cray Inc *	430,962		430,962
39,100		39,100	CSG Systems International Inc *	488,359		488,359
9,392		9,392	Cubic Corp	216,016		216,016
2,500		2,500	CyberGuard Corp *	21,800		21,800
9,300		9,300	Daktronics Inc *	233,988		233,988
7,400		7,400	Datastream Systems Inc *	58,090		58,090
23,650		23,650	Dendrite International Inc *	370,595		370,595
5,200		5,200	Digimarc Corp *	69,160		69,160
16,900		16,900	Digital River Inc *	373,490		373,490
13,971		13,971	Digitas Inc *	130,210		130,210
5,100		5,100	Diodes Inc *	96,900		96,900
15,400		15,400	Ditech Communications Corp *	294,140		294,140
22,800		22,800	Dot Hill Systems Corp *	345,420		345,420
6,400		6,400	Drexler Technology Corp *	87,488		87,488
16,501		16,501	DRS Technologies Inc *	458,398		458,398
20,200		20,200	DSP Group Inc *	503,182		503,182
29,800		29,800	E.piphany Inc *	214,858		214,858
14,700		14,700	Echelon Corp *	163,758		163,758
8,100		8,100	eCollege.com Inc *	149,526		149,526
13,500		13,500	EDO Corp	332,775		332,775
32,200		32,200	Electronics for Imaging Inc *	837,844		837,844
11,400		11,400	Embarcadero Technologies Inc *	181,830		181,830
9,300		9,300	EMS Technologies Inc *	191,022		191,022
127,800		127,800	Enterasys Networks Inc *	479,250		479,250
18,300		18,300	Entrust Inc *	74,664		74,664
18,800		18,800	Epicor Software Corp *	239,888		239,888
9,350		9,350	EPIQ Systems Inc *	160,165		160,165

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

23,700		23,700	ESS Technology Inc *	$403,137		$403,137
29,600	106,000	135,600	Exar Corp *	505,568	$1,810,480	2,316,048
6,900		6,900	Excel Technology Inc *	226,734		226,734
60,600		60,600	Extreme Networks Inc *	436,926		436,926
11,600		11,600	F5 Networks Inc *	291,160		291,160
14,900		14,900	FalconStor Software Inc *	130,226		130,226
9,400		9,400	Fargo Electronics Inc *	119,568		119,568
24,500		24,500	FileNet Corp *	663,460		663,460
84,100		84,100	Finisar Corp *	263,233		263,233
24,200		24,200	Flir Systems Inc *	883,300		883,300
	58,900	58,900	FormFactor Inc *		1,166,220	1,166,220
49,600		49,600	Gartner Inc ‘A’ *	560,976		560,976
137,900	1,074,600	1,212,500	Gateway Inc *	634,340	4,943,160	5,577,500
20,800		20,800	Genesis Microchip Inc *	375,232		375,232
8,300		8,300	Gerber Scientific Inc *	66,068		66,068
77,826		77,826	GlobespanVirata Inc *	457,617		457,617
3,400		3,400	Group 1 Software Inc *	59,908		59,908
46,100		46,100	Harmonic Inc *	334,225		334,225
8,600		8,600	Herley Industries Inc *	178,020		178,020
17,000		17,000	Hutchinson Technology Inc *	522,580		522,580
27,300		27,300	Hyperion Solutions Corp *	822,822		822,822
44,525		44,525	Identix Inc *	198,136		198,136
4,200		4,200	iGate Corp *	32,970		32,970
7,900		7,900	II-VI Inc *	203,820		203,820
13,000		13,000	Inet Technologies Inc *	156,000		156,000
27,000		27,000	InFocus Corp *	261,360		261,360
22,000		22,000	Infonet Services Corp ‘B’ *	37,400		37,400
39,900		39,900	Informatica Corp *	410,970		410,970
16,300		16,300	Innovex Inc MN *	137,409		137,409
3,600		3,600	Integral Systems Inc MD	77,472		77,472
17,900		17,900	Integrated Silicon Solutions Inc *	280,493		280,493
29,989	34,000	63,989	Intergraph Corp *	717,337	813,280	1,530,617
10,920		10,920	Interland Inc *	71,308		71,308
11,052		11,052	Intermagnetics General Corp *	244,912		244,912
22,900		22,900	Internet Security Systems Inc *	431,207		431,207
14,300		14,300	Inter-Tel Inc	357,214		357,214
16,400		16,400	InterVoice Inc *	194,668		194,668
17,875		17,875	Interwoven Inc *	225,940		225,940
11,600		11,600	Invision Technologies Inc *	389,412		389,412
45,560		45,560	Iomega Corp	272,449		272,449
	79,100	79,100	iPass Inc *		1,267,973	1,267,973
10,200	272,300	282,500	Ixia *	119,340	3,185,910	3,305,250
6,300		6,300	IXYS Corp *	58,905		58,905
12,400		12,400	j2 Global Communications Inc *	307,148		307,148
18,700		18,700	JDA Software Group Inc *	308,737		308,737
7,300		7,300	Kana Software Inc *	24,601		24,601
30,900		30,900	Keane Inc *	452,376		452,376
54,200		54,200	KEMET Corp *	741,998		741,998
7,500		7,500	Keynote Systems Inc *	89,250		89,250
15,800		15,800	Komag Inc *	231,154		231,154
36,100		36,100	Kopin Corp *	242,231		242,231
6,700		6,700	KVH Industries Inc *	184,049		184,049
73,200		73,200	Lattice Semiconductor Corp *	708,576		708,576
25,300		25,300	Lawson Software Inc *	208,219		208,219
39,000		39,000	Lexar Media Inc *	679,770		679,770
25,400		25,400	Lionbridge Technologies Inc *	244,094		244,094
25,800		25,800	Macrovision Corp *	582,822		582,822
15,700		15,700	Magma Design Automation Inc *	366,438		366,438
16,300		16,300	Manhattan Associates Inc *	450,532		450,532
6,000		6,000	ManTech International Corp ‘A’ *	149,700		149,700
4,100		4,100	Manufacturers Services Ltd *	24,928		24,928
31,600		31,600	Manugistics Group Inc *	197,500		197,500
7,900		7,900	MAPICS Inc *	103,411		103,411
22,400	596,800	619,200	MatrixOne Inc *	137,984	3,676,288	3,814,272
41,300		41,300	Mentor Graphics Corp *	600,502		600,502
13,900		13,900	Mercury Computer Systems Inc *	346,110		346,110

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

17,400		17,400	Methode Electronics Inc ‘A’	$212,802		$212,802
34,800		34,800	Micrel Inc *	542,184		542,184
30,800		30,800	Micromuse Inc *	212,520		212,520
12,300		12,300	Micros Systems Inc *	533,328		533,328
17,600		17,600	Microsemi Corp *	432,608		432,608
8,035		8,035	MicroStrategy Inc ‘A’ *	421,677		421,677
54,600		54,600	Mindspeed Technologies Inc *	374,010		374,010
8,100		8,100	Mobius Management Systems Inc *	102,465		102,465
11,700		11,700	Monolithic System Technology Inc *	100,035		100,035
8,300		8,300	MRO Software Inc *	111,718		111,718
51,700		51,700	MRV Communications Inc *	194,392		194,392
12,500		12,500	MSC.Software Corp *	118,125		118,125
4,600		4,600	Nassda Corp *	33,350		33,350
	25,600	25,600	National Instruments Corp		$1,164,032	1,164,032
6,800		6,800	Neoware Systems Inc *	93,160		93,160
17,300		17,300	Net2Phone Inc *	117,640		117,640
13,300		13,300	Netegrity Inc *	137,123		137,123
	142,200	142,200	NETGEAR Inc *		2,273,778	2,273,778
38,756	84,000	122,756	NetIQ Corp *	513,517	1,113,000	1,626,517
6,000		6,000	NetScout Systems Inc *	45,600		45,600
1	167,500	167,501	NetScreen Technologies Inc *	25	4,145,625	4,145,650
9,000		9,000	Network Equipment Technologies Inc *	99,000		99,000
27,300		27,300	New Focus Inc *	137,046		137,046
29,400	98,500	127,900	Newport Corp *	485,982	1,628,205	2,114,187
	458,000	458,000	Novell Inc *		4,818,160	4,818,160
7,500		7,500	Nuance Communications Inc *	57,300		57,300
13,900		13,900	NYFIX Inc *	110,505		110,505
15,600		15,600	OmniVision Technologies Inc *	861,900		861,900
27,900		27,900	ON Semiconductor Corp *	179,955		179,955
37,699		37,699	Openwave Systems Inc *	414,689		414,689
56,200		56,200	Oplink Communications Inc *	134,318		134,318
3,800		3,800	OPNET Technologies Inc *	62,548		62,548
23,300		23,300	Opsware Inc *	172,420		172,420
2,000		2,000	Optical Communication Products Inc *	7,400		7,400
9,700		9,700	OSI Systems Inc *	186,337		186,337
7,800	140,800	148,600	Overland Storage Inc *	146,640	2,647,040	2,793,680
12,000		12,000	Packeteer Inc *	203,760		203,760
27,077		27,077	PalmOne Inc *	318,155		318,155
7,792		7,792	PalmSource Inc *	169,783		169,783
159,100		159,100	Parametric Technology Corp *	626,854		626,854
8,950		8,950	Park Electrochemical Corp	237,085		237,085
14,100		14,100	PC-Tel Inc *	149,601		149,601
5,600		5,600	PDF Solutions Inc *	83,440		83,440
3,100		3,100	PEC Solutions Inc *	52,545		52,545
2,400		2,400	Pegasystems Inc *	20,688		20,688
23,300		23,300	Pemstar Inc *	76,657		76,657
15,900		15,900	Pericom Semiconductor Corp *	169,494		169,494
44,200		44,200	Perot Systems Corp ‘A’ *	595,816		595,816
43,300	216,200	259,500	Pinnacle Systems Inc *	369,349	1,844,186	2,213,535
23,400		23,400	Pixelworks Inc *	258,336		258,336
9,600		9,600	Planar Systems Inc *	233,472		233,472
28,900		28,900	Plexus Corp *	496,213		496,213
7,500		7,500	Pomeroy IT Solutions Inc *	110,550		110,550
16,100	120,400	136,500	Power Integrations Inc *	538,706	4,028,584	4,567,290
17,300		17,300	Progress Software Corp *	353,958		353,958
22,500		22,500	Pumatech Inc *	89,550		89,550
3,000		3,000	QAD Inc *	36,780		36,780
73,500		73,500	Quantum Corp *	229,320		229,320
26,100	77,300	103,400	Quest Software Inc *	370,620	1,097,660	1,468,280
8,150		8,150	Radiant Systems Inc *	68,541		68,541
13,850		13,850	RadiSys Corp *	233,511		233,511
20,300		20,300	Rainbow Technologies Inc *	228,578		228,578
12,420		12,420	Read-Rite Corp *	62		62
41,650		41,650	REMEC Inc *	350,276		350,276
6,900		6,900	Research Frontiers Inc *	64,101		64,101
33,200		33,200	Retek Inc *	308,096		308,096

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

110,300		110,300	RF Micro Devices Inc *	$1,108,515		$1,108,515
10,000		10,000	Richardson Electronics Ltd	122,900		122,900
24,300		24,300	Roxio Inc *	116,397		116,397
35,100		35,100	RSA Security Inc *	498,420		498,420
59,900		59,900	Safeguard Scientifics Inc *	241,996		241,996
8,500		8,500	SafeNet Inc *	261,545		261,545
16,600		16,600	SAFLINK Corp *	44,654		44,654
3,700		3,700	Sanchez Computer Associates Inc *	15,355		15,355
47,100		47,100	Sapient Corp *	263,760		263,760
5,500		5,500	SBS Technologies Inc *	80,905		80,905
49,856		49,856	ScanSoft Inc *	265,234		265,234
7,300		7,300	ScanSource Inc *	333,026		333,026
19,300		19,300	SeaChange International Inc *	297,220		297,220
20,700		20,700	Secure Computing Corp *	370,737		370,737
24,300		24,300	SeeBeyond Technology Corp *	104,247		104,247
37,200		37,200	Semtech Corp *	845,556		845,556
15,000		15,000	Serena Software Inc *	275,250		275,250
16,900		16,900	Sigma Designs Inc *	127,257		127,257
	18,800	18,800	Sigmatel Inc *		$463,984	463,984
89,600		89,600	Silicon Graphics Inc *	122,752		122,752
42,900		42,900	Silicon Image Inc *	310,167		310,167
51,000		51,000	Silicon Storage Technology Inc *	561,000		561,000
3,000		3,000	Siliconix Inc *	137,100		137,100
18,200		18,200	Sipex Corp *	140,322		140,322
96,700		96,700	Skyworks Solutions Inc *	841,290		841,290
34,800		34,800	SonicWALL Inc *	271,440		271,440
128,900		128,900	Sonus Networks Inc *	974,484		974,484
4,700		4,700	SPSS Inc *	84,036		84,036
3,800		3,800	SRA International Inc ‘A’ *	163,780		163,780
5,600		5,600	SS&C Technologies Inc	156,520		156,520
8,200		8,200	Standard Microsystems Corp *	207,460		207,460
5,000		5,000	Stellent Inc *	49,200		49,200
7,200		7,200	Stratasys Inc *	196,272		196,272
43,200		43,200	Stratex Networks Inc *	183,600		183,600
31,500		31,500	Superconductor Technologies Inc *	175,770		175,770
3,000		3,000	Supertex Inc *	57,300		57,300
16,400		16,400	SupportSoft Inc *	215,660		215,660
55,700		55,700	Sybase Inc *	1,146,306		1,146,306
104,200		104,200	Sycamore Networks Inc *	546,008		546,008
18,000		18,000	Sykes Enterprises Inc *	154,080		154,080
12,200		12,200	Synaptics Inc *	182,756		182,756
	82,700	82,700	SYNNEX Corp *		1,137,952	1,137,952
6,300		6,300	Synplicity Inc *	49,329		49,329
2,500		2,500	Syntel Inc	61,775		61,775
1,000		1,000	Sypris Solutions Inc	16,810		16,810
22,900		22,900	Systems & Computer Technology Corp *	374,415		374,415
9,290		9,290	Talx Corp	213,949		213,949
32,200		32,200	Tekelec *	500,710		500,710
	99,600	99,600	The SCO Group Inc *		1,693,200	1,693,200
12,500		12,500	The TriZetto Group Inc *	80,625		80,625
7,800		7,800	Three-Five Systems Inc *	40,872		40,872
47,600		47,600	TIBCO Software Inc *	322,252		322,252
9,800		9,800	Tier Technologies Inc ‘B’ *	80,066		80,066
51,600		51,600	Titan Corp *	1,125,396		1,125,396
22,200		22,200	Transaction Systems Architects Inc ‘A’ *	502,386		502,386
89,100		89,100	Transmeta Corp DE *	302,940		302,940
	995,900	995,900	TranSwitch Corp *		2,290,570	2,290,570
23,100		23,100	Trimble Navigation Ltd *	860,244		860,244
85,204		85,204	TriQuint Semiconductor Inc *	602,392		602,392
15,900		15,900	TTM Technologies Inc *	268,392		268,392
40,100		40,100	Turnstone Systems Inc	4,752		4,752
29,900		29,900	Tyler Technologies Inc *	287,937		287,937
3,900		3,900	Ulticom Inc *	37,635		37,635
7,600		7,600	Universal Display Corp *	103,892		103,892
32,400		32,400	UNOVA Inc *	743,580		743,580
21,000		21,000	Varian Inc *	876,330		876,330

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND
SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

11,300		11,300	Vastera Inc *	$45,200		$45,200
3,700		3,700	Verint Systems Inc *	83,472		83,472
17,200		17,200	Verity Inc *	287,068		287,068
62,800		62,800	Verso Technologies Inc *	200,960		200,960
16,500		16,500	ViaSat Inc *	315,810		315,810
111,200		111,200	Vignette Corp *	252,424		252,424
6,200		6,200	Virage Logic Corp *	63,054		63,054
132,800		132,800	Vitesse Semiconductor Corp *	779,536		779,536
5,500		5,500	Vitria Technology Inc *	39,050		39,050
21,400		21,400	WatchGuard Technologies Inc *	124,548		124,548
13,600		13,600	WebEx Communications Inc *	273,360		273,360
23,800		23,800	webMethods Inc *	217,770		217,770
11,600		11,600	Websense Inc *	339,184		339,184
29,600		29,600	Westell Technologies Inc ‘A’ *	186,776		186,776
14,700		14,700	White Electronic Designs Corp *	129,360		129,360
44,000		44,000	Wind River Systems inc *	385,440		385,440
21,100		21,100	Xicor Inc *	239,274		239,274
23,675		23,675	Zhone Technologies Inc *	116,955		116,955
29,306		29,306	Zoran Corp *	509,632		509,632

				83,933,759	$55,225,294	139,159,053

			Utilities - 3.76%

89,800	302,300	392,100	Allegheny Energy Inc *	1,145,848	3,857,348	5,003,196
6,550		6,550	American States Water Co	163,750		163,750
115,500		115,500	Aquila Inc *	391,545		391,545
31,400		31,400	Atmos Energy Corp	763,020		763,020
31,600		31,600	Avista Corp	572,592		572,592
19,500		19,500	Black Hills Corp	581,685		581,685
11,400		11,400	Boston Communications Group Inc *	105,906		105,906
13,900		13,900	California Water Service Group	380,860		380,860
9,300		9,300	Cascade Natural Gas Corp	196,137		196,137
1,100		1,100	Centennial Communications Corp *	5,786		5,786
6,200		6,200	Central Vermont Public Service Corp	145,700		145,700
11,100		11,100	CH Energy Group Inc	520,590		520,590
4,600		4,600	Chesapeake Utilities Corp	119,830		119,830
108,400	208,600	317,000	Cincinnati Bell Inc *	547,420	1,053,430	1,600,850
29,000		29,000	Cleco Corp	521,420		521,420
85,000	444,300	529,300	CMS Energy Corp *	724,200	3,785,436	4,509,636
16,300	25,100	41,400	Commonwealth Telephone Enterprises Inc *	615,325	947,525	1,562,850
4,150		4,150	Connecticut Water Service Inc	114,748		114,748
9,900		9,900	CT Communications Inc	133,650		133,650
9,200		9,200	D&E Communications Inc	133,492		133,492
27,500		27,500	Dobson Communications Corp ‘A’ *	180,675		180,675
39,400		39,400	El Paso Electric Co *	525,990		525,990
25,000	65,300	90,300	Energen Corp	1,025,750	2,679,259	3,705,009
3,600		3,600	EnergySouth Inc	126,000		126,000
36,100		36,100	General Communication Inc ‘A’ *	314,070		314,070
8,300		8,300	Golden Telecom Inc * (Russia)	230,325		230,325
5,430		5,430	Hickory Tech Corp	62,174		62,174
500		500	Hungarian Telephone & Cable Corp *	4,930		4,930
27,600		27,600	IDACORP Inc	825,792		825,792
10,200		10,200	Intrado Inc *	223,890		223,890
46,100		46,100	McLeodUSA Inc ‘A’ *	68,228		68,228
34,700	492,500	527,200	Mediacom Communications Corp *	300,849	4,269,975	4,570,824
8,900		8,900	MGE Energy Inc	280,439		280,439
5,466		5,466	Middlesex Water Co	110,960		110,960
17,100	34,950	52,050	New Jersey Resources Corp	658,521	1,345,925	2,004,446
9,700		9,700	NII Holdings Inc ‘B’ *	723,911		723,911
7,100		7,100	North Pittsburgh Systems Inc	134,261		134,261
19,800		19,800	Northwest Natural Gas Co	608,850		608,850
12,500		12,500	NUI Corp	201,500		201,500
14,900		14,900	Otter Tail Corp	398,277		398,277
28,400		28,400	PNM Resources Inc	798,040		798,040
21,170		21,170	Price Communications Corp *	290,664		290,664
32,300		32,300	Primus Telecommunications Group Inc *	328,814		328,814
30,700		30,700	PTEK Holdings Inc *	270,467		270,467

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND

SMALL-CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

39,000		39,000	RCN Corp *	$31,200		$31,200
19,300		19,300	SEMCO Energy Inc	94,570		94,570
1,100		1,100	Shenandoah Telecom Co	56,386		56,386
73,366		73,366	Sierra Pacific Resources Corp *	538,506		538,506
1,100		1,100	SJW Corp	98,175		98,175
10,500	75,700	86,200	South Jersey Industries Inc	425,250	$3,065,850	3,491,100
35,522		35,522	Southern Union Co *	653,605		653,605
17,700	125,500	143,200	Southwest Gas Corp	397,365	2,817,475	3,214,840
11,920		11,920	Southwest Water Co	191,316		191,316
26,900		26,900	Southwestern Energy Co *	642,910		642,910
7,300		7,300	SureWest Communications	295,066		295,066
17,466		17,466	Talk America Holdings Inc *	201,208		201,208
18,100		18,100	The Empire District Electric Co	396,933		396,933
9,400		9,400	The Laclede Group Inc	268,370		268,370
30,500		30,500	Time Warner Telecom Inc ‘A’ *	308,965		308,965
7,700		7,700	Triton PCS Holdings Inc ‘A’ *	42,966		42,966
9,400		9,400	UIL Holdings Corp	423,940		423,940
14,800		14,800	UniSource Energy Corp	364,968		364,968
1,500		1,500	Warwick Valley Telephone Co	44,385		44,385
45,600		45,600	Westar Energy Inc	923,400		923,400
31,000		31,000	Western Wireless Corp ‘A’ *	569,160		569,160

				23,545,525	23,822,223	47,367,748

			Total Common Stocks	572,538,789	584,295,719	1,156,834,508

Principal Amount

			CORPORATE BOND - 0.00%

			Autos & Transportation - 0.00%

			TIMCO Aviation Services Inc
$349		$349	8.000% due 01/02/07	19	-	19

			Total Corporate Bond
			(Cost $0)	19	-	19

			SHORT-TERM INVESTMENTS - 7.84%

			U.S. Government Agency Issue - 2.23%

			Federal Home Loan Bank
	$28,025,000	28,025,000	0.750% due 01/02/04	-	28,024,416	28,024,416

			Repurchase Agreement - 5.61%

			State Street Bank and Trust Co
			0.600% due 01/02/04
			(Dated 12/31/03, repurchase price
			of $70,608,354; collateralized by
			U.S. Treasury Notes 2.125% due 10/31/04
70,606,000		70,606,000	and market value $72,023,233)	70,606,000	-	70,606,000

			Total Short-Term Investments	70,606,000	28,024,416	98,630,416

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL -99.72%	643,144,808	612,320,135	1,255,464,943

See Notes to Pro Forma Financial Statements	See explanation of symbols on page 35

PACIFIC SELECT FUND

SMALL CAP INDEX AND SMALL-CAP EQUITY PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2003 (Unaudited)

Shares				Value

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined	Security	Index	Equity	Combined

			SECURITIES LENDING COLLATERAL -21.89%

			State Street Navigator Securities Lending
124,404,880	151,217,409	275,622,289	Prime Portfolio 1.059%^^	$124,404,880	$151,217,409	$275,622,289

			Total Securities Lending Collateral	124,404,880	151,217,409	275,622,289

			TOTAL INVESTMENTS - 121.61%	767,549,688	763,537,544	1,531,087,232

			OTHER ASSETS & LIABILITIES, NET - (21.67%)	(121,981,827)	(150,797,842)	(272,779,669)

			NET ASSETS BEFORE ADJUSTMENT -99.94%	$645,567,861	$612,739,702	1,258,307,563

			ADJUSTMENT - 0.06% (a)			721,071

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$1,259,028,634

			TOTAL INVESTMENTS - COST	$692,735,753	$714,950,948	$1,407,686,701

Notes to Pro Forma Schedule of Investments

(a)	See explanation of adjustment in Note (b) on page 1.

(b)	The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2003:

Small-Cap	Small-Cap	Pro Forma		Small-Cap	Small-Cap	Pro Forma
Index	Equity	Combined		Index	Equity	Combined

Number of Contracts			Type	Unrealized Appreciation

283	-	283	Russell 2000 (03/04)	$2,770,245	$-	$2,770,245

(c)	Explanation of symbols for Pro Forma Schedule of Investments:

*	Non-Income producing securities.

^^	Rate shown reflects 7-day yield as of December 31, 2003.

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited)

1.  BASIS OF COMBINATION

   On February 24, 2004, the Board of Trustees of Pacific Select Fund (the “Board”) approved a Plan of Reorganization whereby, subject to approval by the shareholders of the Small-Cap Equity Portfolio (the “Acquired Portfolio”), the Small-Cap Index Portfolio (the “Surviving Portfolio”) will acquire all the assets of the Acquired Portfolio subject to the liabilities of such Acquired Portfolio, in exchange for a number of shares having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio (the “Reorganization”).

   The Reorganization will be accounted for as a tax-free merger of investment companies. The pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred as of December 31, 2003. The unaudited pro forma statement of assets and liabilities and schedule of investments reflect the financial position of the Surviving Portfolio and the Acquired Portfolio (each a “Portfolio” and collectively, the “Portfolios”) as of December 31, 2003. The unaudited pro forma statement of operations reflects the results of operations of the Portfolios for the year ended December 31, 2003. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for the Portfolios under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the Surviving Portfolio, and results of operations of the Surviving Portfolio for pre-combination periods will not be restated.

   The pro forma statement of assets and liabilities, statement of operations, and schedule of investments should be read in conjunction with the historical financial statements of the Small-Cap Equity Portfolio and Small-Cap Index Portfolio of Pacific Select Fund (the “Fund”) incorporated by reference in the Statements of Additional Information.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of the financial statements.

A. Portfolio Valuation

   Net asset value (“NAV”) per share is calculated once each business day, Monday through Friday, exclusive of Federal holidays, as of the time of the close of the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier, on each day that the NYSE is open for trading. Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and the official closing price on the NASDAQ National Market as reported by a pricing source approved by the Board. Securities traded on over-the-counter markets and listed securities for which no sales are reported are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, brokers or dealers. Fixed income securities are generally valued at prices obtained from pricing services or brokers and dealers. Certain bonds are valued by benchmark, matrix, or other pricing process approved by the Board.

Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a Portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Portfolio’s NAV, the security would be valued at “fair market value” as determined in accordance with procedures and methodologies approved by the Board. In determining the fair value of securities, the Portfolios may consider available information including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE. Effective September 15, 2003, the Fund retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not accurately reflect the price that a Portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income

   Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

C. Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

   Net realized foreign exchange gains and losses arise from sales of a Portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

D. Expense Allocation

   General expenses of the Fund (including custodial asset-based fees, portfolio accounting fees, printing and mailing expenses, legal and audit fees, and expenses of the Independent Trustees) are allocated to each Portfolio in proportion to its relative average daily net assets. Expenses directly attribute to a particular portfolio (including advisory fees, custodial

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

transaction-based fees, 12b-1 distribution expenses, legal fees, interest expenses, registration fees, and certain taxes) are charged directly to that Portfolio.

E. Equalization

   The Portfolios follow the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Portfolios’ shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Portfolios’ shares.

F. Repurchase Agreements

   The Portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Portfolio are fully collateralized by U.S. Government securities or securities issued by U.S. Government agencies and such collateral is in the possession of the Portfolios’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

G. Investment Risk

   Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.	INVESTMENT ADVISORY, AGENCY, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

   Pursuant to an Investment Advisory Agreement, Pacific Life serves as investment adviser to the Portfolios, and receives from the Portfolios the following advisory fee rates based on an annual percentage of the average daily net assets of each Portfolio and the fees are accrued daily by the Portfolios:

Small-Cap Index	0.50%	Small-Cap Equity	0.65%

   Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage portfolio managers under Pacific Life’s supervision for these two Portfolios. Pacific Life, as investment adviser to the Portfolios, pays the related management fees as compensation for advisory services provided to the Portfolios.

   Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that is outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on state and Federal levels, providing legal and accounting services, maintaining the Fund’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on a cost reimbursement basis.

   Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

   Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Portfolios, except for the amount of recaptured commissions received from the Portfolios under the brokerage enhancement 12b-1 plan (Note 5) for promoting and marketing fund shares.

4.	TRUSTEE DEFERRED COMPENSATION AND RETIREMENT PLANS

   Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Portfolios that are payable in accordance with the agreement. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/ depreciation of the Trustee’s deferred compensation accounts will cause the expenses of the Portfolios to increase or decrease due to market fluctuation. In addition, the Fund maintains a retirement plan for certain eligible Independent Trustees. As of December 31, 2003, the projected benefit obligations from the Small-Cap Index and Small-Cap Equity Portfolios were $4,705 and $5,021, respectively.

5.	EXPENSE REDUCTIONS

   Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for its operating expenses (including organizational expenses, but not including advisory fees; 12b-1 distribution expenses; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation; other expenses not incurred in the ordinary course of each Portfolio’s business; and expenses of any counsel or other persons or services retained by the Independent Trustees) that exceed an annual rate of 0.10% of a Portfolio’s average daily net assets for all Portfolios through December 31, 2004. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years), to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2004. For the year ended December 31, 2003, such operating expenses were below the 0.10% expense cap for both Portfolios.

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

   The Fund has entered into an arrangement with its custodian, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s custodian fees and expenses.

   The Fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions” or “recaptured distribution expenses”). While a Portfolio pays the cost of brokerage transactions when it buys or sells a Portfolio’s security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The Fund discloses the amount of recaptured commissions as a distribution expense.

   The custodian credits, and recaptured distribution expenses are presented in the accompanying pro forma statement of operations.

6.  SECURITIES LENDING

   The Portfolios may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Portfolios receive cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), and 105% of the market value of loaned foreign securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Portfolios and the collateral held for securities on loan as of December 31, 2003, were as follows:

		Cash
	Market	Collateral	Non-Cash
	Value of	Received for	Collateral Received
	Securities	Loans	for Loans
Portfolio	on loan	Outstanding	Outstanding

Small-Cap Index	$119,252,635	$124,404,880	$317,961
Small-Cap Equity	145,184,007	151,217,409	-

Pro Forma Combined	$264,436,642	$275,622,289	$317,961

7.  COMMITTED LINE OF CREDIT

   The Fund has an unsecured $75,000,000 committed revolving line of credit agreement. The interest rate on the borrowing is the bank’s overnight Federal funding rate plus 0.50%. The Fund agrees to pay to the bank a commitment fee equal to 0.10% per annum on the daily-unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Portfolios are combined and presented in the accompanying pro forma statement of operations. There were no borrowings by both Portfolios during the year ended December 31, 2003.

8.  CAPITAL SHARES

   The pro forma net asset value per share assumes additional shares of the Surviving Portfolio were issued in connection with the proposed acquisition of the Acquired Portfolio as of December 31, 2003. The number of shares issued was calculated by dividing the net asset value of the Acquired Portfolio by the net asset value per share of the Surviving Portfolio.

9.  PRO FORMA OPERATING EXPENSES

   The accompanying pro forma financial statements reflect changes in Portfolio shares if the Reorganization had taken place on December 31, 2003. The Portfolios each have a different advisory fee at an annual rate of 0.50% for the Surviving Portfolio and 0.65% for the Acquired Portfolio of the Portfolios’ average daily net assets and the pro forma statement of assets and liabilities and statement of operations reflect the reduction of the advisory fees. Based upon the fact that the advisory fee rate for the Surviving Portfolio is slightly lower than the Acquired Portfolio and most of the Portfolios’ other expenses (including portfolio accounting, legal, audit, printing, postage and mailing, and trustees fees and expenses) are allocated among the Portfolios in proportion to their relative average daily net assets, the reduction in total net operating expenses before reorganization expenses assuming Surviving Portfolio’s operating structure was in effect for the year ended December 31, 2003, was considered immaterial to the pro forma combined Portfolios.

10.  REORGANIZATION EXPENSES

   Pacific Life will bear all the costs of the Reorganization. Reorganization costs estimated at approximately $150,000 and these costs represent the estimated expenses of both Portfolios carrying out their obligations under the Reorganization and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed Reorganization, including but not limited to, the costs of proxy solicitation and any necessary filings with the Securities and Exchange Commission.

11.  FEDERAL INCOME TAX

   Each Portfolio declared and paid sufficient dividends on net investment income and capital gains distributions during 2003 to qualify as a regulated investment company and is not required to pay the Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). Each Portfolio intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Portfolios.

   Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2003 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of December 31, 2003, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of December 31, 2003, were as follows:

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Post-October
	Net Capital		Post-October	Foreign	Accumulated	Total	Gross	Gross	Net
	Loss		Capital Loss	Currency Loss	Capital and	Cost on	Unrealized	Unrealized	Unrealized
Portfolio	Carryover	Expiration	Deferral	Deferral	Other Losses	Tax Basis	Appreciation	Depreciation	Appreciation

Small-Cap Index	($6,183,237)	2010	$-	$-	($6,183,237)	$572,938,500	$107,106,434	($36,900,126)	$70,206,308
Small-Cap Equity	(196,715,391)	2009-2011	$-	$-	(196,715,391)	563,820,589	111,127,567	(62,628,021)	48,499,546

Pro Forma Combined	($202,898,628)	2009-2011	$-	$-	($202,898,628)	$1,136,759,089	$218,234,001	($99,528,147)	$118,705,854

   After the Reorganization, the net capital loss carryovers and post-October capital and foreign currency losses, if any, of the Acquired Portfolio will be available to the Surviving Portfolio to offset its future capital gains and ordinary income, although the amount of these losses which may offset its future capital gains and ordinary income in any given year may be limited.

VOTE THIS PROXY—YOUR VOTE IS IMPORTANT!
YOU MAY VOTE BY TELEPHONE OR BY MAIL
If you vote by mail, only signed and dated voting instructions received by 11:00 a.m. Eastern time on
April 22, 2004, at the address shown on the enclosed envelope will be counted!

To vote by telephone (available 24 hours a day) follow these instructions:

	1.	Read your proxy statement and the proposal

	2.	Using a touch tone phone, dial our toll-free automated number at. 1-866-241-6192.

	3.	You will be asked to enter your 14 digit Control Number as shown in the box on the Proxy Card below.

	4.	Follow the recorded directions.

	5.	If voting by telephone, you must call by 11:00 a.m. Eastern time on April 22, 2004.

TO VOTE BY TELEPHONE, FOLLOW INSTRUCTIONS AT THE RIGHT. (Voting by telephone saves time and money.) TO VOTE BY MAIL, FOLLOW INSTRUCTIONS ON THE REVERSE SIDE	6.	You do not need to mail your Proxy Card if you vote by telephone.

Please detach at perforation before mailing.

PROXY CARD          SMALL-CAP EQUITY PORTFOLIO OF PACIFIC SELECT FUND          PROXY CARD
SPECIAL MEETING OF SHAREHOLDERS—APRIL 22, 2004
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

The owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) issued by Pacific Life Insurance Company (“Pacific Life”) or Pacific Life & Annuity Company (“PL&A”) and funded by separate accounts of Pacific Life or PL&A hereby instructs Pacific Life and PL&A, on behalf of the pertinent separate accounts, to vote the shares of the Small-Cap Equity Portfolio of the Pacific Select Fund, (the “Fund”) attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 9:00 a.m., Pacific time, on April 22, 2004, at 700 Newport Center Drive, Newport Beach, California, 92660, and at any adjournment thereof, as indicated below with respect to the matters referred to in the proxy statement or the meeting, and in the discretion of Pacific Life and PL&A upon such other matters as may properly come before the meeting or any adjournment thereof. THIS VOTING INSTRUCTION IS SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND. The Board of Trustees recommends a vote FOR the proposal.

VOTE VIA THE TELEPHONE: 1-866-241-6192 CONTROL NUMBER: 999 9999 9999 999

Please sign and date the proxy card. All designated owners of the variable contract(s) shown must sign hereon. If signing as an attorney, executor, trustee, guardian or other representative or as an officer of a corporation or partnership, please add title as such. Receipt of the Notice of Meeting and Proxy Statement is hereby acknowledged.

Signature of Contract Owner

Signature of Contract Owner (other) (if held jointly)
,2004
Date

PLEASE SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED
ENVELOPE.

VOTE THIS PROXY—YOUR VOTE IS IMPORTANT!
YOU MAY VOTE BY TELEPHONE OR BY MAIL
If you vote by mail, only signed and dated voting instructions received by 11:00 a.m. Eastern time on
April 22, 2004, at the address shown on the enclosed envelope will be counted!

Please detach at perforation before mailing.

SPECIFY YOU DESIRED VOTE BY MARKING IN THE APPROPRIATE SPACE BELOW. THIS PROXY WILL BE VOTED FOR THE PROPOSAL IF NO MARK IS MADE BELOW.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. EXAMPLE: [x]

Proposal	FOR	AGAINST	ABSTAIN

To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Small-Cap Equity Portfolio by the Small-Cap Index Portfolio	[ ]	[ ]	[ ]

PLEASE SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED
ENVELOPE.

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article V of the Registrant’s Amended and Restated Declaration of Trust (the “Declaration of Trust”).

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)	(a)(1)	Agreement and Declaration of Trust[4]
	(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—I-Net Tollkeeper[7]
	(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Focused 30 and Strategic Value[7]
	(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Bond and Income[8]
	(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[8]
	(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Large-Cap Core[9]
	(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Equity Income and Research[9]
	(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Small-Cap Equity, International Value and Inflation Managed[12]
	(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Real Estate[12]
	(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust—Main Street Core, Short Duration Bond, Small-Cap Value and Comstock[15]
	(a)(11)	Form of Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust— Telecommunications, Global Growth and Research[16]
	(a)(12)	Form of Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Value
	(b)	Instruments Defining Rights of Holders of Securities[1]
(2)		By-Laws[4]
(3)		Not Applicable
(4)		Form of Plan of Reorganization is included herein.
(5)		See Exhibits 1 and 2

Item 16.	Exhibits

(6)(a)	Investment Advisory Agreement with Addendums—Equity Index, Growth LT, Equity and Bond and Income[1]
(a)(1)	Addendum to Advisory Agreement—Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT[16]
(a)(2)	Addendum to Advisory Agreement—International Large-Cap and Diversified Research[4]
(a)(3)	Addendum to Advisory Agreement—I-Net Tollkeeper[5]
(a)(4)	Addendum to Advisory Agreement—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value[8]
(a)(5)	Addendum to Advisory Agreement—Equity Income and Research[10]
(a)(6)	Amendment to Advisory Agreement—I-Net Tollkeeper[12]
(a)(7)	Amendment to Advisory Agreement—Emerging Markets[16]
(a)(8)	Addendum to Advisory Agreement—Small-Cap Value and Short Duration Bond[15]
(a)(9)	Addendum to Advisory Agreement—Emerging Markets and Aggressive Equity[16]
(a)(10)	Addendum to Advisory Agreement—Focused 30 and Strategic Value[16]
(a)(11)	Amendment to Advisory Agreement—I-Net Tollkeeper[16]
(a)(12)	Addendum to Advisory Agreement—Telecommunications, Global Growth and Research[17]
(a)(13)	Form of Addendum to Advisory Agreement – Small-Cap Equity[18]
(6)(b)	Portfolio Management Agreement—Capital Guardian Trust Company[1]
(6)(b)(1)	Portfolio Management Agreement—Capital Guardian Trust Company[4]
(6)(c)	Portfolio Management Agreement—Janus Capital Management LLC[12]
(6)(d)	Portfolio Management Agreement—Van Kampen[16]
(6)(e)	Portfolio Management Agreement—Goldman Sachs Asset Management L.P.[15]
(6)(e)(1)	Fee Schedule to Portfolio Management Agreement—Goldman Sachs Asset Management, L.P.[18]
(6)(f)	Portfolio Management Agreement—Pacific Investment Management Company LLC[16]
(6)(f)(1)	Amendment to Portfolio Management Agreement—Pacific Investment Management Company LLC[8]
(6)(g)	Portfolio Management Agreement—Salomon Brothers Asset Management Inc[16]
(6)(h)	Portfolio Management Agreement—Lazard Asset Management[16]
(6)(h)(1)	Portfolio Management Agreement—Lazard Asset Management[8]
(6)(h)(2)	Fee Schedule to Portfolio Management Agreement—Lazard Asset Management LLC[18]

Item 16.	Exhibits

(6)(h)(3)	Fee Schedule to Portfolio Management Agreement—Lazard Asset Management LLC[18]
(6)(i)	Portfolio Management Agreement—Mercury Advisors[4]
(6)(j)	Portfolio Management Agreement—AIM Capital Management, Inc.[8]
(6)(j)(1)	Fee Schedule to Portfolio Management Agreement—AIM Capital Management, Inc.[15]
(6)(k)	Portfolio Management Agreement—INVESCO Funds Group, Inc.[8]
(6)(k)(1)	Form of Fee Schedule to Portfolio Management Agreement—INVESCO Funds Group, Inc.[16]
(6)(l)	Portfolio Management Agreement—MFS Investment Management[8]
(6)(l)(1)	Form of Fee Schedule to Portfolio Management Agreement—MFS Investment Management[16]
(6)(m)	Portfolio Management Agreement—Putnam Investment Management, LLC[10]
(6)(n)	Portfolio Management Agreement—Oppenheimer Funds, Inc.[15]
(6)(o)	Portfolio Management Agreement—PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P. (“PIMCO—NFJ”)[15]
(7)(a)(1)	Distribution Agreement[4]
(7)(a)(2)	Addendum to Distribution Agreement—I-Net Tollkeeper[5]
(7)(a)(3)	Addendum to Distribution Agreement—Focused 30 and Strategic Value[7]
(7)(a)(4)	Exhibit A to Distribution Agreement—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[8]
(7)(a)(5)	Exhibit A to Distribution Agreement—Equity Income and Research[10]
(7)(a)(6)	Exhibit A to Distribution Agreement[13]
(7)(a)(7)	Exhibit A to Distribution Agreement—Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[15]
(7)(a)(8)	Exhibit A to Distribution Agreement—Telecommunications, Global Growth, and Research[17]
(7)(a)(10)	Form of Exhibit A to Distribution Agreement – Small-Cap Equity[18]
(8)	Amended and Restated Trustees’ Deferred Compensation Plan[13]
(9)(a)(2)	Custody and Investment Accounting Agreement[13]
(9)(a)(3)	Exhibit A to Custody and Investment Accounting Agreement—Equity Income and Research[12]
(9)(a)(4)	Amendment to Custody and Investment Accounting Agreement[16]
(9)(a)(5)	Form of Financial Services Agreement[14]
(9)(a)(6)	Exhibit A to Custody Agreement—Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[15]
(9)(a)(7)	Exhibit A to Custody Agreement—Telecommunications, Global Growth and Research[18]
(9)(a)(8)	Form of Exhibit A to Custody Agreement – Small-Cap Equity[18]

Item 16.	Exhibits

(10)(a)(1)	Brokerage Enhancement Plan[5]
(10)(a)(2)	Schedule A to Brokerage Enhancement Plan—I-Net Tollkeeper[6]
(10)(a)(3)	Schedule A to Brokerage Enhancement Plan—Focused 30 and Strategic Value[7]
(10)(a)(4)	Schedule A to Brokerage Enhancement Plan—Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[8]
(10)(a)(5)	Schedule A to Brokerage Enhancement Plan—Equity Income and Research[10]
(10)(a)(6)	Schedule A to Brokerage Enhancement Plan—Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]
(10)(a)(7)	Schedule A to Brokerage Enhancement Plan—Telecommunications, Global Growth, and Research[16]
(10)(a)(8)	Schedule A to Brokerage Enhancement Plan – Small-Cap Equity[18]
(11)	Opinion and Consent of Counsel[1]
(12)	Form of Opinion and Consent of Counsel supporting tax matters and consequences filed herewith
(13)	Not Applicable
(14)	Consent of Independent Auditors filed herewith
(15)	Not Applicable
(16)	Power of Attorney[16]
(17)	Not Applicable

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-000400 filed on March 15, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

Item 17. Undertakings

     (1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

As required by the securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newport Beach and State of California, on the 27th day of February, 2004.

PACIFIC SELECT FUND

		By:	Glenn S. Schafer*
		Title:	President

*By:	/s/ DIANE N. LEDGER

Diane N. Ledger, as attorney-in-fact
pursuant to power of attorney filed
herewith.

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	February 27, 2004

Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	February 27, 2004

Glenn S. Schafer*	President (President)	February 27, 2004

Richard L. Nelson*	Trustee	February 27, 2004

Lyman W. Porter*	Trustee	February 27, 2004

Alan Richards*	Trustee	February 27, 2004

Lucie H. Moore*	Trustee	February 27, 2004

G. Thomas Willis*	Trustee	February 27, 2004

* By: /s/ DIANE N. LEDGER Diane N. Ledger, as attorney-in-fact
pursuant to power of attorney filed herewith		February 27, 2004

Power of Attorney

The undersigned trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund and each series of the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund and each series of the Fund related to the above.

The undersigned trustees and officers of Pacific Select Fund hereby execute this Power of Attorney effective the 6th day of November 2003.

Name	Title

/s/ THOMAS C. SUTTON Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER Glenn S. Schafer	President

/s/ RICHARD L. NELSON Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER Lyman W. Porter	Trustee

/s/ ALAN RICHARDS Alan Richards	Trustee

/s/ LUCIE H. MOORE Lucie H. Moore	Trustee

/s/ BRIAN D. KLEMENS Brian D. Klemens	Vice President and Treasurer

Power of Attorney

The undersigned trustee of Pacific Select Fund (the “Fund”) hereby appoints Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, as his true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in his name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund and each series of the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grants to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof.

The undersigned trustee of Pacific Select Fund hereby executes this Power of Attorney effective the 2nd day of December, 2003.

Name	Title

/s/ G. THOMAS WILLIS G. Thomas Willis	Trustee

EXHIBIT INDEX

ITEM NO.	DESCRIPTION

(11)	Form of Legal Opinion
(14)	Independent Auditor’s Consent